UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 – December 31, 2015
Item 1: Reports to Shareholders

Annual Report | December 31, 2015

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
About Your Fund’s Expenses.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	1.37%
Institutional Plus Shares	1.39
S&P 500 Index	1.38
Large-Cap Core Funds Average	-0.66

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$188.67	$186.62	$4.570	$0.000
Institutional Plus Shares	188.68	186.63	4.607	0.000

1

Chairman’s Letter

Dear Shareholder,

The fiscal year ended December 31, 2015, was a tumultuous one for the world’s financial markets, and the broad U.S. stock market navigated a bumpy road to modest gains. Stocks of larger domestic companies such as those held in Vanguard Institutional Index Fund generally outperformed their mid- and small-sized counterparts.

In this investment environment, Institutional Shares of the fund returned 1.37%, closely tracking the fund’s benchmark, the Standard & Poor’s 500 Index, and surpassing the –0.66% average return of its peers.

Results among the fund’s ten market sectors were mixed. Half posted gains; consumer discretionary, information technology, and health care stocks added most to returns. Energy stocks were a notable drag on performance.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity

2

prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result.

The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

3

accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Energy’s double-digit decline offset gains in several sectors

The Institutional Index Fund invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value. As I mentioned, stocks of large-cap companies returned more than those of smaller companies, boosting your fund’s performance relative to the broad market.

Most segments of the U.S. economy grew, propped up by shoppers’ overall confidence and their willingness and ability to spend. This trend benefited the consumer discretionary and consumer staples sectors, which were among the market’s top performers. Internet retailers led the way in consumer discretionary; home improvement stores and restaurants also excelled. In consumer goods, notable showings came from tobacco, beverage, and packaged food companies.

The information technology and health care sectors also boosted performance; however, their returns paled compared with those of some robust recent periods. In IT, gains from internet and software firms were partially offset by poor results from technology hardware and communications equipment companies.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Institutional Index Fund Institutional Shares	7.31%
S&P 500 Index	7.31
Large-Cap Core Funds Average	5.91
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

4

Merger-and-acquisition activity, vibrant drug pipelines, and favorable long-term demographic and economic trends lifted the health care sector. But political controversy over high drug prices and lofty valuations of biotechnology stocks led to a few stumbles. The fund’s tiny holding in telecommunications was also positive.

Much of the contribution made by these industries was erased by a double-digit decline in energy. The lengthy and sharp slide of oil prices punished the sector. Their effect was worsened by high production levels from some leading oil-producing countries and concerns about the slower growth in China, the world’s largest oil importer.

Natural gas prices also dropped, though not as dramatically. Some integrated oil and gas firms held up better than others, but the majority of companies engaged in production and exploration and services and distribution suffered.

Stocks in the financial, industrials, materials, and utilities sectors also weighed on the fund’s performance.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from
10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015.
Results from the model may vary with each use and over time. For more information, please see page 6.

5

The fund’s long-term record continues to be admirable

Over the last ten years, Vanguard Institutional Index Fund’s Institutional Shares have produced an average annual return of 7.31%. That’s more than 1 percentage point better than the average return of peer funds.

Most important, the fund has succeeded in meeting its primary objective of closely tracking its index over the long term. That was no easy feat during a period that included the worst global recession since the Great Depression. This success is a tribute to the experience, talent, and sophisticated systems of the fund’s advisor, Vanguard Equity Index Group. Low expenses––which allow you to keep more of the fund’s return—have helped as well.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that returns aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile” and why their outlook for stock

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

and bond markets is the most guarded since 2006. (For more details, see the box on page 5 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2016

7

Institutional Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.15%	2.17%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	503	504	3,960
Median Market Cap	$81.0B	$81.0B	$51.4B
Price/Earnings Ratio	20.5x	20.5x	21.9x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.5%	18.3%	17.2%
Earnings Growth Rate	9.2%	9.2%	9.5%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.3%
Alphabet Inc.	Internet Software &
	Services	2.5
Microsoft Corp.	Systems Software	2.5
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
General Electric Co.	Industrial
	Conglomerates	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Amazon.com Inc.	Internet Retail	1.4
Wells Fargo & Co.	Diversified Banks	1.4
Berkshire Hathaway Inc. Multi-Sector Holdings		1.4
JPMorgan Chase & Co.	Diversified Banks	1.4
Top Ten		18.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015. For the fiscal year ended December 31, 2015, the expense ratios were
0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

8

Institutional Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.9%	12.9%	13.4%
Consumer Staples	10.1	10.1	8.8
Energy	6.5	6.5	5.9
Financials	16.5	16.5	18.2
Health Care	15.1	15.1	14.8
Industrials	10.0	10.0	10.5
Information
Technology	20.7	20.7	20.0
Materials	2.8	2.8	3.1
Telecommunication
Services	2.4	2.4	2.2
Utilities	3.0	3.0	3.1

9

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $5,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment
	Institutional Index Fund*Institutional
	Shares	1.37%	12.54%	7.31%	$10,125,514
••••••••	S&P 500 Index	1.38	12.57	7.31	10,121,087
– – – –	Large-Cap Core Funds Average	-0.66	10.65	5.91	8,875,214
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	10,281,716
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	1.39%	12.57%	7.34%	$405,946,083
S&P 500 Index	1.38	12.57	7.31	404,843,496
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	411,268,632

See Financial Highlights for dividend and capital gains information.

10

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

11

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.8%)
*	Amazon.com Inc.	4,162,490	2,813,385
	Home Depot Inc.	13,729,765	1,815,761
	Walt Disney Co.	16,469,878	1,730,655
	Comcast Corp. Class A	26,442,327	1,492,141
	McDonald’s Corp.	9,943,297	1,174,701
	Starbucks Corp.	16,078,572	965,197
	NIKE Inc. Class B	14,613,174	913,323
	Lowe’s Cos. Inc.	9,909,370	753,509
*	Priceline Group Inc.	539,092	687,315
	Ford Motor Co.	42,207,728	594,707
	Time Warner Cable Inc.	3,066,647	569,139
	Time Warner Inc.	8,657,270	559,866
*	Netflix Inc.	4,627,965	529,347
	General Motors Co.	15,334,598	521,530
	TJX Cos. Inc.	7,250,009	514,098
	Target Corp.	6,670,985	484,380
	Twenty-First Century Fox
	Inc. Class A	17,346,869	471,141
	Yum! Brands Inc.	4,669,574	341,112
	Johnson Controls Inc.	7,013,220	276,952
	Carnival Corp.	4,984,018	271,529
*	O’Reilly Automotive Inc.	1,068,096	270,677
	L Brands Inc.	2,757,919	264,264
	Delphi Automotive plc	3,032,795	260,002
*	AutoZone Inc.	330,089	244,896
	Ross Stores Inc.	4,385,392	235,978
	VF Corp.	3,692,897	229,883
	Dollar General Corp.	3,150,201	226,405
	CBS Corp. Class B	4,696,075	221,326
	Omnicom Group Inc.	2,623,061	198,461
*	Dollar Tree Inc.	2,542,313	196,317
	Royal Caribbean Cruises
	Ltd.	1,857,955	188,044
*	Chipotle Mexican Grill Inc.
	Class A	337,690	162,041
	Expedia Inc.	1,274,316	158,397

*	Under Armour Inc.
	Class A	1,950,152	157,202
	Viacom Inc. Class B	3,758,952	154,718
	Genuine Parts Co.	1,632,331	140,201
	Marriott International Inc.
	Class A	2,088,031	139,982
*	Mohawk Industries Inc.	688,286	130,354
	Newell Rubbermaid Inc.	2,891,935	127,477
	Starwood Hotels &
	Resorts Worldwide Inc.	1,826,569	126,545
	Hanesbrands Inc.	4,242,291	124,851
	Tractor Supply Co.	1,454,394	124,351
	Whirlpool Corp.	846,540	124,331
	Advance Auto Parts Inc.	792,871	119,335
	Macy’s Inc.	3,403,720	119,062
*	CarMax Inc.	2,193,912	118,405
	DR Horton Inc.	3,552,858	113,798
	Signet Jewelers Ltd.	861,067	106,505
	BorgWarner Inc.	2,426,791	104,910
*	TripAdvisor Inc.	1,223,369	104,292
	Interpublic Group of
	Cos. Inc.	4,399,461	102,419
	Mattel Inc.	3,674,151	99,827
	Coach Inc.	3,004,617	98,341
	Best Buy Co. Inc.	3,228,130	98,297
	Kohl’s Corp.	2,055,113	97,885
	Goodyear Tire & Rubber
	Co.	2,911,402	95,116
^	Lennar Corp. Class A	1,938,415	94,808
	Harley-Davidson Inc.	2,077,215	94,285
	Tiffany & Co.	1,207,573	92,126
	Wyndham Worldwide
	Corp.	1,257,019	91,322
*	Bed Bath & Beyond Inc.	1,806,848	87,180
	H&R Block Inc.	2,553,473	85,056
	Hasbro Inc.	1,217,762	82,028
*	Michael Kors Holdings
	Ltd.	1,998,170	80,047
	Darden Restaurants Inc.	1,248,538	79,457

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Cablevision Systems
	Corp. Class A	2,409,471	76,862
	Nordstrom Inc.	1,477,614	73,600
	Harman International
	Industries Inc.	771,991	72,729
	Ralph Lauren Corp.
	Class A	637,968	71,121
	News Corp. Class A	5,314,176	70,997
*	Discovery
	Communications Inc.	2,801,603	70,656
	Staples Inc.	6,989,709	66,193
	PVH Corp.	895,355	65,943
	Leggett & Platt Inc.	1,476,650	62,049
	PulteGroup Inc.	3,449,132	61,464
^	Gap Inc.	2,484,815	61,375
	TEGNA Inc.	2,404,678	61,367
^	Wynn Resorts Ltd.	881,456	60,988
	Scripps Networks
	Interactive Inc. Class A	1,026,235	56,658
*	AutoNation Inc.	828,069	49,403
	Garmin Ltd.	1,280,542	47,598
*	Discovery
	Communications Inc.
	Class A	1,622,333	43,284
^	GameStop Corp. Class A	1,147,659	32,180
*	Urban Outfitters Inc.	942,615	21,444
*,^	Fossil Group Inc.	448,381	16,393
			24,993,296
Consumer Staples (10.0%)
	Procter & Gamble Co.	29,460,904	2,339,490
	Coca-Cola Co.	42,385,300	1,820,873
	PepsiCo Inc.	15,776,044	1,576,342
	Philip Morris International
	Inc.	16,777,130	1,474,878
	Altria Group Inc.	21,231,927	1,235,910
	CVS Health Corp.	11,990,914	1,172,352
	Wal-Mart Stores Inc.	16,989,575	1,041,461
	Walgreens Boots
	Alliance Inc.	9,432,185	803,198
	Mondelez International
	Inc. Class A	17,208,668	771,637
	Costco Wholesale Corp.	4,736,508	764,946
	Colgate-Palmolive Co.	9,712,436	647,043
	Kimberly-Clark Corp.	3,930,679	500,375
	Kraft Heinz Co.	6,438,603	468,473
	Kroger Co.	10,540,835	440,923
	Reynolds American Inc.	8,975,462	414,218
	General Mills Inc.	6,472,030	373,177
	Constellation Brands Inc.
	Class A	1,874,823	267,050
*	Monster Beverage Corp.	1,624,281	241,953
	Archer-Daniels-Midland
	Co.	6,461,554	237,010
	Sysco Corp.	5,684,717	233,073

Estee Lauder Cos. Inc.
Class A	2,410,055	212,229
Kellogg Co.	2,762,848	199,671
ConAgra Foods Inc.	4,687,505	197,625
Dr Pepper Snapple Group
Inc.	2,045,267	190,619
Clorox Co.	1,397,732	177,274
Tyson Foods Inc. Class A	3,201,082	170,714
Mead Johnson Nutrition
Co.	2,134,471	168,516
Molson Coors Brewing
Co. Class B	1,706,126	160,239
JM Smucker Co.	1,295,724	159,815
Hershey Co.	1,555,625	138,871
Whole Foods Market Inc.	3,694,986	123,782
Church & Dwight Co. Inc.	1,419,657	120,500
Hormel Foods Corp.	1,460,537	115,499
Keurig Green Mountain
Inc.	1,257,631	113,162
Coca-Cola Enterprises Inc.	2,260,646	111,314
Brown-Forman Corp.
Class B	1,100,359	109,244
McCormick & Co. Inc.	1,259,016	107,721
Campbell Soup Co.	1,944,446	102,181
		19,503,358
Energy (6.5%)
Exxon Mobil Corp.	45,080,308	3,514,010
Chevron Corp.	20,380,378	1,833,419
Schlumberger Ltd.	13,656,209	952,521
ConocoPhillips	13,369,517	624,223
Occidental Petroleum
Corp.	8,270,231	559,150
EOG Resources Inc.	5,952,428	421,372
Phillips 66	5,140,935	420,528
Valero Energy Corp.	5,213,926	368,677
Halliburton Co.	9,267,051	315,450
Marathon Petroleum
Corp.	5,771,139	299,176
Kinder Morgan Inc.	19,814,005	295,625
Anadarko Petroleum
Corp.	5,502,270	267,300
Baker Hughes Inc.	4,721,896	217,916
Pioneer Natural
Resources Co.	1,617,420	202,792
Williams Cos. Inc.	7,387,674	189,863
Apache Corp.	4,093,011	182,016
Spectra Energy Corp.	7,269,862	174,040
Noble Energy Inc.	4,608,405	151,755
Tesoro Corp.	1,303,465	137,346
National Oilwell Varco Inc.	4,068,337	136,249
Devon Energy Corp.	4,183,031	133,857
* Cameron International
Corp.	2,069,204	130,774
Hess Corp.	2,601,979	126,144

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Marathon Oil Corp.	7,332,476	92,316
	Cimarex Energy Co.	1,023,713	91,499
	EQT Corp.	1,651,422	86,089
	Columbia Pipeline Group
	Inc.	4,224,512	84,490
	Cabot Oil & Gas Corp.	4,494,446	79,507
*	FMC Technologies Inc.	2,475,848	71,824
^	Helmerich & Payne Inc.	1,169,098	62,605
*	Newfield Exploration Co.	1,753,908	57,107
	ONEOK Inc.	2,270,919	56,001
^	Transocean Ltd.	3,709,987	45,930
	Range Resources Corp.	1,837,911	45,231
	Murphy Oil Corp.	1,754,780	39,395
	Ensco plc Class A	2,555,902	39,335
*	Southwestern Energy
	Co.	4,173,951	29,677
^	Chesapeake Energy
	Corp.	5,605,689	25,226
^	CONSOL Energy Inc.	2,481,773	19,606
^	Diamond Offshore
	Drilling Inc.	698,592	14,740
			12,594,781
Financials (16.4%)
	Wells Fargo & Co.	50,334,161	2,736,165
	JPMorgan Chase & Co.	39,862,733	2,632,136
*	Berkshire Hathaway Inc.
	Class B	19,148,859	2,528,415
	Bank of America Corp.	112,755,950	1,897,683
	Citigroup Inc.	32,259,152	1,669,411
	American International
	Group Inc.	13,395,260	830,104
	Goldman Sachs Group
	Inc.	4,295,518	774,181
	US Bancorp	17,804,867	759,734
	Simon Property Group
	Inc.	3,350,508	651,473
	American Express Co.	9,059,345	630,077
	MetLife Inc.	12,037,371	580,322
	PNC Financial Services
	Group Inc.	5,498,828	524,093
	Morgan Stanley	16,353,931	520,219
	Bank of New York
	Mellon Corp.	11,835,109	487,843
	BlackRock Inc.	1,367,380	465,620
	American Tower
	Corporation	4,586,645	444,675
	Charles Schwab Corp.	12,972,966	427,200
	Capital One Financial
	Corp.	5,761,195	415,843
	ACE Ltd.	3,510,337	410,183
	Prudential Financial Inc.	4,861,951	395,811
	Public Storage	1,593,763	394,775
	Travelers Cos. Inc.	3,294,130	371,776
	CME Group Inc.	3,662,483	331,821

	Intercontinental Exchange
	Inc.	1,285,798	329,499
	Chubb Corp.	2,458,576	326,106
	Equity Residential	3,944,343	321,819
	BB&T Corp.	8,447,668	319,406
	Marsh & McLennan
	Cos. Inc.	5,648,534	313,211
	Crown Castle
	International Corp.	3,614,163	312,444
	State Street Corp.	4,368,986	289,926
	McGraw Hill Financial Inc.	2,926,821	288,526
	Aflac Inc.	4,620,806	276,786
*	Synchrony Financial	9,028,833	274,567
	Aon plc	2,966,016	273,496
	AvalonBay Communities
	Inc.	1,482,056	272,891
	Welltower Inc.	3,831,809	260,678
	Allstate Corp.	4,193,810	260,394
	Discover Financial
	Services	4,628,800	248,196
	Prologis Inc.	5,677,319	243,671
	SunTrust Banks Inc.	5,518,108	236,396
	Boston Properties Inc.	1,662,863	212,082
	M&T Bank Corp.	1,732,349	209,926
	Ventas Inc.	3,605,447	203,455
	Equinix Inc.	671,011	202,914
	Progressive Corp.	6,328,911	201,259
	Ameriprise Financial Inc.	1,885,272	200,631
	T. Rowe Price Group Inc.	2,718,825	194,369
	Hartford Financial
	Services Group Inc.	4,435,211	192,754
	HCP Inc.	5,035,445	192,555
	Vornado Realty Trust	1,918,929	191,816
	Moody’s Corp.	1,862,300	186,863
	Fifth Third Bancorp	8,600,810	172,876
	General Growth
	Properties Inc.	6,304,802	171,554
	Essex Property Trust Inc.	715,015	171,182
	Northern Trust Corp.	2,353,295	169,649
	Weyerhaeuser Co.	5,526,958	165,698
	Invesco Ltd.	4,589,401	153,653
	Franklin Resources Inc.	4,102,974	151,072
*	Berkshire Hathaway Inc.
	Class A	759	150,130
	Realty Income Corp.	2,702,502	139,530
	Regions Financial Corp.	14,134,951	135,696
	Lincoln National Corp.	2,679,447	134,669
	Principal Financial Group
	Inc.	2,947,860	132,595
	XL Group plc Class A	3,223,855	126,311
	Host Hotels & Resorts
	Inc.	8,137,972	124,836
	SL Green Realty Corp.	1,079,422	121,953
	KeyCorp	9,044,721	119,300

14

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Kimco Realty Corp.	4,475,013	118,409
	Macerich Co.	1,457,093	117,573
	Loews Corp.	3,030,844	116,384
*	CBRE Group Inc. Class A	3,147,646	108,846
	Huntington Bancshares
	Inc.	8,625,217	95,395
	Cincinnati Financial Corp.	1,596,576	94,469
*	E*TRADE Financial Corp.	3,171,181	93,994
*	Affiliated Managers
	Group Inc.	584,949	93,451
	Plum Creek Timber
	Co. Inc.	1,879,503	89,690
	Unum Group	2,635,713	87,743
	Comerica Inc.	1,917,358	80,203
	Nasdaq Inc.	1,248,582	72,630
	Torchmark Corp.	1,245,670	71,202
	Apartment Investment
	& Management Co.	1,698,801	68,003
	Leucadia National Corp.	3,615,753	62,878
	Zions Bancorporation	2,215,734	60,490
	Assurant Inc.	714,195	57,521
	Iron Mountain Inc.	2,084,245	56,295
	People’s United Financial
	Inc.	3,365,112	54,347
	Legg Mason Inc.	1,168,994	45,860
	Navient Corp.	3,931,279	45,013
			31,947,296
Health Care (15.1%)
	Johnson & Johnson	29,963,098	3,077,809
	Pfizer Inc.	66,847,066	2,157,823
	Merck & Co. Inc.	30,251,020	1,597,859
	Gilead Sciences Inc.	15,606,398	1,579,211
*	Allergan plc	4,267,926	1,333,727
	Amgen Inc.	8,168,439	1,325,983
	Bristol-Myers Squibb Co.	18,065,579	1,242,731
	UnitedHealth Group Inc.	10,321,029	1,214,166
	Medtronic plc	15,227,022	1,171,263
	AbbVie Inc.	17,702,413	1,048,691
*	Celgene Corp.	8,507,697	1,018,882
	Eli Lilly & Co.	10,568,742	890,522
*	Biogen Inc.	2,413,753	739,453
	Abbott Laboratories	16,153,407	725,449
*	Express Scripts Holding
	Co.	7,323,177	640,119
	Thermo Fisher Scientific
	Inc.	4,321,621	613,022
	McKesson Corp.	2,491,726	491,443
*	Alexion Pharmaceuticals
	Inc.	2,439,851	465,402
*	Regeneron
	Pharmaceuticals Inc.	840,676	456,378
	Aetna Inc.	3,775,904	408,251
	Cigna Corp.	2,789,383	408,170
	Anthem Inc.	2,826,900	394,183
	Becton Dickinson and Co.	2,281,857	351,611

*	Vertex Pharmaceuticals
	Inc.	2,660,665	334,791
	Cardinal Health Inc.	3,562,323	318,009
	Stryker Corp.	3,420,029	317,857
*	Illumina Inc.	1,585,208	304,273
	Humana Inc.	1,604,957	286,501
*	Boston Scientific Corp.	14,566,109	268,599
*	Mylan NV	4,472,741	241,841
	Zoetis Inc.	4,960,180	237,692
*	HCA Holdings Inc.	3,398,921	229,869
	Baxalta Inc.	5,877,334	229,392
	Perrigo Co. plc	1,585,219	229,381
	Baxter International Inc.	5,923,115	225,967
*	Intuitive Surgical Inc.	404,584	220,968
	AmerisourceBergen Corp.
	Class A	2,115,271	219,375
*	Cerner Corp.	3,296,816	198,369
	Zimmer Biomet Holdings
	Inc.	1,853,462	190,147
	St. Jude Medical Inc.	3,060,552	189,050
*	Edwards Lifesciences
	Corp.	2,335,638	184,469
	CR Bard Inc.	799,928	151,538
	Agilent Technologies Inc.	3,588,285	150,026
*	Henry Schein Inc.	897,825	142,027
*	Endo International plc	2,253,816	137,979
*	Laboratory Corp. of
	America Holdings	1,095,655	135,467
*	DaVita HealthCare
	Partners Inc.	1,804,773	125,811
*	Waters Corp.	884,142	118,988
	Universal Health Services
	Inc. Class B	987,285	117,971
	Quest Diagnostics Inc.	1,552,023	110,411
*	Mallinckrodt plc	1,255,307	93,684
	DENTSPLY International
	Inc.	1,514,203	92,139
*	Varian Medical Systems
	Inc.	1,048,926	84,753
	PerkinElmer Inc.	1,215,661	65,123
	Patterson Cos. Inc.	906,317	40,975
*	Tenet Healthcare Corp.	1,081,831	32,779
			29,378,369
Industrials (10.0%)
	General Electric Co. 102,202,461		3,183,607
	3M Co.	6,667,363	1,004,372
	Boeing Co.	6,819,798	986,075
	Honeywell International
	Inc.	8,345,621	864,356
	United Technologies
	Corp.	8,932,951	858,189
	United Parcel Service Inc.
	Class B	7,538,338	725,414
	Union Pacific Corp.	9,248,967	723,269
	Lockheed Martin Corp.	2,861,744	621,428

15

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Danaher Corp.	6,455,972	599,631
	General Dynamics Corp.	3,217,725	441,987
	Delta Air Lines Inc.	8,516,300	431,691
	Caterpillar Inc.	6,304,674	428,466
	FedEx Corp.	2,843,634	423,673
	Raytheon Co.	3,260,412	406,019
	Northrop Grumman Corp.	1,974,850	372,871
	Precision Castparts Corp.	1,489,858	345,662
	Emerson Electric Co.	7,087,762	339,008
	Illinois Tool Works Inc.	3,542,388	328,308
	Southwest Airlines Co.	7,042,264	303,240
	American Airlines Group
	Inc.	6,825,357	289,054
	CSX Corp.	10,556,938	273,952
	Norfolk Southern Corp.	3,232,905	273,471
	Eaton Corp. plc	5,011,252	260,786
	Deere & Co.	3,375,757	257,469
	Waste Management Inc.	4,496,223	239,963
*	United Continental
	Holdings Inc.	4,036,835	231,311
	Roper Technologies Inc.	1,091,470	207,150
	Nielsen Holdings plc	3,941,956	183,695
	PACCAR Inc.	3,827,143	181,407
	Stanley Black & Decker
	Inc.	1,621,164	173,027
	Cummins Inc.	1,778,470	156,523
	Ingersoll-Rand plc	2,826,539	156,279
	Rockwell Automation Inc.	1,429,360	146,667
	Tyco International plc	4,577,423	145,974
	Equifax Inc.	1,282,787	142,864
	Parker-Hannifin Corp.	1,472,325	142,786
	AMETEK Inc.	2,575,592	138,026
	Rockwell Collins Inc.	1,423,153	131,357
*	Verisk Analytics Inc.
	Class A	1,687,621	129,744
^	Fastenal Co.	3,136,612	128,036
^	WW Grainger Inc.	625,454	126,711
	Textron Inc.	2,963,028	124,477
	Republic Services Inc.
	Class A	2,594,113	114,115
*	Stericycle Inc.	920,142	110,969
	Snap-on Inc.	628,701	107,778
	Masco Corp.	3,642,896	103,094
	Dover Corp.	1,677,792	102,865
	L-3 Communications
	Holdings Inc.	848,630	101,420
	Pentair plc	1,951,487	96,657
	CH Robinson Worldwide
	Inc.	1,554,922	96,436
	Expeditors International
	of Washington Inc.	2,018,161	91,019
	Kansas City Southern	1,181,479	88,221
	Cintas Corp.	946,714	86,198
*	United Rentals Inc.	1,008,136	73,130
	Fluor Corp.	1,537,884	72,619

	JB Hunt Transport
	Services Inc.	983,234	72,130
	Xylem Inc.	1,947,865	71,097
	Allegion plc	1,041,637	68,665
	Robert Half International
	Inc.	1,441,004	67,929
	Flowserve Corp.	1,419,535	59,734
	ADT Corp.	1,789,081	59,004
*	Jacobs Engineering Group
	Inc.	1,330,104	55,798
	Pitney Bowes Inc.	2,138,202	44,154
	Dun & Bradstreet Corp.	392,177	40,759
*	Quanta Services Inc.	1,733,753	35,108
	Ryder System Inc.	579,899	32,956
			19,479,850
Information Technology (20.6%)
	Apple Inc.	60,375,238	6,355,098
	Microsoft Corp.	86,501,015	4,799,076
*	Facebook Inc. Class A	24,586,668	2,573,241
*	Alphabet Inc. Class A	3,154,769	2,454,442
*	Alphabet Inc.	3,217,634	2,441,798
	Intel Corp.	51,101,648	1,760,452
	Visa Inc. Class A	21,077,819	1,634,585
	Cisco Systems Inc.	54,968,300	1,492,664
	International Business
	Machines Corp.	9,664,726	1,330,060
	Oracle Corp.	34,669,190	1,266,466
	MasterCard Inc. Class A	10,722,774	1,043,969
	QUALCOMM Inc.	16,276,582	813,585
	Accenture plc Class A	6,765,845	707,031
	Texas Instruments Inc.	10,984,672	602,070
	EMC Corp.	20,994,921	539,150
*	salesforce.com inc	6,758,727	529,884
*	Adobe Systems Inc.	5,401,211	507,390
*	PayPal Holdings Inc.	12,038,464	435,792
	Automatic Data
	Processing Inc.	4,994,115	423,101
	Avago Technologies Ltd.
	Class A	2,839,217	412,112
*	Cognizant Technology
	Solutions Corp. Class A	6,584,389	395,195
	Broadcom Corp. Class A	6,074,684	351,238
*	eBay Inc.	11,961,030	328,689
*	Yahoo! Inc.	9,407,760	312,902
	Hewlett Packard
	Enterprise Co.	19,471,678	295,970
	Intuit Inc.	2,858,695	275,864
	TE Connectivity Ltd.	4,183,014	270,265
	Corning Inc.	12,809,456	234,157
	Applied Materials Inc.	12,442,939	232,310
	HP Inc.	19,560,068	231,591
*	Electronic Arts Inc.	3,365,452	231,274
*	Fiserv Inc.	2,474,596	226,327
	Activision Blizzard Inc.	5,462,850	211,467
	Analog Devices Inc.	3,378,902	186,921

16

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Paychex Inc.	3,474,371	183,759
*	Alliance Data Systems
	Corp.	661,990	183,087
	NVIDIA Corp.	5,534,040	182,402
	Fidelity National
	Information Services Inc.	3,003,969	182,041
	Amphenol Corp. Class A	3,337,756	174,331
*	Micron Technology Inc.	11,756,233	166,468
	SanDisk Corp.	2,172,985	165,125
*	Red Hat Inc.	1,979,327	163,908
	Skyworks Solutions Inc.	2,069,647	159,011
	Symantec Corp.	7,314,345	153,601
	Western Digital Corp.	2,508,918	150,661
*	Autodesk Inc.	2,449,110	149,224
	Lam Research Corp.	1,714,935	136,200
	Xilinx Inc.	2,782,295	130,684
*	Citrix Systems Inc.	1,665,495	125,995
	Motorola Solutions Inc.	1,739,618	119,077
	Seagate Technology plc	3,237,649	118,692
	KLA-Tencor Corp.	1,688,440	117,093
	Harris Corp.	1,346,987	117,053
	Linear Technology Corp.	2,589,242	109,965
	Xerox Corp.	10,303,684	109,528
	Juniper Networks Inc.	3,843,384	106,077
	Microchip Technology
	Inc.	2,199,144	102,348
*	Akamai Technologies Inc.	1,926,480	101,391
	Western Union Co.	5,470,544	97,977
	CA Inc.	3,372,556	96,320
*,^	VeriSign Inc.	1,062,330	92,805
	Total System Services
	Inc.	1,832,556	91,261
	NetApp Inc.	3,165,010	83,968
*	Qorvo Inc.	1,534,517	78,107
*	F5 Networks Inc.	763,761	74,054
*	First Solar Inc.	821,295	54,197
	CSRA Inc.	1,495,402	44,862
	FLIR Systems Inc.	1,498,941	42,075
*	Teradata Corp.	1,443,274	38,131
			40,107,614
Materials (2.8%)
	EI du Pont de Nemours
	& Co.	9,490,300	632,054
	Dow Chemical Co.	12,176,996	626,872
	Monsanto Co.	4,762,725	469,224
	LyondellBasell Industries
	NV Class A	3,893,357	338,333
	Ecolab Inc.	2,877,815	329,164
	Praxair Inc.	3,084,403	315,843
	PPG Industries Inc.	2,915,726	288,132
	Air Products & Chemicals
	Inc.	2,099,380	273,150
	Sherwin-Williams Co.	856,890	222,449
	International Paper Co.	4,488,757	169,226
	Alcoa Inc.	14,185,408	140,010

	Nucor Corp.	3,460,559	139,460
	Vulcan Materials Co.	1,443,418	137,081
	WestRock Co.	2,783,842	126,999
	Eastman Chemical Co.	1,608,991	108,623
	Ball Corp.	1,475,940	107,345
	International Flavors
	& Fragrances Inc.	868,770	103,940
	Newmont Mining Corp.	5,728,713	103,060
	CF Industries Holdings
	Inc.	2,523,443	102,982
	Mosaic Co.	3,630,631	100,169
	Martin Marietta Materials
	Inc.	716,024	97,795
	Airgas Inc.	702,115	97,116
	Sealed Air Corp.	2,137,429	95,329
	Freeport-McMoRan Inc.	12,514,016	84,720
	Avery Dennison Corp.	988,462	61,937
	FMC Corp.	1,449,461	56,717
*	Owens-Illinois Inc.	1,745,908	30,414
			5,358,144
Telecommunication Services (2.4%)
	AT&T Inc.	66,619,629	2,292,382
	Verizon Communications
	Inc.	44,061,579	2,036,526
*	Level 3 Communications
	Inc.	3,124,601	169,853
	CenturyLink Inc.	5,944,377	149,561
	Frontier Communications
	Corp.	12,670,956	59,173
			4,707,495
Utilities (3.0%)
	Duke Energy Corp.	7,453,708	532,120
	NextEra Energy Inc.	4,986,910	518,090
	Southern Co.	9,842,468	460,529
	Dominion Resources Inc.	6,446,592	436,047
	American Electric Power
	Co. Inc.	5,314,711	309,688
	PG&E Corp.	5,310,765	282,480
	Exelon Corp.	9,957,288	276,514
	PPL Corp.	7,274,282	248,271
	Sempra Energy	2,553,279	240,034
	Public Service Enterprise
	Group Inc.	5,478,517	211,964
	Edison International	3,527,891	208,886
	Consolidated Edison Inc.	3,174,645	204,034
	Xcel Energy Inc.	5,495,096	197,329
	Eversource Energy	3,434,405	175,395
	WEC Energy Group Inc.	3,418,129	175,384
	DTE Energy Co.	1,943,215	155,826
	FirstEnergy Corp.	4,580,478	145,339
	Entergy Corp.	1,931,426	132,032
	Ameren Corp.	2,626,971	113,564
	CMS Energy Corp.	2,999,855	108,235
	SCANA Corp.	1,547,331	93,598

17

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	CenterPoint Energy Inc.	4,658,211	85,525
	AGL Resources Inc.	1,302,840	83,134
	Pinnacle West Capital
	Corp.	1,200,026	77,378
	Pepco Holdings Inc.	2,754,272	71,639
	AES Corp.	7,307,218	69,930
	TECO Energy Inc.	2,554,633	68,081
	NiSource Inc.	3,460,780	67,520
	NRG Energy Inc.	3,409,487	40,130
			5,788,696
Total Common Stocks
(Cost $126,204,102)			193,858,899
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.363%	800,019,507	800,020

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.315%, 3/2/16	5,000	4,997
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.355%, 3/4/16	15,000	14,990
[5,6]	Freddie Mac Discount
	Notes, 0.220%, 4/15/16	25,000	24,972
5	United States Treasury
	Bill, 0.386%, 5/26/16	1,000	998
			45,957
Total Temporary Cash Investments
(Cost $845,990)			845,977
Total Investments (100.0%)
(Cost $127,050,092)			194,704,876

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment
Securities Sold	495,327
Receivables for Accrued Income	260,047
Receivables for Capital Shares Issued	683,282
Other Assets	3
Total Other Assets	1,438,659
Liabilities
Payables for Investment Securities
Purchased	(150,403)
Collateral for Securities on Loan	(121,854)
Payables for Capital Shares Redeemed	(1,113,949)
Payables to Vanguard	(2,788)
Other Liabilities	(7,900)
Total Liabilities	(1,396,894)
Net Assets (100%)	194,746,641

18

Institutional Index Fund

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	128,099,024
Undistributed Net Investment Income	47,580
Accumulated Net Realized Losses	(1,064,647)
Unrealized Appreciation (Depreciation)
Investment Securities	67,654,784
Futures Contracts	9,900
Net Assets	194,746,641

Institutional Shares—Net Assets
Applicable to 561,073,927 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	104,704,957
Net Asset Value Per Share—
Institutional Shares	$186.62

Institutional Plus Shares—Net Assets
Applicable to 482,470,678 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	90,041,684
Net Asset Value Per Share—
Institutional Plus Shares	$186.63

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $115,366,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $121,854,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $37,963,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	4,788,558
Interest[1]	1,091
Securities Lending	6,979
Total Income	4,796,628
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	41,825
Management and Administrative—Institutional Plus Shares	17,928
Total Expenses	59,753
Net Investment Income	4,736,875
Realized Net Gain (Loss)
Investment Securities Sold	2,640,943
Futures Contracts	7,530
Realized Net Gain (Loss)	2,648,473
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,844,031)
Futures Contracts	(1,500)
Change in Unrealized Appreciation (Depreciation)	(4,845,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,539,817
1 Interest income from an affiliated company of the fund was $1,028,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,736,875	3,508,148
Realized Net Gain (Loss)	2,648,473	1,744,432
Change in Unrealized Appreciation (Depreciation)	(4,845,531)	17,298,626
Net Increase (Decrease) in Net Assets Resulting from Operations	2,539,817	22,551,206
Distributions
Net Investment Income
Institutional Shares	(2,532,676)	(1,893,337)
Institutional Plus Shares	(2,187,321)	(1,605,586)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(4,719,997)	(3,498,923)
Capital Share Transactions
Institutional Shares	3,756,057	3,944,794
Institutional Plus Shares	5,446,034	1,969,415
Net Increase (Decrease) from Capital Share Transactions	9,202,091	5,914,209
Total Increase (Decrease)	7,021,911	24,966,492
Net Assets
Beginning of Period	187,724,730	162,758,238
End of Period[1]	194,746,641	187,724,730
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $47,580,000 and $30,702,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$188.67	$169.28	$130.52	$115.04	$115.01
Investment Operations
Net Investment Income	4.585[1]	3.561	3.128	2.835	2.361
Net Realized and Unrealized Gain (Loss)
on Investments	(2.065)	19.380	38.759	15.475	.029
Total from Investment Operations	2.520	22.941	41.887	18.310	2.390
Distributions
Dividends from Net Investment Income	(4.570)	(3.551)	(3.127)	(2.830)	(2.360)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.570)	(3.551)	(3.127)	(2.830)	(2.360)
Net Asset Value, End of Period	$186.62	$188.67	$169.28	$130.52	$115.04

Total Return	1.37%	13.65%	32.35%	15.98%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,705	$102,114	$87,843	$68,055	$58,399
Ratio of Total Expenses to Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.044%
Ratio of Net Investment Income to
Average Net Assets	2.43%[1]	2.01%	2.08%	2.27%	2.05%
Portfolio Turnover Rate[2]	5%	4%	5%	5%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$188.68	$169.28	$130.53	$115.05	$115.01
Investment Operations
Net Investment Income	4.622[1]	3.597	3.158	2.861	2.386
Net Realized and Unrealized Gain (Loss)
on Investments	(2.065)	19.388	38.750	15.474	.040
Total from Investment Operations	2.557	22.985	41.908	18.335	2.426
Distributions
Dividends from Net Investment Income	(4.607)	(3.585)	(3.158)	(2.855)	(2.386)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.607)	(3.585)	(3.158)	(2.855)	(2.386)
Net Asset Value, End of Period	$186.63	$188.68	$169.28	$130.53	$115.05

Total Return	1.39%	13.68%	32.37%	16.00%	2.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,042	$85,611	$74,915	$49,286	$35,141
Ratio of Total Expenses to Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.022%
Ratio of Net Investment Income to
Average Net Assets	2.45%[1]	2.03%	2.10%	2.29%	2.07%
Portfolio Turnover Rate[2]	5%	4%	5%	5%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

24

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Institutional Index Fund

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	193,858,899	—	—
Temporary Cash Investments	800,020	45,957	—
Futures Contracts—Liabilities[1]	(7,824)	—	—
Total	194,651,095	45,957	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	8,150	829,426	9,900

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

26

Institutional Index Fund

During the year ended December 31, 2015, the fund realized $1,666,628,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $47,143,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $1,152,925,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $463,654,000 to offset future net capital gains through December 31, 2016.

At December 31, 2015, the cost of investment securities for tax purposes was $127,640,749,000. Net unrealized appreciation of investment securities for tax purposes was $67,064,127,000, consisting of unrealized gains of $73,167,651,000 on securities that had risen in value since their purchase and $6,103,524,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $21,337,112,000 of investment securities and sold $12,499,357,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,222,869,000 and $2,700,636,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	20,842,840	110,657	19,957,320	112,327
Issued in Lieu of Cash Distributions	2,325,127	12,535	1,745,420	9,621
Redeemed	(19,411,910)	(103,343)	(17,757,946)	(99,657)
Net Increase (Decrease)—Institutional Shares	3,756,057	19,849	3,944,794	22,291
Institutional Plus Shares
Issued	15,373,083	81,730	13,403,357	75,177
Issued in Lieu of Cash Distributions	2,128,546	11,477	1,550,709	8,549
Redeemed	(12,055,595)	(64,467)	(12,984,651)	(72,538)
Net Increase (Decrease)—Institutional Plus Shares	5,446,034	28,740	1,969,415	11,188

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

27

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2016

Special 2015 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,719,997,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 80.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,001.46	$0.20
Institutional Plus Shares	1,000.00	1,001.56	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

31

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
League Baseball.	Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
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otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022016

Annual Report | December 31, 2015

Vanguard Institutional Total Stock
Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	0.45%
Institutional Plus Shares	0.48
CRSP US Total Market Index	0.40
Multi-Cap Core Funds Average	-2.29

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	$46.78	$45.94	$1.046	$0.000
Institutional Plus Shares	46.79	45.95	1.058	0.000

Chairman’s Letter

Dear Shareholder,

Buffeted by various global economic and market challenges, U.S. stocks traced a roundabout route in 2015 before finishing slightly ahead of where they started. Over the 12-month period ended December 31, 2015, Vanguard Institutional Total Stock Market Index Fund’s Institutional Shares returned 0.45%. The fund closely tracked the performance of its benchmark, the CRSP US Total Market Index, and surpassed the average return of its multi-cap core fund peers by about 2 percentage points.

Growth stocks outpaced their value counterparts, and large-capitalization stocks exceeded mid-caps and small-caps. Six of the market’s ten industry sectors posted positive results. Consumer and health care stocks were the top performers, while oil and gas and basic materials stocks noticeably lagged.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Oil and gas stocks’ fall continued; consumer sectors were bright spots

Vanguard Institutional Total Stock Market Index Fund offers institutional investors exposure to every segment of the U.S. equity market. Stocks of all sizes, styles, and sectors are represented. The fund’s overall performance was helped by its heavy exposure to large-cap stocks.

The retreat of oil and gas stocks, which returned about –22% over the period, had the largest impact on the fund’s overall results. Oil prices’ lengthy and sharp slide punished the sector, in part because of high production levels from some leading oil-producing countries and the concerns about China, the world’s largest oil importer. Natural gas prices also dropped, though not as dramatically. Some integrated oil and gas firms held up better than others, but most companies engaged in production and exploration and services and distribution suffered.

The basic materials sector, which returned –12%, was also one of the broad market’s weakest as commodity prices fell along with those of oil. Metals and mining firms, which dominate the sector, posted the poorest results, but chemical companies also struggled. The industrial and utilities sectors declined, although not as severely as oil and gas and materials.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	7.57%
Spliced Institutional Total Stock Market Index	7.52
Multi-Cap Core Funds Average	5.81

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The investment environment wasn’t all grim. The U.S. economy mostly grew, propped up by shoppers’ overall confidence and their willingness to spend. Among the market’s strongest sectors were consumer services and consumer goods. In consumer services, the internet retail area was especially productive; several home improvement retailers also excelled. In consumer goods, notable showings came from toy, tobacco, and beverage companies.

Health care stocks climbed nearly 7%, results that were a fraction better than those of consumer services and the best of the ten sectors. Merger-and-acquisition activity, vibrant drug pipelines, and favorable long-term demographic and economic trends lifted the sector, but there were stumbles related to controversy over high drug prices and lofty valuations of biotechnology stocks.

Technology returned almost 4%. As with health care, results paled compared with some robust recent periods but were still positive. Gains from internet and software

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from
10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015.
Results from the model may vary with each use and over time. For more information, please see page 6.

firms were partially offset by poorer performance from computer hardware and semiconductor companies.

The financial sector, the fund’s largest, mirrored the broader market’s return with a result that was barely positive. Real estate investment trusts (REITs) and banks managed to produce small returns, while asset managers and life insurance companies declined.

Tight tracking is evident over the previous decade

Over the last ten years the Institutional Total Stock Market Index Fund’s Institutional Shares have produced an average annual return of 7.57%, in line with the benchmark return over the period and nearly 2 percentage points higher than peer funds, many of which are actively managed.

First and foremost, the fund’s objective is to track the index closely, and its success in doing so is a testament to the expertise and experience of the advisor, Vanguard Equity Index Group.

This group of professionals uses well-honed portfolio construction and trading methodologies that have allowed Vanguard to provide effective index-tracking regardless of the market’s volatility or direction. The fund has also benefited from its low costs, which help close the gap between the index’s results and yours.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that returns aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 5 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged institutional shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, institutional investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 20, 2016

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio1	0.04%	0.02%
30-Day SEC Yield	2.02%	2.04%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,276	3,743
Median Market Cap	$51.9B	$49.9B
Price/Earnings Ratio	21.9x	21.9x
Price/Book Ratio	2.7x	2.7x
Return on Equity	17.4%	17.2%
Earnings Growth Rate	9.5%	9.4%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	9%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.3%	2.3%
Consumer Goods	10.3	10.3
Consumer Services	14.0	14.0
Financials	19.5	19.5
Health Care	14.1	14.1
Industrials	12.3	12.3
Oil & Gas	6.0	6.0
Technology	16.2	16.2
Telecommunications	2.2	2.2
Utilities	3.1	3.1

Volatility Measures
Spliced Inst.
Total Stock
Mkt. Idx
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.5%
Alphabet Inc.	Internet	2.1
Microsoft Corp.	Software	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
General Electric Co.	Diversified Industrials	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Amazon.com Inc.	Broadline Retailers	1.2
Berkshire Hathaway Inc. Reinsurance		1.2
Wells Fargo & Co.	Banks	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		15.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2015. For the fiscal year ended December 31, 2015, the expense ratios were
0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $100,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $100,000,000
		Year	Years	Years	Investment
	Institutional Total Stock Market Index
	Fund*Institutional Shares	0.45%	12.22%	7.57%	$207,390,252
	Spliced Institutional Total Stock
••••••••	Market Index	0.40	12.19	7.52	206,493,809
– – – –	Multi-Cap Core Funds Average	-2.29	9.61	5.81	175,865,155
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	0.48%	12.25%	7.59%	$415,683,249
Spliced Institutional Total Stock Market Index	0.40	12.19	7.52	412,987,618

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

For a benchmark description, see the Glossary.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (2.3%)
	Dow Chemical Co.	2,073,066	106,721
	EI du Pont de Nemours
	& Co.	1,568,167	104,440
	LyondellBasell Industries
	NV Class A	643,278	55,901
	Ecolab Inc.	475,659	54,406
	Praxair Inc.	512,666	52,497
	PPG Industries Inc.	482,023	47,633
	Air Products &
	Chemicals Inc.	346,923	45,138
	International Paper Co.	742,242	27,982
	Alcoa Inc.	2,345,779	23,153
	Nucor Corp.	571,804	23,044
	Celanese Corp. Class A	271,318	18,268
	International Flavors &
	Fragrances Inc.	143,770	17,201
	Eastman Chemical Co.	252,862	17,071
	CF Industries Holdings Inc.	417,454	17,036
	Airgas Inc.	118,801	16,433
	Mosaic Co.	569,946	15,725
*	WR Grace & Co.	128,551	12,802
	Newmont Mining Corp.	691,430	12,439
	Ashland Inc.	120,190	12,343
	Albemarle Corp.	200,755	11,244
	RPM International Inc.	238,117	10,491
	Avery Dennison Corp.	163,285	10,231
	FMC Corp.	239,178	9,359
	Freeport-McMoRan Inc.	1,332,147	9,019
	Steel Dynamics Inc.	411,951	7,362
	Reliance Steel &
	Aluminum Co.	123,988	7,180
	NewMarket Corp.	18,769	7,146
*	Axalta Coating
	Systems Ltd.	255,454	6,808
	Sensient
	Technologies Corp.	81,560	5,124
	Olin Corp.	296,306	5,114

	PolyOne Corp.	157,668	5,008
	Compass Minerals
	International Inc.	60,580	4,560
	Royal Gold Inc.	117,307	4,278
	Huntsman Corp.	373,283	4,244
	Domtar Corp.	112,981	4,175
	Cabot Corp.	101,413	4,146
	Westlake Chemical Corp.	70,344	3,821
	KapStone Paper and
	Packaging Corp.	155,814	3,520
	Balchem Corp.	56,686	3,446
	Carpenter Technology Corp.	110,408	3,342
	HB Fuller Co.	90,673	3,307
*	Chemtura Corp.	120,486	3,286
	CONSOL Energy Inc.	409,800	3,237
	Worthington Industries Inc.	106,545	3,211
	Minerals Technologies Inc.	62,453	2,864
	Commercial Metals Co.	208,670	2,857
	Kaiser Aluminum Corp.	32,875	2,750
*	Platform Specialty
	Products Corp.	211,200	2,710
*	Cambrex Corp.	56,005	2,637
	Neenah Paper Inc.	38,828	2,424
	Innospec Inc.	42,500	2,308
	Aceto Corp.	78,245	2,111
*	Stillwater Mining Co.	245,599	2,105
	Calgon Carbon Corp.	119,732	2,065
	Globe Specialty Metals Inc.	191,088	2,054
*	Clearwater Paper Corp.	44,668	2,034
	Axiall Corp.	127,111	1,957
	US Silica Holdings Inc.	102,257	1,915
	Chemours Co.	327,796	1,757
	Quaker Chemical Corp.	22,666	1,751
*	AK Steel Holding Corp.	657,599	1,473
	PH Glatfelter Co.	79,381	1,464
	Innophos Holdings Inc.	48,300	1,400
*	Kraton Performance
	Polymers Inc.	71,428	1,186
	Stepan Co.	23,867	1,186

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Resolute Forest
	Products Inc.	152,734	1,156
*	Ferro Corp.	103,533	1,151
*	Century Aluminum Co.	256,377	1,133
	A Schulman Inc.	34,636	1,061
	Hecla Mining Co.	545,981	1,032
	American Vanguard Corp.	72,848	1,021
	Deltic Timber Corp.	17,319	1,020
	Haynes International Inc.	25,909	951
*,^	Westmoreland Coal Co.	144,500	850
*	Cliffs Natural
	Resources Inc.	482,001	762
	Hawkins Inc.	19,723	705
	Chase Corp.	16,107	656
*	Veritiv Corp.	18,012	652
*	Koppers Holdings Inc.	34,530	630
*	Univar Inc.	32,840	559
	Ampco-Pittsburgh Corp.	52,064	534
	Tredegar Corp.	38,585	526
	Hallador Energy Co.	115,082	525
*	Coeur Mining Inc.	194,430	482
*	OMNOVA Solutions Inc.	78,397	481
*	Fairmount Santrol
	Holdings Inc.	202,572	476
	KMG Chemicals Inc.	19,032	438
	Tronox Ltd. Class A	110,168	431
	SunCoke Energy Inc.	123,931	430
	Wausau Paper Corp.	42,028	430
	Kronos Worldwide Inc.	56,434	318
*	CSW Industrials Inc.	8,115	306
	FutureFuel Corp.	22,544	304
*	Senomyx Inc.	66,934	252
	Allegheny Technologies Inc.	20,627	232
*	Codexis Inc.	54,399	230
	Olympic Steel Inc.	19,107	221
	Friedman Industries Inc.	30,651	169
*	LSB Industries Inc.	22,453	163
*	Real Industry Inc.	20,249	163
	Peabody Energy Corp.	20,000	154
^	United States Steel Corp.	15,788	126
*	Uranium Energy Corp.	110,492	117
*	Handy & Harman Ltd.	3,800	78
*	Universal Stainless &
	Alloy Products Inc.	8,333	77
*	General Moly Inc.	384,371	77
	Arch Coal Inc.	75,863	75
*	Cloud Peak Energy Inc.	27,500	57
*	Ryerson Holding Corp.	11,938	56
*	Golden Minerals Co.	243,316	49
*	Solitario Exploration &
	Royalty Corp.	56,237	28
*	Ikonics Corp.	2,424	27
*	AgroFresh Solutions Inc.	3,000	19
	United-Guardian Inc.	950	18

*	Northern Technologies
	International Corp.	800	11
*	Pershing Gold Corp.	2,703	9
	Synalloy Corp.	1,000	7
*	NL Industries Inc.	2,169	7
*	Comstock Mining Inc.	9,200	4
*	TOR Minerals
	International Inc.	682	3
*	Paramount Gold
	Nevada Corp.	2,223	2
	Rentech Inc.	200	1
	Gold Resource Corp.	100	—
			887,352
Consumer Goods (10.3%)
	Procter & Gamble Co.	4,867,230	386,507
	Coca-Cola Co.	7,002,532	300,829
	PepsiCo Inc.	2,606,406	260,432
	Philip Morris
	International Inc.	2,771,893	243,677
	Altria Group Inc.	3,507,852	204,192
	NIKE Inc. Class B	2,414,515	150,907
	Mondelez International
	Inc. Class A	2,701,200	121,122
	Colgate-Palmolive Co.	1,604,851	106,915
	Ford Motor Co.	6,974,236	98,267
	General Motors Co.	2,506,092	85,232
	Kimberly-Clark Corp.	649,603	82,694
	Kraft Heinz Co.	1,085,756	79,000
	Monsanto Co.	787,170	77,552
	Reynolds American Inc.	1,534,462	70,815
	General Mills Inc.	1,069,594	61,673
	Johnson Controls Inc.	1,159,199	45,777
	Delphi Automotive plc	503,866	43,196
*,^	Tesla Motors Inc.	175,785	42,190
	Constellation Brands Inc.
	Class A	294,310	41,922
*	Monster Beverage Corp.	274,048	40,822
	Archer-Daniels-Midland
	Co.	1,079,442	39,594
	VF Corp.	610,528	38,005
*	Electronic Arts Inc.	528,519	36,320
	Activision Blizzard Inc.	916,211	35,467
	Estee Lauder Cos. Inc.
	Class A	400,327	35,253
	ConAgra Foods Inc.	774,965	32,673
	Kellogg Co.	444,084	32,094
	Dr Pepper Snapple
	Group Inc.	338,311	31,531
	Clorox Co.	231,001	29,298
	Stanley Black & Decker Inc.	271,547	28,982
	Mead Johnson
	Nutrition Co.	359,366	28,372
	Tyson Foods Inc. Class A	528,959	28,209
	JM Smucker Co.	214,117	26,409
*	Under Armour Inc. Class A	322,248	25,976

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	262,587	24,662
	Hershey Co.	253,265	22,609
	Genuine Parts Co.	256,284	22,012
*	Jarden Corp.	374,880	21,413
*	Mohawk Industries Inc.	112,613	21,328
	Newell Rubbermaid Inc.	477,896	21,066
	Hanesbrands Inc.	713,453	20,997
	Whirlpool Corp.	139,941	20,553
	DR Horton Inc.	627,294	20,092
	Church & Dwight Co. Inc.	234,643	19,916
	Hormel Foods Corp.	236,615	18,712
	Keurig Green Mountain Inc.	205,391	18,481
	Brown-Forman Corp.
	Class B	185,495	18,416
	Coca-Cola Enterprises Inc.	365,917	18,018
	Snap-on Inc.	103,946	17,819
	Campbell Soup Co.	332,903	17,494
	Bunge Ltd.	255,155	17,422
	BorgWarner Inc.	401,018	17,336
	McCormick & Co. Inc.	197,700	16,915
	Lear Corp.	135,713	16,670
	Mattel Inc.	607,118	16,495
	Coach Inc.	496,529	16,251
	Goodyear Tire &
	Rubber Co.	481,750	15,739
	Harley-Davidson Inc.	343,295	15,582
	Lennar Corp. Class A	312,505	15,285
*	LKQ Corp.	492,548	14,594
	Hasbro Inc.	200,676	13,518
	Ingredion Inc.	128,271	12,293
*	WhiteWave Foods Co.
	Class A	315,354	12,270
	Harman International
	Industries Inc.	127,399	12,002
	Ralph Lauren Corp. Class A	106,198	11,839
*	Middleby Corp.	102,543	11,061
*	NVR Inc.	6,657	10,937
	PVH Corp.	147,847	10,889
	Leucadia National Corp.	583,537	10,148
	PulteGroup Inc.	564,402	10,058
*	WABCO Holdings Inc.	97,762	9,997
	Leggett & Platt Inc.	231,523	9,729
	Polaris Industries Inc.	111,698	9,600
*	Toll Brothers Inc.	283,798	9,450
*	lululemon athletica Inc.	175,393	9,203
*	Michael Kors Holdings Ltd.	226,638	9,079
	Pinnacle Foods Inc.	208,676	8,860
*	Edgewell Personal Care Co.	111,385	8,729
*	Visteon Corp.	73,053	8,365
	Gentex Corp.	522,431	8,364
	Brunswick Corp.	163,439	8,255
	Carter’s Inc.	88,491	7,878
*	Tempur Sealy
	International Inc.	111,362	7,847

*	Hain Celestial Group Inc.	184,354	7,446
*	Skechers U.S.A. Inc.
	Class A	232,873	7,035
	Flowers Foods Inc.	323,554	6,953
*	Post Holdings Inc.	111,309	6,868
*,^	Herbalife Ltd.	116,279	6,235
	Pool Corp.	72,578	5,863
*	TreeHouse Foods Inc.	73,358	5,756
	CalAtlantic Group Inc.	141,113	5,351
	Scotts Miracle-Gro Co.
	Class A	82,555	5,326
*	Take-Two Interactive
	Software Inc.	145,131	5,056
*	Vista Outdoor Inc.	112,463	5,006
*	Helen of Troy Ltd.	50,830	4,791
	Thor Industries Inc.	84,464	4,743
*	Tenneco Inc.	102,713	4,716
	Spectrum Brands
	Holdings Inc.	42,567	4,333
	Tupperware Brands Corp.	76,925	4,281
*	Kate Spade & Co.	228,452	4,060
	Lancaster Colony Corp.	34,328	3,964
	Dana Holding Corp.	284,064	3,920
^	Nu Skin Enterprises Inc.
	Class A	103,044	3,904
	Vector Group Ltd.	164,571	3,882
	Energizer Holdings Inc.	111,895	3,811
	Cooper Tire & Rubber Co.	100,689	3,811
	Snyder’s-Lance Inc.	107,455	3,686
*	Zynga Inc. Class A	1,362,967	3,653
	B&G Foods Inc.	104,181	3,648
*	TRI Pointe Group Inc.	261,164	3,309
*	Boston Beer Co. Inc.
	Class A	16,263	3,284
	Columbia Sportswear Co.	66,592	3,247
*	G-III Apparel Group Ltd.	72,998	3,231
	Drew Industries Inc.	52,152	3,176
	Avon Products Inc.	780,200	3,160
*,^	Fitbit Inc. Class A	106,115	3,140
	J&J Snack Foods Corp.	26,828	3,130
	Sanderson Farms Inc.	40,101	3,109
*	Darling Ingredients Inc.	294,806	3,101
	Herman Miller Inc.	107,419	3,083
*	Gentherm Inc.	64,874	3,075
	Coty Inc. Class A	119,190	3,055
*	Steven Madden Ltd.	100,763	3,045
	Wolverine World Wide Inc.	175,939	2,940
	Dean Foods Co.	168,407	2,888
	HNI Corp.	79,193	2,856
*	Deckers Outdoor Corp.	57,480	2,713
	Interface Inc. Class A	140,253	2,684
	Fresh Del Monte
	Produce Inc.	68,972	2,682
*,^	Fossil Group Inc.	72,518	2,651
*	Dorman Products Inc.	55,070	2,614

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Corp.	46,464	2,606
	La-Z-Boy Inc.	105,895	2,586
*	iRobot Corp.	71,352	2,526
*	Meritage Homes Corp.	72,460	2,463
*	American Axle &
	Manufacturing
	Holdings Inc.	128,018	2,425
	Schweitzer-Mauduit
	International Inc.	57,363	2,409
	KB Home	189,676	2,339
^	Cal-Maine Foods Inc.	50,166	2,325
	WD-40 Co.	22,870	2,256
	Coca-Cola Bottling Co.
	Consolidated	12,223	2,231
	Steelcase Inc. Class A	146,846	2,188
^	Pilgrim’s Pride Corp.	98,309	2,172
*	ACCO Brands Corp.	294,111	2,097
*	Select Comfort Corp.	96,693	2,070
	MDC Holdings Inc.	78,419	2,002
*	TiVo Inc.	230,351	1,988
	Ethan Allen Interiors Inc.	71,166	1,980
	Andersons Inc.	60,514	1,914
*	Cavco Industries Inc.	22,901	1,908
	Briggs & Stratton Corp.	103,543	1,791
	Knoll Inc.	94,531	1,777
	Nutrisystem Inc.	80,697	1,746
	Standard Motor
	Products Inc.	45,859	1,745
*	Diamond Foods Inc.	44,706	1,723
*	Crocs Inc.	167,497	1,715
*	Motorcar Parts of
	America Inc.	49,446	1,672
*	USANA Health Sciences Inc.	12,767	1,631
	John B Sanfilippo & Son Inc.	28,275	1,528
	Oxford Industries Inc.	23,500	1,500
*	Unifi Inc.	52,911	1,489
	Movado Group Inc.	57,445	1,477
*	Nautilus Inc.	87,152	1,457
*	Central Garden & Pet Co.
	Class A	107,054	1,456
	Callaway Golf Co.	150,875	1,421
*	Cooper-Standard
	Holding Inc.	17,393	1,350
*,^	Wayfair Inc.	27,631	1,316
	Medifast Inc.	42,023	1,277
*	Beazer Homes USA Inc.	107,539	1,236
	Inter Parfums Inc.	50,740	1,209
*	Seaboard Corp.	410	1,187
	Calavo Growers Inc.	24,089	1,180
*	Tumi Holdings Inc.	69,783	1,160
	Bassett Furniture
	Industries Inc.	45,736	1,147
	Tootsie Roll Industries Inc.	33,802	1,068
*,^	Jamba Inc.	78,590	1,060
*	Farmer Brothers Co.	31,437	1,014

*	Boulder Brands Inc.	92,342	1,014
	Winnebago Industries Inc.	49,897	993
	Lennar Corp. Class B	24,672	991
*	Blount International Inc.	100,139	982
*	DTS Inc.	41,827	944
	Flexsteel Industries Inc.	20,912	924
*	Universal Electronics Inc.	17,849	917
*	Modine Manufacturing Co.	98,407	891
*	Central Garden & Pet Co.	58,888	796
*	Omega Protein Corp.	35,618	791
*,^	Elizabeth Arden Inc.	79,688	789
*	M/I Homes Inc.	35,860	786
*	Blue Buffalo Pet
	Products Inc.	41,810	782
*	National Beverage Corp.	16,899	768
	Superior Industries
	International Inc.	39,758	732
*	Perry Ellis International Inc.	38,625	711
	Alico Inc.	18,161	703
*	Taylor Morrison Home Corp.
	Class A	41,870	670
*	Cherokee Inc.	38,606	666
*	RealD Inc.	60,308	636
	Culp Inc.	24,118	614
	Arctic Cat Inc.	37,179	609
*	Iconix Brand Group Inc.	88,476	604
*	Revlon Inc. Class A	21,604	601
*	Federal-Mogul
	Holdings Corp.	85,433	585
*	Stoneridge Inc.	37,471	555
*	Eastman Kodak Co.	43,352	544
*	Glu Mobile Inc.	213,571	519
	Kimball International Inc.
	Class B	53,064	518
*	Vera Bradley Inc.	31,993	504
	Hooker Furniture Corp.	19,289	487
	Libbey Inc.	22,212	474
	Tower International Inc.	16,150	461
*,^	JAKKS Pacific Inc.	57,538	458
	Phibro Animal Health Corp.
	Class A	14,600	440
	National Presto Industries Inc.	4,899	406
*	ZAGG Inc.	33,148	363
	Weyco Group Inc.	12,387	331
*	Primo Water Corp.	40,617	325
	Strattec Security Corp.	5,741	324
*	Fuel Systems Solutions Inc.	60,361	295
	Alliance One
	International Inc.	24,257	278
*	Core Molding
	Technologies Inc.	21,460	275
	Marine Products Corp.	43,390	262
*	Dixie Group Inc.	49,812	261
	MGP Ingredients Inc.	10,002	260
*	Lifevantage Corp.	24,901	237

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Lifeway Foods Inc.	20,817	231
*,^	GoPro Inc. Class A	12,641	228
	Oil-Dri Corp. of America	5,275	194
	Escalade Inc.	13,847	183
*	LoJack Corp.	32,222	179
*	Nutraceutical International
	Corp.	6,763	175
*	Shiloh Industries Inc.	28,486	149
	Lifetime Brands Inc.	11,235	149
*	Hovnanian Enterprises Inc.
	Class A	80,100	145
	Orchids Paper Products Co.	4,683	145
*	Mannatech Inc.	7,199	137
	Limoneira Co.	9,066	135
*	Inventure Foods Inc.	18,959	135
*	Natural Alternatives
	International Inc.	12,166	126
*	Black Diamond Inc.	27,241	120
*	S&W Seed Co.	27,184	115
	Johnson Outdoors Inc.
	Class A	5,006	110
	LS Starrett Co. Class A	11,175	109
*	Coffee Holding Co. Inc.	27,694	107
	Nature’s Sunshine
	Products Inc.	10,016	101
*	William Lyon Homes Class A	6,000	99
*	Craft Brew Alliance Inc.	10,411	87
*	Female Health Co.	52,315	76
*	Delta Apparel Inc.	5,153	72
*	Skullcandy Inc.	12,513	59
*	WCI Communities Inc.	2,407	54
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	72,360	53
*	Seneca Foods Corp. Class A	1,806	52
*	Malibu Boats Inc. Class A	3,100	51
*	Summer Infant Inc.	22,600	50
*	US Auto Parts Network Inc.	16,787	49
	Rocky Brands Inc.	3,999	46
*	Stanley Furniture Co. Inc.	15,291	43
*	LGI Homes Inc.	1,600	39
*	CCA Industries Inc.	12,279	38
*	Emerson Radio Corp.	37,808	37
*,^	Clean Diesel
	Technologies Inc.	39,010	37
*	Sequential Brands Group Inc.	4,123	33
*	DS Healthcare Group Inc.	11,481	29
*	LeapFrog Enterprises Inc.	40,613	29
*	Amplify Snack Brands Inc.	2,273	26
*	Freshpet Inc.	3,032	26
	Superior Uniform Group Inc.	1,515	26
	Crown Crafts Inc.	2,958	25
	Acme United Corp.	1,375	23
*	MCBC Holdings Inc.	1,211	17
	Compx International Inc.	1,065	12

*	Willamette Valley
	Vineyards Inc.	1,400	10
*	Skyline Corp.	2,012	7
*	Cyanotech Corp.	997	5
*	Crystal Rock Holdings Inc.	7,780	5
	Titan International Inc.	1,144	5
*,^	Comstock Holding Cos. Inc.
	Class A	3,140	4
	Golden Enterprises Inc.	755	4
			4,015,517
Consumer Services (13.9%)
*	Amazon.com Inc.	670,907	453,459
	Home Depot Inc.	2,268,299	299,983
	Walt Disney Co.	2,661,927	279,715
	Comcast Corp. Class A	4,368,554	246,517
	McDonald’s Corp.	1,642,895	194,092
	CVS Health Corp.	1,981,247	193,707
	Wal-Mart Stores Inc.	2,581,166	158,225
	Starbucks Corp.	2,523,775	151,502
	Costco Wholesale Corp.	782,682	126,403
	Lowe’s Cos. Inc.	1,655,518	125,886
	Walgreens Boots
	Alliance Inc.	1,461,149	124,424
*	Priceline Group Inc.	89,082	113,575
	Time Warner Cable Inc.	506,664	94,032
	Time Warner Inc.	1,359,131	87,895
*	Netflix Inc.	726,529	83,100
	TJX Cos. Inc.	1,146,366	81,289
	McKesson Corp.	411,838	81,227
	Target Corp.	1,102,437	80,048
	Twenty-First Century
	Fox Inc. Class A	2,807,339	76,247
	Delta Air Lines Inc.	1,407,561	71,349
	Kroger Co.	1,654,808	69,221
	Yum! Brands Inc.	771,529	56,360
*	eBay Inc.	2,041,289	56,095
	Cardinal Health Inc.	588,590	52,543
	Southwest Airlines Co.	1,166,802	50,242
	American Airlines
	Group Inc.	1,128,155	47,777
*	O’Reilly Automotive Inc.	167,717	42,503
	L Brands Inc.	441,574	42,312
*	AutoZone Inc.	54,625	40,527
	Carnival Corp.	739,024	40,262
	Ross Stores Inc.	730,066	39,285
*	United Continental
	Holdings Inc.	683,436	39,161
	Sysco Corp.	909,436	37,287
	AmerisourceBergen Corp.
	Class A	349,685	36,266
	Dollar General Corp.	500,805	35,993
	CBS Corp. Class B	749,932	35,344
	Omnicom Group Inc.	433,697	32,814
	Royal Caribbean
	Cruises Ltd.	314,920	31,873

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Las Vegas Sands Corp.	712,423	31,233
*	Dollar Tree Inc.	399,349	30,838
	Nielsen Holdings plc	590,696	27,526
*	Chipotle Mexican Grill Inc.
	Class A	55,846	26,798
	Expedia Inc.	208,587	25,927
	Viacom Inc. Class B	608,211	25,034
*,^	Charter Communications
	Inc. Class A	130,286	23,855
*	DISH Network Corp.
	Class A	382,088	21,848
*	Liberty Interactive Corp.
	QVC Group Class A	795,485	21,733
	Starwood Hotels & Resorts
	Worldwide Inc.	302,390	20,950
	Hilton Worldwide
	Holdings Inc.	971,629	20,793
	Tractor Supply Co.	240,712	20,581
	Marriott International Inc.
	Class A	306,315	20,535
	Whole Foods Market Inc.	610,573	20,454
*	Ulta Salon Cosmetics &
	Fragrance Inc.	108,860	20,139
*	CarMax Inc.	368,709	19,899
	Macy’s Inc.	563,051	19,696
	Advance Auto Parts Inc.	124,493	18,737
*	MGM Resorts International	807,307	18,342
	Alaska Air Group Inc.	225,688	18,170
	Signet Jewelers Ltd.	142,396	17,613
*	TripAdvisor Inc.	199,840	17,036
	Interpublic Group of
	Cos. Inc.	727,237	16,930
*	Norwegian Cruise Line
	Holdings Ltd.	285,354	16,722
	Kohl’s Corp.	347,997	16,575
	H&R Block Inc.	494,454	16,470
	Foot Locker Inc.	249,404	16,234
	Best Buy Co. Inc.	531,490	16,184
*	Sirius XM Holdings Inc.	3,768,023	15,336
	Wyndham
	Worldwide Corp.	208,923	15,178
	Tiffany & Co.	195,094	14,884
*	Rite Aid Corp.	1,874,238	14,694
*	IHS Inc. Class A	122,165	14,468
*	Bed Bath & Beyond Inc.	286,350	13,816
	Aramark	407,922	13,155
	Darden Restaurants Inc.	206,327	13,131
*	Liberty Media Corp.	338,366	12,885
*	JetBlue Airways Corp.	563,682	12,767
	Nordstrom Inc.	253,989	12,651
	Cablevision Systems
	Corp. Class A	378,944	12,088
	News Corp. Class A	894,713	11,953
*	Discovery
	Communications Inc.	467,225	11,783

	FactSet Research
	Systems Inc.	70,560	11,471
	Staples Inc.	1,153,548	10,924
	Domino’s Pizza Inc.	97,844	10,885
	TEGNA Inc.	402,529	10,273
	Gap Inc.	408,007	10,078
	Wynn Resorts Ltd.	145,453	10,064
*	Hertz Global Holdings Inc.	675,736	9,616
*	ServiceMaster Global
	Holdings Inc.	239,962	9,416
	KAR Auction Services Inc.	251,953	9,330
	Service Corp. International	338,297	8,802
	Williams-Sonoma Inc.	146,431	8,553
*	Panera Bread Co. Class A	43,331	8,440
*	AutoNation Inc.	141,136	8,420
	Casey’s General Stores Inc.	69,846	8,413
	Vail Resorts Inc.	65,462	8,378
*	AMC Networks Inc. Class A	109,114	8,149
*	Sally Beauty Holdings Inc.	278,785	7,775
*,^	Copart Inc.	202,364	7,692
*	VCA Inc.	137,351	7,554
	Scripps Networks
	Interactive Inc. Class A	135,512	7,482
	Six Flags
	Entertainment Corp.	135,692	7,455
	Dunkin’ Brands Group Inc.	169,215	7,207
*	Discovery Communications
	Inc. Class A	267,900	7,148
*	Sprouts Farmers
	Market Inc.	257,005	6,834
	Dun & Bradstreet Corp.	64,828	6,738
*	Avis Budget Group Inc.	183,919	6,674
*	Liberty Media Corp. Class A	164,822	6,469
	Cinemark Holdings Inc.	187,235	6,259
*	Live Nation
	Entertainment Inc.	253,957	6,240
*	Madison Square Garden
	Co. Class A	36,766	5,949
	Dick’s Sporting Goods Inc.	165,980	5,867
*	Burlington Stores Inc.	136,096	5,839
^	Lions Gate Entertainment
	Corp.	173,514	5,620
	Sabre Corp.	198,657	5,556
*	Office Depot Inc.	984,356	5,552
*	Restoration Hardware
	Holdings Inc.	68,597	5,450
*	Buffalo Wild Wings Inc.	34,086	5,442
^	Cracker Barrel Old Country
	Store Inc.	42,828	5,432
*,^	SolarCity Corp.	105,652	5,390
^	GameStop Corp. Class A	189,661	5,318
*	Houghton Mifflin
	Harcourt Co.	240,814	5,245
*	Starz	156,449	5,241
*	Spirit Airlines Inc.	130,480	5,200

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Brinker International Inc.	106,961	5,129
*	Bright Horizons Family
	Solutions Inc.	75,996	5,077
	CST Brands Inc.	129,081	5,052
	Jack in the Box Inc.	65,057	4,991
	American Eagle
	Outfitters Inc.	315,824	4,895
*	Pandora Media Inc.	363,520	4,875
	Tribune Media Co. Class A	143,566	4,854
*	Murphy USA Inc.	79,696	4,841
	GNC Holdings Inc. Class A	150,607	4,672
	Rollins Inc.	176,181	4,563
	Wendy’s Co.	415,520	4,475
*	Beacon Roofing Supply Inc.	105,853	4,359
	Chemed Corp.	28,776	4,311
	Lithia Motors Inc. Class A	40,316	4,301
	AMERCO	10,569	4,117
*	Cabela’s Inc.	87,712	4,099
	Allegiant Travel Co. Class A	24,221	4,065
	Texas Roadhouse Inc.
	Class A	113,361	4,055
	Sinclair Broadcast Group
	Inc. Class A	124,448	4,050
	Graham Holdings Co.
	Class B	8,327	4,038
	John Wiley & Sons Inc.
	Class A	87,879	3,957
	Cable One Inc.	8,831	3,830
*	Urban Outfitters Inc.	168,109	3,824
	Cheesecake Factory Inc.	79,502	3,666
	Bloomin’ Brands Inc.	214,357	3,620
	Monro Muffler Brake Inc.	54,348	3,599
	Big Lots Inc.	92,750	3,575
	Churchill Downs Inc.	25,262	3,574
*	Yelp Inc. Class A	118,545	3,414
*	Grand Canyon
	Education Inc.	84,791	3,402
	Gannett Co. Inc.	206,912	3,371
*	United Natural Foods Inc.	85,525	3,366
*	Shutterfly Inc.	73,037	3,255
	Abercrombie & Fitch Co.	120,331	3,249
*	DreamWorks Animation
	SKG Inc. Class A	126,036	3,248
	Dillard’s Inc. Class A	49,215	3,234
*	Pinnacle Entertainment Inc.	103,841	3,232
*	Boyd Gaming Corp.	162,581	3,230
*	SUPERVALU Inc.	476,470	3,230
	Core-Mark Holding Co. Inc.	39,356	3,225
*	Hawaiian Holdings Inc.	91,027	3,216
	Nexstar Broadcasting
	Group Inc. Class A	54,013	3,171
	New York Times Co.
	Class A	233,227	3,130
	DSW Inc. Class A	130,921	3,124

*	Popeyes Louisiana
	Kitchen Inc.	53,106	3,107
	Choice Hotels
	International Inc.	61,591	3,105
*	WebMD Health Corp.	64,189	3,100
*	Ascena Retail Group Inc.	314,163	3,094
	Morningstar Inc.	38,402	3,088
	Penske Automotive
	Group Inc.	72,537	3,071
	Hillenbrand Inc.	101,321	3,002
	Matthews International
	Corp. Class A	55,990	2,993
*	Five Below Inc.	93,105	2,989
	Dolby Laboratories Inc.
	Class A	88,561	2,980
	Papa John’s International Inc.	52,986	2,960
*	Stamps.com Inc.	26,856	2,944
	PriceSmart Inc.	35,374	2,936
	Meredith Corp.	67,677	2,927
	Aaron’s Inc.	130,370	2,919
	Group 1 Automotive Inc.	38,483	2,913
*	Asbury Automotive
	Group Inc.	43,091	2,906
*	Michaels Cos. Inc.	130,730	2,890
^	Regal Entertainment Group
	Class A	152,486	2,877
	HSN Inc.	56,715	2,874
	Sotheby’s	111,530	2,873
*	Acxiom Corp.	133,213	2,787
	Extended Stay America Inc.	174,271	2,771
	Time Inc.	175,026	2,743
*	Hyatt Hotels Corp. Class A	57,599	2,708
	Caleres Inc.	99,510	2,669
*	Gray Television Inc.	162,369	2,647
	DineEquity Inc.	31,115	2,635
	DeVry Education Group Inc.	103,728	2,625
*,^	GrubHub Inc.	107,246	2,595
	Chico’s FAS Inc.	243,014	2,593
*	comScore Inc.	62,139	2,557
*	Express Inc.	146,773	2,536
*	Diplomat Pharmacy Inc.	74,046	2,534
*,^	Groupon Inc. Class A	821,245	2,521
	SeaWorld
	Entertainment Inc.	127,441	2,509
*	Genesco Inc.	43,371	2,465
*	Constant Contact Inc.	80,888	2,365
	Scholastic Corp.	60,976	2,351
	Sonic Corp.	72,560	2,344
*	MSG Networks Inc.	112,701	2,344
*	La Quinta Holdings Inc.	165,815	2,257
*	Media General Inc.	137,101	2,214
	Children’s Place Inc.	39,641	2,188
	Cato Corp. Class A	58,686	2,161
*	Denny’s Corp.	217,952	2,142

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Marriott Vacations
	Worldwide Corp.	37,087	2,112
	Guess? Inc.	109,606	2,069
*	BJ’s Restaurants Inc.	47,402	2,061
	Bob Evans Farms Inc.	52,620	2,044
	Twenty-First Century
	Fox Inc.	73,455	2,000
*	Belmond Ltd. Class A	209,475	1,990
*	Fresh Market Inc.	83,600	1,958
*	Pep Boys-Manny
	Moe & Jack	104,586	1,925
*	Krispy Kreme
	Doughnuts Inc.	127,468	1,921
	Ingles Markets Inc. Class A	40,895	1,803
	SkyWest Inc.	91,767	1,745
*	Penn National Gaming Inc.	108,858	1,744
*	Francesca’s Holdings Corp.	99,626	1,734
*	Caesars Acquisition Co.
	Class A	251,308	1,711
*	Vitamin Shoppe Inc.	51,702	1,691
*	Dave & Buster’s
	Entertainment Inc.	40,400	1,686
	National CineMedia Inc.	105,633	1,659
*	Carmike Cinemas Inc.	72,235	1,657
*	Four Corners Property
	Trust Inc.	68,075	1,645
^	Buckle Inc.	53,213	1,638
	International Speedway
	Corp. Class A	48,335	1,630
	AMC Entertainment
	Holdings Inc.	67,100	1,610
	SpartanNash Co.	73,512	1,591
*,^	Sears Holdings Corp.	77,124	1,586
	Finish Line Inc. Class A	86,376	1,562
*,^	Weight Watchers
	International Inc.	66,649	1,520
*	Blue Nile Inc.	40,808	1,515
*	Angie’s List Inc.	161,909	1,514
	EW Scripps Co. Class A	78,856	1,498
	Capella Education Co.	32,313	1,494
*	Diamond Resorts
	International Inc.	57,729	1,473
*	Strayer Education Inc.	24,384	1,466
*	Hibbett Sports Inc.	47,782	1,445
*	Chuy’s Holdings Inc.	45,788	1,435
*	Red Robin Gourmet
	Burgers Inc.	23,203	1,433
	Rent-A-Center Inc.	95,350	1,427
	Carriage Services Inc.
	Class A	59,116	1,425
*	Rush Enterprises Inc.
	Class A	63,111	1,381
	PetMed Express Inc.	80,475	1,379
	ClubCorp Holdings Inc.	74,408	1,359
*	Regis Corp.	95,013	1,344

*	Autobytel Inc.	59,128	1,334
	Men’s Wearhouse Inc.	87,492	1,284
*,^	Clean Energy Fuels Corp.	345,465	1,244
	MDC Partners Inc. Class A	55,152	1,198
*	Fiesta Restaurant Group Inc.	34,305	1,153
	Interval Leisure Group Inc.	73,647	1,150
*	Bankrate Inc.	85,885	1,142
*,^	Conn’s Inc.	47,531	1,116
*	XO Group Inc.	69,131	1,110
*,^	Mattress Firm Holding Corp.	24,238	1,082
*	Isle of Capri Casinos Inc.	73,409	1,023
*,^	Scientific Games Corp.
	Class A	110,312	989
	New Media Investment
	Group Inc.	49,917	971
	Fred’s Inc. Class A	59,047	967
	Sonic Automotive Inc.
	Class A	41,616	947
*	American Public
	Education Inc.	48,328	899
	Weis Markets Inc.	20,019	887
*	FTD Cos. Inc.	33,781	884
	Pier 1 Imports Inc.	172,761	879
*	Biglari Holdings Inc.	2,667	869
	CSS Industries Inc.	30,184	857
	Haverty Furniture Cos. Inc.	39,871	855
*,^	Lumber Liquidators
	Holdings Inc.	47,938	832
*	Clear Channel Outdoor
	Holdings Inc. Class A	148,271	829
*	1-800-Flowers.com Inc.
	Class A	112,858	822
*	Entercom Communications
	Corp. Class A	71,438	802
*	Build-A-Bear Workshop Inc.	64,103	785
	Entravision Communications
	Corp. Class A	100,757	777
	Citi Trends Inc.	35,892	763
	Barnes & Noble Inc.	84,825	739
*,^	Lands’ End Inc.	30,630	718
*	MarineMax Inc.	37,356	688
*	Century Casinos Inc.	87,616	682
*	Ruby Tuesday Inc.	122,912	677
*	America’s Car-Mart Inc.	25,168	672
	World Wrestling
	Entertainment Inc. Class A	36,041	643
	Ruth’s Hospitality Group Inc.	40,099	638
*	Tuesday Morning Corp.	95,771	623
	Marcus Corp.	32,726	621
*	Party City Holdco Inc.	43,791	565
	Big 5 Sporting Goods Corp.	54,827	548
*	Overstock.com Inc.	43,969	540
*	Barnes & Noble
	Education Inc.	53,292	530
*	Caesars Entertainment Corp.	66,883	528

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Apollo Education Group Inc.	67,100	515
*	Carrols Restaurant Group Inc.	43,411	510
*	Ascent Capital Group Inc.
	Class A	29,607	495
	Kirkland’s Inc.	33,879	491
*	Destination XL Group Inc.	88,423	488
*	Quotient Technology Inc.	71,098	485
	A H Belo Corp. Class A	96,630	483
*	Chefs’ Warehouse Inc.	27,680	462
*	Titan Machinery Inc.	42,180	461
*	Del Frisco’s Restaurant
	Group Inc.	28,679	459
	Speedway Motorsports Inc.	22,088	458
*	Liquidity Services Inc.	70,010	455
*	Monarch Casino &
	Resort Inc.	19,267	438
	Shoe Carnival Inc.	18,658	433
	Marchex Inc. Class B	110,495	430
*	Natural Grocers by Vitamin
	Cottage Inc.	21,003	428
*	Tile Shop Holdings Inc.	24,203	397
*	Zoe’s Kitchen Inc.	13,534	379
*	Bravo Brio Restaurant
	Group Inc.	41,392	373
*	Providence Service Corp.	7,930	372
*	Demand Media Inc.	67,540	371
*	Virgin America Inc.	10,200	367
	Collectors Universe Inc.	23,593	366
*	RetailMeNot Inc.	36,600	363
*	Zumiez Inc.	23,621	357
*	J Alexander’s Holdings Inc.	32,109	351
*	K12 Inc.	38,674	340
	Stage Stores Inc.	36,773	335
*	Global Eagle
	Entertainment Inc.	33,849	334
*	Republic Airways
	Holdings Inc.	82,176	323
*	Smart & Final Stores Inc.	17,675	322
*	Sizmek Inc.	88,164	322
*	Bridgepoint Education Inc.	41,209	314
	Harte-Hanks Inc.	95,721	310
*	SP Plus Corp.	11,985	286
*	Cambium Learning
	Group Inc.	57,983	281
	Journal Media Group Inc.	23,128	278
*	Daily Journal Corp.	1,360	275
	TheStreet Inc.	181,048	272
*	Reading International Inc.
	Class A	20,671	271
*	Rave Restaurant Group Inc.	39,164	250
^	Bon-Ton Stores Inc.	109,407	230
*	Shake Shack Inc. Class A	5,713	226
*	Gaiam Inc. Class A	35,786	223
*	Christopher & Banks Corp.	131,321	217
*,^	hhgregg Inc.	57,211	209

*	Lee Enterprises Inc.	124,235	209
*	Ollie’s Bargain Outlet
	Holdings Inc.	12,015	204
*	Spark Networks Inc.	53,035	204
	Stein Mart Inc.	29,959	202
*	RealNetworks Inc.	45,580	194
*,^	Famous Dave’s of
	America Inc.	25,956	180
*	Eldorado Resorts Inc.	15,423	170
*	Career Education Corp.	45,582	165
*	Noodles & Co. Class A	17,000	165
*	Care.com Inc.	22,685	162
*	Luby’s Inc.	35,510	159
	Destination Maternity Corp.	17,667	154
*	Etsy Inc.	18,429	152
*	Avid Technology Inc.	20,459	149
*	EVINE Live Inc.	78,989	141
*	McClatchy Co. Class A	114,847	139
*	TrueCar Inc.	14,400	137
*	Rubicon Project Inc.	8,269	136
*	Morgans Hotel Group Co.	39,926	135
	Saga Communications Inc.
	Class A	3,223	124
	Tribune Publishing Co.	12,900	119
*	Cumulus Media Inc.
	Class A	358,254	118
*	QuinStreet Inc.	27,046	116
	Liberty Tax Inc.	4,055	97
*	West Marine Inc.	11,266	96
*	Performance Food
	Group Co.	4,000	93
*	Cosi Inc.	205,033	90
	Ark Restaurants Corp.	3,854	89
*	Planet Fitness Inc. Class A	5,438	85
*	Boot Barn Holdings Inc.	6,517	80
	Village Super Market Inc.
	Class A	3,022	80
	Town Sports International
	Holdings Inc.	65,935	78
*	New York & Co. Inc.	34,183	78
*	Diversified Restaurant
	Holdings Inc.	34,766	78
*	Potbelly Corp.	6,657	78
*	JC Penney Co. Inc.	11,180	74
	bebe stores inc	124,638	70
*	Red Lion Hotels Corp.	9,601	67
*	RCI Hospitality Holdings Inc.	6,664	67
	CBS Corp. Class A	1,214	63
*	Everyday Health Inc.	9,648	58
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	51
	Salem Media Group Inc.
	Class A	10,229	51
	News Corp. Class B	3,627	51

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	YOU On Demand
	Holdings Inc.	23,900	45
*	El Pollo Loco Holdings Inc.	3,512	44
*	Radio One Inc.	25,730	44
*	Fogo De Chao Inc.	2,919	44
*,^	ReachLocal Inc.	25,510	42
*	Gordmans Stores Inc.	12,763	40
*	Container Store Group Inc.	4,572	37
*	Pacific Sunwear of
	California Inc.	144,155	35
*	Papa Murphy’s Holdings Inc.	3,000	34
	Natural Health Trends Corp.	1,000	34
*	Wingstop Inc.	1,211	28
*,^	ITT Educational Services Inc.	6,768	25
*	Empire Resorts Inc.	1,179	21
*	Insignia Systems Inc.	7,050	21
*	TubeMogul Inc.	1,500	20
*	Bojangles’ Inc.	1,200	19
*	Interpace Diagnostics
	Group Inc.	36,910	18
*	Golden Entertainment Inc.	1,523	16
*	Digital Turbine Inc.	11,400	15
	Educational
	Development Corp.	1,122	12
	National American
	University Holdings Inc.	5,908	12
*	MaxPoint Interactive Inc.	4,538	8
	Flanigan’s Enterprises Inc.	329	7
*	Perfumania Holdings Inc.	2,879	7
*	Emmis Communications
	Corp. Class A	8,800	6
*	Gaming Partners
	International Corp.	609	5
	Beasley Broadcast
	Group Inc. Class A	1,402	5
*	Tilly’s Inc. Class A	603	4
*	Radio One Inc. Class A	1,680	3
*	Trans World
	Entertainment Corp.	647	2
*	PCM Inc.	63	1
*	Aeropostale Inc.	836	—
*	Fairway Group Holdings Corp.	300	—
*	Profire Energy Inc.	171	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
*	Speed Commerce Inc.	194	—
			5,429,800
Financials (19.3%)
	Wells Fargo & Co.	8,224,259	447,071
*	Berkshire Hathaway Inc.
	Class B	3,334,478	440,284
	JPMorgan Chase & Co.	6,585,752	434,857
	Bank of America Corp.	18,628,364	313,515
	Visa Inc. Class A	3,482,266	270,050
	Citigroup Inc.	5,063,078	262,014

	MasterCard Inc. Class A	1,771,676	172,490
	American International
	Group Inc.	2,102,629	130,300
	US Bancorp	2,980,645	127,184
	Goldman Sachs Group Inc.	686,805	123,783
	Simon Property Group Inc.	553,576	107,637
	American Express Co.	1,496,963	104,114
	PNC Financial Services
	Group Inc.	908,850	86,622
	Morgan Stanley	2,598,530	82,659
	MetLife Inc.	1,591,378	76,720
	Bank of New York
	Mellon Corp.	1,860,221	76,678
	American Tower
	Corporation	758,029	73,491
	Charles Schwab Corp.	2,120,357	69,823
	Capital One Financial Corp.	952,100	68,723
	Prudential Financial Inc.	803,543	65,416
	Public Storage	263,373	65,237
	BlackRock Inc.	190,750	64,954
	ACE Ltd.	551,136	64,400
	Travelers Cos. Inc.	544,270	61,426
	Intercontinental
	Exchange Inc.	212,505	54,457
	Chubb Corp.	406,250	53,885
	Equity Residential	651,969	53,194
	BB&T Corp.	1,396,237	52,792
	CME Group Inc.	575,141	52,108
	Marsh & McLennan
	Cos. Inc.	937,877	52,005
	Crown Castle
	International Corp.	597,401	51,645
*	Synchrony Financial	1,574,662	47,885
	McGraw Hill Financial Inc.	483,626	47,676
	State Street Corp.	686,099	45,530
	Aon plc	490,062	45,189
	AvalonBay
	Communities Inc.	244,942	45,101
	Welltower Inc.	633,117	43,071
	Allstate Corp.	693,245	43,044
	Discover Financial
	Services	770,261	41,301
	Aflac Inc.	687,470	41,179
	Prologis Inc.	937,995	40,259
	SunTrust Banks Inc.	912,143	39,076
	Boston Properties Inc.	274,760	35,043
	Ameriprise Financial Inc.	315,919	33,620
	Ventas Inc.	595,745	33,618
	Equinix Inc.	110,234	33,335
	Hartford Financial Services
	Group Inc.	735,334	31,958
	HCP Inc.	832,545	31,837
	Progressive Corp.	994,097	31,612
	M&T Bank Corp.	257,588	31,215
	T. Rowe Price Group Inc.	431,426	30,843

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Vornado Realty Trust	303,761	30,364
	Moody’s Corp.	301,731	30,276
	Fifth Third Bancorp	1,434,581	28,835
	Northern Trust Corp.	393,249	28,349
	Essex Property Trust Inc.	118,223	28,304
	Weyerhaeuser Co.	914,127	27,406
	General Growth
	Properties Inc.	948,057	25,797
	Invesco Ltd.	759,909	25,442
	Citizens Financial
	Group Inc.	944,746	24,743
	Franklin Resources Inc.	645,676	23,774
	Equifax Inc.	211,963	23,606
	Principal Financial
	Group Inc.	524,237	23,580
	Realty Income Corp.	446,574	23,057
	Macerich Co.	283,268	22,857
	Regions Financial Corp.	2,348,617	22,547
	Lincoln National Corp.	444,767	22,354
	XL Group plc Class A	535,848	20,995
*	Markel Corp.	23,716	20,950
	Loews Corp.	539,407	20,713
	Host Hotels &
	Resorts Inc.	1,345,898	20,646
	SL Green Realty Corp.	178,449	20,161
	Digital Realty Trust Inc.	261,827	19,799
	KeyCorp	1,495,991	19,732
	Kimco Realty Corp.	703,201	18,607
	Extra Space Storage Inc.	209,879	18,513
	Federal Realty
	Investment Trust	124,282	18,158
	UDR Inc.	468,777	17,612
*	CBRE Group Inc. Class A	508,184	17,573
	First Republic Bank	259,830	17,164
	Cincinnati Financial Corp.	278,512	16,480
	FNF Group	471,106	16,333
	Western Union Co.	906,533	16,236
	Annaly Capital
	Management Inc.	1,697,850	15,926
	Huntington
	Bancshares Inc.	1,426,963	15,782
*	E*TRADE Financial Corp.	524,817	15,556
*	Affiliated Managers
	Group Inc.	96,825	15,469
	TD Ameritrade
	Holding Corp.	432,483	15,011
	Plum Creek Timber Co. Inc.	310,579	14,821
	Voya Financial Inc.	401,110	14,805
	Unum Group	436,452	14,529
*	Arch Capital Group Ltd.	208,116	14,516
*	Ally Financial Inc.	776,750	14,479
	CIT Group Inc.	359,598	14,276
	Willis Group Holdings plc	290,185	14,094
	SEI Investments Co.	265,370	13,905

	New York Community
	Bancorp Inc.	825,443	13,471
	Raymond James
	Financial Inc.	230,718	13,375
	Comerica Inc.	316,213	13,227
*	Signature Bank	85,629	13,133
	Duke Realty Corp.	617,717	12,984
	Arthur J Gallagher & Co.	316,138	12,943
	Jones Lang LaSalle Inc.	80,702	12,901
*	Alleghany Corp.	26,961	12,885
	VEREIT Inc.	1,621,543	12,843
	Mid-America Apartment
	Communities Inc.	134,958	12,256
	Nasdaq Inc.	210,107	12,222
	Torchmark Corp.	211,195	12,072
*	Berkshire Hathaway Inc.
	Class A	61	12,066
	Camden Property Trust	155,446	11,932
	MSCI Inc. Class A	165,358	11,927
	Alexandria Real Estate
	Equities Inc.	129,895	11,737
	Omega Healthcare
	Investors Inc.	334,642	11,706
	Regency Centers Corp.	168,528	11,480
	Apartment Investment &
	Management Co.	279,885	11,204
*	SVB Financial Group	92,200	10,963
*	Liberty Ventures Class A	241,147	10,878
	PartnerRe Ltd.	77,199	10,788
	Everest Re Group Ltd.	58,884	10,781
	American Capital
	Agency Corp.	619,983	10,751
	East West Bancorp Inc.	257,929	10,720
	Lazard Ltd. Class A	232,192	10,451
	Kilroy Realty Corp.	165,064	10,445
	Reinsurance Group of
	America Inc. Class A	118,083	10,102
	Zions Bancorporation	365,596	9,981
	WP Carey Inc.	168,233	9,926
	National Retail
	Properties Inc.	243,924	9,769
*	Realogy Holdings Corp.	262,219	9,616
	CBOE Holdings Inc.	147,880	9,597
	Assurant Inc.	118,716	9,561
	Axis Capital Holdings Ltd.	169,892	9,551
	Equity LifeStyle
	Properties Inc.	142,281	9,486
*	Forest City Enterprises Inc.
	Class A	431,557	9,464
	DDR Corp.	550,747	9,275
	RenaissanceRe
	Holdings Ltd.	81,602	9,237
	Iron Mountain Inc.	339,985	9,183
	WR Berkley Corp.	165,580	9,066

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American Financial
	Group Inc.	125,105	9,018
	CubeSmart	293,751	8,995
	Brixmor Property
	Group Inc.	347,641	8,976
	People’s United
	Financial Inc.	555,200	8,966
	PacWest Bancorp	204,626	8,819
	Lamar Advertising Co.
	Class A	146,795	8,805
	StanCorp Financial
	Group Inc.	75,822	8,635
	BioMed Realty Trust Inc.	364,474	8,634
	Starwood Property
	Trust Inc.	404,821	8,323
	American Campus
	Communities Inc.	200,977	8,308
	Liberty Property Trust	266,313	8,269
	Taubman Centers Inc.	102,690	7,878
	Old Republic
	International Corp.	421,261	7,848
	Douglas Emmett Inc.	249,498	7,779
	Legg Mason Inc.	195,013	7,650
	Navient Corp.	664,885	7,613
	Spirit Realty Capital Inc.	750,670	7,522
	Highwoods Properties Inc.	171,033	7,457
	Investors Bancorp Inc.	587,677	7,311
	Endurance Specialty
	Holdings Ltd.	113,382	7,255
*	Howard Hughes Corp.	64,021	7,245
	Synovus Financial Corp.	222,270	7,197
	Hospitality Properties Trust	271,507	7,100
	MarketAxess Holdings Inc.	63,559	7,093
	Bank of the Ozarks Inc.	142,152	7,031
	First American
	Financial Corp.	194,901	6,997
	Sovran Self Storage Inc.	64,806	6,954
	Weingarten Realty Investors	199,852	6,911
	First Niagara Financial
	Group Inc.	635,597	6,896
	Assured Guaranty Ltd.	260,423	6,883
*	Liberty Broadband Corp.	132,567	6,875
	CNO Financial Group Inc.	340,692	6,504
	Brown & Brown Inc.	201,795	6,478
	Validus Holdings Ltd.	139,350	6,451
	Eaton Vance Corp.	197,846	6,416
*	Equity Commonwealth	229,963	6,377
	Hanover Insurance
	Group Inc.	78,320	6,371
	BankUnited Inc.	176,346	6,359
	Commerce Bancshares Inc.	148,590	6,321
	Senior Housing Properties
	Trust	425,721	6,318
	Retail Properties of
	America Inc.	425,335	6,282

	Umpqua Holdings Corp.	394,731	6,276
	EPR Properties	107,116	6,261
^	LPL Financial Holdings Inc.	144,522	6,164
	Healthcare Trust of
	America Inc. Class A	227,844	6,145
	Webster Financial Corp.	164,053	6,101
	First Horizon National Corp.	419,942	6,098
	Sun Communities Inc.	88,757	6,083
	Cullen/Frost Bankers Inc.	100,791	6,047
	DCT Industrial Trust Inc.	158,535	5,924
^	Apple Hospitality REIT Inc.	296,398	5,919
*	Western Alliance Bancorp	164,973	5,916
	American Homes 4 Rent
	Class A	355,073	5,916
	Gramercy Property Trust	753,641	5,818
	Allied World Assurance
	Co. Holdings AG	155,063	5,767
	NorthStar Realty
	Finance Corp.	338,468	5,764
	White Mountains
	Insurance Group Ltd.	7,922	5,758
	Post Properties Inc.	97,113	5,745
	Prosperity Bancshares Inc.	119,522	5,720
*	LendingClub Corp.	508,641	5,620
	Tanger Factory Outlet
	Centers Inc.	171,608	5,612
	Corrections Corp. of
	America	210,360	5,572
	FirstMerit Corp.	297,420	5,547
	PrivateBancorp Inc.	134,725	5,526
	Paramount Group Inc.	304,635	5,514
	Outfront Media Inc.	246,904	5,390
*	MGIC Investment Corp.	609,455	5,381
	Two Harbors Investment
	Corp.	651,495	5,277
	Popular Inc.	185,913	5,269
	Aspen Insurance
	Holdings Ltd.	108,801	5,255
	Columbia Property Trust Inc.	222,623	5,227
	Healthcare Realty Trust Inc.	180,614	5,115
	LaSalle Hotel Properties	202,035	5,083
	Piedmont Office Realty
	Trust Inc. Class A	268,223	5,064
	Associated Banc-Corp	269,927	5,061
	New Residential
	Investment Corp.	413,751	5,031
*	Stifel Financial Corp.	118,479	5,019
*,^	Zillow Group Inc.	212,762	4,996
*	SLM Corp.	765,082	4,988
	Radian Group Inc.	371,337	4,972
	Chimera Investment Corp.	364,386	4,970
	Rayonier Inc.	223,234	4,956
	Medical Properties
	Trust Inc.	427,066	4,916
	Bank of Hawaii Corp.	77,749	4,890

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	AmTrust Financial
	Services Inc.	78,946	4,861
	Federated Investors Inc.
	Class B	168,290	4,822
	RLJ Lodging Trust	220,211	4,763
	Interactive Brokers
	Group Inc.	108,555	4,733
	Sunstone Hotel
	Investors Inc.	374,603	4,679
	ProAssurance Corp.	95,127	4,617
	Care Capital Properties Inc.	150,380	4,597
	Gaming and Leisure
	Properties Inc.	164,930	4,585
	RLI Corp.	74,093	4,575
	Brandywine Realty Trust	322,265	4,402
	First Industrial Realty
	Trust Inc.	198,374	4,390
	MFA Financial Inc.	663,541	4,379
	United Bankshares Inc.	118,295	4,376
	Cathay General Bancorp	139,494	4,370
	Erie Indemnity Co. Class A	45,460	4,348
*	Blackhawk Network
	Holdings Inc.	98,136	4,339
	Home BancShares Inc.	106,633	4,321
	Symetra Financial Corp.	135,697	4,311
	Blackstone Mortgage
	Trust Inc. Class A	158,979	4,254
	Hudson Pacific
	Properties Inc.	151,117	4,252
	CyrusOne Inc.	112,991	4,232
	Wintrust Financial Corp.	86,689	4,206
	FNB Corp.	314,538	4,196
	Primerica Inc.	88,666	4,188
	Urban Edge Properties	178,281	4,181
	MB Financial Inc.	126,742	4,103
	Acadia Realty Trust	123,579	4,097
	Fulton Financial Corp.	313,416	4,078
	IBERIABANK Corp.	73,897	4,070
*	Texas Capital
	Bancshares Inc.	82,313	4,068
	Valley National Bancorp	412,524	4,063
	Waddell & Reed Financial
	Inc. Class A	141,539	4,057
	Ryman Hospitality
	Properties Inc.	78,264	4,042
	Communications Sales
	& Leasing Inc.	216,234	4,041
	Washington Federal Inc.	168,308	4,011
*	OneMain Holdings Inc.
	Class A	96,327	4,001
	NorthStar Asset
	Management Group Inc.	329,601	4,001
	Kennedy-Wilson
	Holdings Inc.	164,505	3,961

	National Health
	Investors Inc.	63,918	3,891
	Kite Realty Group Trust	149,281	3,871
	GEO Group Inc.	133,684	3,865
	TCF Financial Corp.	273,453	3,861
	Equity One Inc.	139,227	3,780
	CBL & Associates
	Properties Inc.	305,379	3,778
	Education Realty Trust Inc.	99,435	3,767
	Janus Capital Group Inc.	265,344	3,739
	DuPont Fabros
	Technology Inc.	117,262	3,728
	BancorpSouth Inc.	155,207	3,723
*	Liberty TripAdvisor
	Holdings Inc. Class A	122,457	3,715
	Colony Capital Inc. Class A	190,032	3,702
	Corporate Office P
	roperties Trust	169,478	3,700
	Cousins Properties Inc.	384,452	3,625
	Pebblebrook Hotel Trust	128,694	3,606
	Sterling Bancorp	221,040	3,585
	Pinnacle Financial
	Partners Inc.	69,457	3,567
	American Equity
	Investment Life
	Holding Co.	146,949	3,531
	WP Glimcher Inc.	331,539	3,518
*	Hilltop Holdings Inc.	182,334	3,504
	Hancock Holding Co.	138,774	3,493
	Empire State Realty
	Trust Inc.	193,292	3,493
	UMB Financial Corp.	74,991	3,491
	DiamondRock
	Hospitality Co.	359,573	3,470
	Evercore Partners Inc.
	Class A	63,827	3,451
	Glacier Bancorp Inc.	129,996	3,449
	STORE Capital Corp.	147,408	3,420
	First Financial
	Bankshares Inc.	112,236	3,386
	Mack-Cali Realty Corp.	144,031	3,363
	Columbia Banking
	System Inc.	103,296	3,358
	New York REIT Inc.	291,141	3,348
	First Midwest Bancorp Inc.	181,590	3,347
	Kemper Corp.	89,494	3,334
	First Citizens BancShares
	Inc. Class A	12,832	3,313
	WisdomTree
	Investments Inc.	211,165	3,311
	Washington REIT	122,349	3,311
	Astoria Financial Corp.	208,507	3,305
	Selective Insurance
	Group Inc.	97,614	3,278
	CoreSite Realty Corp.	57,348	3,253

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	BGC Partners Inc. Class A	329,680	3,234
*	Eagle Bancorp Inc.	63,835	3,222
*,^	Credit Acceptance Corp.	15,018	3,214
	Retail Opportunity
	Investments Corp.	178,429	3,194
	QTS Realty Trust Inc.
	Class A	69,729	3,145
	BBCN Bancorp Inc.	180,768	3,113
	Financial Engines Inc.	92,356	3,110
	National Penn
	Bancshares Inc.	251,929	3,106
	EastGroup Properties Inc.	55,317	3,076
	Xenia Hotels & Resorts Inc.	200,187	3,069
*	Santander Consumer
	USA Holdings Inc.	192,865	3,057
*	PRA Group Inc.	86,501	3,001
*	HRG Group Inc.	220,450	2,989
	South State Corp.	41,404	2,979
	PS Business Parks Inc.	34,029	2,975
	BOK Financial Corp.	49,712	2,972
	Community Bank
	System Inc.	74,287	2,967
	Alexander & Baldwin Inc.	83,251	2,940
	Monogram Residential
	Trust Inc.	299,873	2,927
	CVB Financial Corp.	171,968	2,910
	Great Western Bancorp Inc.	99,152	2,877
	International
	Bancshares Corp.	111,940	2,877
	EverBank Financial Corp.	179,306	2,865
	Northwest Bancshares Inc.	213,732	2,862
	LTC Properties Inc.	66,061	2,850
	Argo Group International
	Holdings Ltd.	47,465	2,840
	Park National Corp.	31,340	2,836
*	Enstar Group Ltd.	18,899	2,836
	Independent Bank Corp.	60,541	2,816
	Renasant Corp.	81,567	2,807
	Capitol Federal
	Financial Inc.	223,151	2,803
	Chemical Financial Corp.	81,719	2,801
	Old National Bancorp	206,159	2,796
	Invesco Mortgage
	Capital Inc.	222,987	2,763
	Provident Financial
	Services Inc.	135,368	2,728
	CYS Investments Inc.	381,300	2,719
	TFS Financial Corp.	143,569	2,703
*	Essent Group Ltd.	123,114	2,695
	Lexington Realty Trust	336,719	2,694
	NBT Bancorp Inc.	96,435	2,689
	American Assets Trust Inc.	69,482	2,665
	Chesapeake Lodging Trust	105,742	2,660
	Westamerica
	Bancorporation	56,619	2,647

	Trustmark Corp.	114,053	2,628
	First Financial Bancorp	145,378	2,627
	Ameris Bancorp	77,013	2,618
	Pennsylvania REIT	115,829	2,533
	Apollo Commercial Real
	Estate Finance Inc.	145,946	2,515
	Banner Corp.	54,544	2,501
	Mercury General Corp.	53,643	2,498
	First Merchants Corp.	97,196	2,471
	AMERISAFE Inc.	47,712	2,429
	Global Net Lease Inc.	303,576	2,413
	Artisan Partners Asset
	Management Inc. Class A	66,877	2,412
	Boston Private Financial
	Holdings Inc.	212,146	2,406
	Sabra Health Care REIT Inc.	118,001	2,387
	ARMOUR Residential
	REIT Inc.	109,538	2,384
*	Liberty Broadband Corp.
	Class A	45,229	2,336
	Potlatch Corp.	77,028	2,329
	Berkshire Hills Bancorp Inc.	79,624	2,318
	Horace Mann
	Educators Corp.	69,793	2,316
*,^	St. Joe Co.	124,490	2,304
	Hatteras Financial Corp.	174,766	2,298
	Employers Holdings Inc.	83,088	2,268
	National General
	Holdings Corp.	102,978	2,251
*,^	Zillow Group Inc. Class A	85,968	2,239
	First Commonwealth
	Financial Corp.	246,065	2,232
	Parkway Properties Inc.	142,783	2,232
	STAG Industrial Inc.	120,468	2,223
	S&T Bancorp Inc.	70,993	2,188
	Capstead Mortgage Corp.	248,092	2,168
*	First Cash Financial
	Services Inc.	57,774	2,162
	Brookline Bancorp Inc.	185,347	2,131
	Government Properties
	Income Trust	134,049	2,127
	Capital Bank Financial Corp.	65,966	2,110
	HFF Inc. Class A	67,601	2,100
	Redwood Trust Inc.	158,406	2,091
	Virtus Investment
	Partners Inc.	17,719	2,081
	FelCor Lodging Trust Inc.	282,435	2,062
	Hanmi Financial Corp.	85,621	2,031
*	BofI Holding Inc.	96,272	2,027
*	MBIA Inc.	310,976	2,015
	Cash America
	International Inc.	67,063	2,009
	Cardinal Financial Corp.	87,997	2,002
	LegacyTexas Financial
	Group Inc.	79,816	1,997

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CenterState Banks Inc.	127,481	1,995
	Central Pacific
	Financial Corp.	89,756	1,976
	Agree Realty Corp.	57,773	1,964
*	FNFV Group	173,749	1,951
	City Holding Co.	42,445	1,937
	Franklin Street Properties
	Corp.	185,525	1,920
	FBL Financial Group Inc.
	Class A	29,789	1,896
	National Bank Holdings
	Corp. Class A	88,235	1,886
	American Residential
	Properties Inc.	99,475	1,880
	PennyMac Mortgage
	Investment Trust	123,056	1,878
	Physicians Realty Trust	108,896	1,836
	Flushing Financial Corp.	84,328	1,825
	Select Income REIT	92,048	1,824
*	Customers Bancorp Inc.	66,893	1,821
	Lakeland Financial Corp.	38,727	1,805
*	Beneficial Bancorp Inc.	134,838	1,796
	Ramco-Gershenson
	Properties Trust	106,376	1,767
*	Encore Capital Group Inc.	60,546	1,761
	Cedar Realty Trust Inc.	248,490	1,759
	Infinity Property &
	Casualty Corp.	21,079	1,733
	Alexander’s Inc.	4,504	1,730
	Simmons First National
	Corp. Class A	33,399	1,715
	Northfield Bancorp Inc.	107,557	1,712
	Dime Community
	Bancshares Inc.	96,872	1,694
	Oritani Financial Corp.	102,287	1,688
	CoBiz Financial Inc.	124,909	1,676
	Ashford Hospitality
	Trust Inc.	264,165	1,667
	Banc of California Inc.	113,447	1,659
	First Busey Corp.	79,731	1,645
	Great Southern Bancorp Inc.	36,175	1,637
	Starwood Waypoint
	Residential Trust	70,237	1,590
*	iStar Inc.	134,443	1,577
	Chatham Lodging Trust	76,982	1,577
	Community Trust
	Bancorp Inc.	44,947	1,571
*	Flagstar Bancorp Inc.	67,521	1,560
	Heartland Financial USA Inc.	49,742	1,560
*	FCB Financial Holdings Inc.
	Class A	42,783	1,531
	American Capital Mortgage
	Investment Corp.	109,612	1,530
*	Navigators Group Inc.	17,475	1,499
	Saul Centers Inc.	29,164	1,495

	Anworth Mortgage Asset
	Corp.	337,314	1,467
	Inland Real Estate Corp.	138,114	1,467
	1st Source Corp.	46,843	1,446
	BancFirst Corp.	24,437	1,432
	Blue Hills Bancorp Inc.	92,230	1,412
	Greenhill & Co. Inc.	49,295	1,410
	Diamond Hill Investment
	Group Inc.	7,410	1,400
	WSFS Financial Corp.	43,152	1,396
	Camden National Corp.	31,513	1,389
	Arrow Financial Corp.	50,608	1,375
	Union Bankshares Corp.	54,451	1,374
	Bank Mutual Corp.	175,515	1,369
	Apollo Residential
	Mortgage Inc.	113,914	1,361
	WesBanco Inc.	44,949	1,349
	New Senior Investment
	Group Inc.	135,752	1,339
	Bank of Marin Bancorp	24,943	1,332
	Hersha Hospitality Trust
	Class A	60,842	1,324
*	Ocwen Financial Corp.	189,508	1,321
	Bryn Mawr Bank Corp.	45,182	1,298
	First Interstate BancSystem
	Inc. Class A	44,555	1,295
	Nelnet Inc. Class A	38,433	1,290
	Talmer Bancorp Inc.
	Class A	69,632	1,261
	Ares Commercial Real
	Estate Corp.	109,824	1,256
	Summit Hotel
	Properties Inc.	104,250	1,246
*	Piper Jaffray Cos.	30,507	1,232
	Federal Agricultural
	Mortgage Corp.	38,963	1,230
	Altisource Residential Corp.	98,703	1,225
	Sandy Spring Bancorp Inc.	43,645	1,177
*	Cowen Group Inc. Class A	306,997	1,176
	American National
	Bankshares Inc.	45,571	1,167
	Bridge Bancorp Inc.	37,869	1,152
*	Greenlight Capital Re Ltd.
	Class A	61,178	1,145
	Arbor Realty Trust Inc.	157,523	1,126
	ServisFirst Bancshares Inc.	23,372	1,111
	BankFinancial Corp.	86,891	1,097
	United Community
	Banks Inc.	56,169	1,095
*	First BanCorp	336,650	1,094
	NRG Yield Inc.	73,173	1,080
	Cohen & Steers Inc.	35,214	1,073
	Enterprise Financial
	Services Corp.	37,494	1,063
*	Ambac Financial Group Inc.	73,524	1,036

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	OFG Bancorp	138,368	1,013
	Ashford Hospitality
	Prime Inc.	69,103	1,002
	Investment Technology
	Group Inc.	58,431	994
	Terreno Realty Corp.	43,858	992
*	Campus Crest
	Communities Inc.	144,900	985
	Ames National Corp.	40,465	983
	Seritage Growth Properties
	Class A	24,050	967
	Sierra Bancorp	54,491	962
	United Fire Group Inc.	24,645	944
	Investors Real Estate Trust	135,691	943
	First Potomac Realty Trust	82,429	940
	BNC Bancorp	36,839	935
	Safety Insurance Group Inc.	16,298	919
	NRG Yield Inc. Class A	65,973	918
	Winthrop Realty Trust	69,643	903
*,^	Walter Investment
	Management Corp.	62,485	889
	TrustCo Bank Corp. NY	143,980	884
	Towne Bank	42,223	881
	Consolidated-Tomoka
	Land Co.	16,544	872
	Stewart Information
	Services Corp.	23,315	870
*	HealthEquity Inc.	34,540	866
	Kearny Financial Corp.	67,471	855
	Rexford Industrial Realty Inc.	52,199	854
	Southside Bancshares Inc.	35,383	850
	Calamos Asset
	Management Inc.
	Class A	86,251	835
*,^	World Acceptance Corp.	22,362	830
*	Forestar Group Inc.	75,821	829
	Preferred Apartment
	Communities Inc. Class A	63,042	825
^	Arlington Asset Investment
	Corp. Class A	62,288	824
	Virtu Financial Inc. Class A	36,338	823
	Meridian Bancorp Inc.	57,670	813
	Maiden Holdings Ltd.	54,199	808
	State Bank Financial Corp.	38,391	807
*	Altisource Portfolio
	Solutions SA	28,789	801
*	eHealth Inc.	78,813	787
*	Walker & Dunlop Inc.	27,267	786
	Lakeland Bancorp Inc.	66,514	784
	Dynex Capital Inc.	123,063	781
*	LendingTree Inc.	8,565	765
*,^	Citizens Inc. Class A	102,705	763
*	Third Point Reinsurance Ltd.	56,769	761
*	KCG Holdings Inc. Class A	61,204	753
	Wilshire Bancorp Inc.	65,066	752

*	Green Dot Corp. Class A	45,497	747
	Universal Insurance
	Holdings Inc.	31,960	741
*	Global Indemnity plc	25,303	734
	ConnectOne Bancorp Inc.	38,550	720
	First Defiance Financial Corp.	18,994	718
*	AV Homes Inc.	55,558	712
	Getty Realty Corp.	40,507	695
	First Community
	Bancshares Inc.	36,993	689
	Armada Hoffler
	Properties Inc.	64,428	675
	Access National Corp.	32,704	669
	InfraREIT Inc.	36,012	666
	Tompkins Financial Corp.	11,700	657
	Rouse Properties Inc.	44,464	647
	Bar Harbor Bankshares	18,695	643
*	Atlas Financial Holdings Inc.	31,865	634
*	INTL. FCStone Inc.	18,816	630
	ESSA Bancorp Inc.	45,915	628
*	Black Knight Financial
	Services Inc. Class A	18,847	623
	Republic Bancorp Inc.
	Class A	23,530	621
	Baldwin & Lyons Inc.	25,590	615
	National Western Life
	Group Inc. Class A	2,412	608
	First Bancorp	31,957	599
	Tier REIT Inc.	40,060	591
*	Nationstar Mortgage
	Holdings Inc.	44,044	589
	Century Bancorp Inc.
	Class A	13,512	587
	Donegal Group Inc. Class A	40,983	577
	GAIN Capital Holdings Inc.	69,926	567
	FBR & Co.	27,975	557
	CareTrust REIT Inc.	50,433	552
	Federated National
	Holding Co.	18,650	551
	HCI Group Inc.	15,585	543
	Capital City Bank Group Inc.	34,778	534
*	First NBC Bank Holding Co.	14,134	528
*	Ladenburg Thalmann
	Financial Services Inc.	190,788	527
	United Financial Bancorp Inc.	39,517	509
	New York Mortgage
	Trust Inc.	95,456	509
	Marlin Business Services
	Corp.	31,418	505
	Universal Health Realty
	Income Trust	9,936	497
	United Insurance Holdings
	Corp.	28,384	485
*	NMI Holdings Inc. Class A	71,569	485

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	AG Mortgage Investment
	Trust Inc.	36,915	474
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	24,600	465
*	EZCORP Inc. Class A	93,156	465
	Ameriana Bancorp	19,883	456
*	Marcus & Millichap Inc.	15,323	447
	Silver Bay Realty Trust Corp.	27,799	435
	EMC Insurance Group Inc.	16,912	428
*	PICO Holdings Inc.	41,298	426
	Resource Capital Corp.	32,644	417
	Stock Yards Bancorp Inc.	10,916	413
*	HomeStreet Inc.	18,514	402
	Cape Bancorp Inc.	31,413	390
	GAMCO Investors Inc.
	Class A	12,300	382
*	Associated Capital Group
	Inc. Class A	12,300	375
	Independent Bank Group Inc.	11,613	372
	First of Long Island Corp.	12,109	363
	Charter Financial Corp.	27,449	363
*	NewStar Financial Inc.	39,929	359
	Reis Inc.	14,871	353
	RE/MAX Holdings Inc.
	Class A	9,421	351
*	Enova International Inc.	52,665	348
*	C1 Financial Inc.	14,344	347
	Yadkin Financial Corp.	13,424	338
	C&F Financial Corp.	8,567	334
	Urstadt Biddle Properties
	Inc. Class A	17,024	328
	Washington Trust
	Bancorp Inc.	8,239	326
*	BSB Bancorp Inc.	13,915	325
	TriCo Bancshares	11,699	321
	Investors Title Co.	3,186	308
	Heritage Insurance
	Holdings Inc.	13,600	297
	First Connecticut
	Bancorp Inc.	16,800	292
	Monmouth Real Estate
	Investment Corp.	27,151	284
*	Safeguard Scientifics Inc.	19,149	278
	Moelis & Co. Class A	9,200	268
	Easterly Government
	Properties Inc.	15,614	268
	German American
	Bancorp Inc.	8,031	268
^	United Development
	Funding IV	24,240	267
	Clifton Bancorp Inc.	18,499	265
	Opus Bank	6,900	255
*	Franklin Financial
	Network Inc.	8,058	253

	Financial Institutions Inc.	9,011	252
	Ellington Residential
	Mortgage REIT	20,248	250
	Guaranty Bancorp	14,954	247
	Newcastle Investment Corp.	60,481	247
	Western Asset Mortgage
	Capital Corp.	23,365	239
	Citizens & Northern Corp.	11,342	238
	Waterstone Financial Inc.	16,861	238
	OceanFirst Financial Corp.	11,733	235
*	Consumer Portfolio
	Services Inc.	44,874	233
	OneBeacon Insurance
	Group Ltd. Class A	18,138	225
	National Interstate Corp.	8,404	224
	State Auto Financial Corp.	10,650	219
	First Financial Corp.	6,244	212
	Metro Bancorp Inc.	6,747	212
*	Tejon Ranch Co.	11,025	211
	Westfield Financial Inc.	24,792	208
	Ladder Capital Corp.	16,593	206
	MainSource Financial
	Group Inc.	8,753	200
*	Bancorp Inc.	31,312	199
	First Financial Northwest Inc.	13,902	194
*	Asta Funding Inc.	23,859	190
	Univest Corp. of
	Pennsylvania	9,068	189
*	First Acceptance Corp.	78,314	186
*	First Marblehead Corp.	44,194	186
	Pzena Investment
	Management Inc. Class A	20,734	178
	Gladstone Commercial Corp.	12,205	178
	CNB Financial Corp.	9,819	177
*	RMR Group Inc. Class A	12,204	176
*,^	Health Insurance Innovations
	Inc. Class A	26,135	175
*	WMIH Corp.	67,015	174
	Meta Financial Group Inc.	3,769	173
	One Liberty Properties Inc.	7,940	170
	Premier Financial
	Bancorp Inc.	10,265	169
	Merchants Bancshares Inc.	5,356	169
	Heritage Financial Corp.	8,946	169
	Resource America Inc.
	Class A	27,332	168
*	Republic First Bancorp Inc.	38,554	167
	Suffolk Bancorp	5,655	160
	State National Cos. Inc.	15,900	156
*	Genworth Financial Inc.
	Class A	41,133	153
	UMH Properties Inc.	14,866	150
*	Ashford Inc.	2,819	150
*	Phoenix Cos. Inc.	3,958	147

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Oppenheimer Holdings Inc.
	Class A	8,231	143
	Fidelity & Guaranty Life	5,600	142
	Chemung Financial Corp.	5,000	138
*	Allegiance Bancshares Inc.	5,750	136
	Eastern Virginia
	Bankshares Inc.	17,407	125
	Mercantile Bank Corp.	5,064	124
*	Hallmark Financial
	Services Inc.	9,970	117
	JAVELIN Mortgage
	Investment Corp.	18,519	116
	RAIT Financial Trust	41,189	111
*	Old Second Bancorp Inc.	13,938	109
	West Bancorporation Inc.	5,505	109
	NewBridge Bancorp	8,868	108
*	Jacksonville Bancorp Inc.	5,100	96
*	Atlanticus Holdings Corp.	26,603	85
*	Pacific Premier Bancorp Inc.	4,000	85
*,^	Intersections Inc.	29,386	84
*	First Foundation Inc.	3,564	84
*	Atlantic Capital
	Bancshares Inc.	5,455	82
	Southwest Bancorp Inc.	4,643	81
*	FRP Holdings Inc.	2,385	81
	US Global Investors Inc.
	Class A	67,397	79
	Westwood Holdings
	Group Inc.	1,506	78
	Pulaski Financial Corp.	4,915	78
*	Del Taco Restaurants Inc.	7,200	77
	National Bankshares Inc.	2,149	76
	Peoples Bancorp Inc.	4,038	76
*	On Deck Capital Inc.	6,956	72
	CIFC Corp.	12,677	71
*	Maui Land & Pineapple
	Co. Inc.	12,826	70
	Provident Financial
	Holdings Inc.	3,696	70
	Atlantic American Corp.	13,780	68
*	Avenue Financial
	Holdings Inc.	4,648	68
	Heritage Commerce Corp.	5,677	68
*	Hampton Roads
	Bankshares Inc.	36,253	67
	Five Oaks Investment Corp.	11,883	65
*	American River Bankshares	5,676	60
*	CommunityOne Bancorp	4,334	58
*	Kansas City Life
	Insurance Co.	1,487	57
*	ASB Bancorp Inc.	2,200	57
	Territorial Bancorp Inc.	1,980	55
	First Internet Bancorp	1,900	55
	Peapack Gladstone Financial
	Corp.	2,544	52

	United Community Financial
	Corp.	8,716	51
	Park Sterling Corp.	6,702	49
*	Cascade Bancorp	7,945	48
*	Farmers Capital Bank Corp.	1,726	47
	Institutional Financial
	Markets Inc.	39,632	46
*	Carolina Bank Holdings Inc.	2,327	43
	Monarch Financial
	Holdings Inc.	2,310	42
	NorthStar Realty Europe Corp.	3,430	41
	HopFed Bancorp Inc.	3,323	40
	Northrim BanCorp Inc.	1,390	37
	Community West
	Bancshares	5,000	35
	Fidelity Southern Corp.	1,549	35
	Jernigan Capital Inc.	2,148	32
	California First National
	Bancorp	2,366	31
*	Ohr Pharmaceutical Inc.	5,000	31
*	Bear State Financial Inc.	2,685	29
	Macatawa Bank Corp.	4,802	29
	Independence Holding Co.	2,059	29
	Pacific Continental Corp.	1,900	28
	Cheviot Financial Corp.	1,812	28
	Manning & Napier Inc.	3,200	27
	Federal Agricultural Mortgage
	Corp. Class A	1,021	27
	Northeast Bancorp	2,506	26
	Baylake Corp.	1,800	26
*	Performant Financial Corp.	14,420	26
*	HomeTrust Bancshares Inc.	1,176	24
*	Regional Management Corp.	1,415	22
	Kingstone Cos. Inc.	2,352	21
	FXCM Inc. Class A	1,237	21
	QC Holdings Inc.	13,215	19
	First Bancorp Inc.	902	18
	Penns Woods Bancorp Inc.	414	18
	Middleburg Financial Corp.	859	16
	CatchMark Timber Trust Inc.
	Class A	1,400	16
	CB Financial Services Inc.	661	15
*	Conifer Holdings Inc.	1,606	15
	MutualFirst Financial Inc.	544	14
	Preferred Bank	380	13
	Eagle Bancorp Montana Inc.	971	12
	Landmark Bancorp Inc.	371	10
	Home Bancorp Inc.	343	9
	Wheeler REIT Inc.	3,900	8
*	Howard Bancorp Inc.	565	7
	Fox Chase Bancorp Inc.	337	7
	Blue Capital Reinsurance
	Holdings Ltd.	379	6
	IF Bancorp Inc.	342	6
	WVS Financial Corp.	511	6

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Prism Technologies
	Group Inc.	4,802	5
	MidSouth Bancorp Inc.	520	5
*	Royal Bancshares of
	Pennsylvania Inc.	2,140	4
*	Seacoast Banking Corp. of
	Florida	282	4
	First Bancshares Inc.	200	4
	Hingham Institution for
	Savings	27	3
	Horizon Bancorp	115	3
	MidWestOne Financial
	Group Inc.	100	3
	United Community Bancorp	200	3
*	Coastway Bancorp Inc.	165	2
	County Bancorp Inc.	106	2
	Old Line Bancshares Inc.	117	2
	Bankwell Financial Group Inc.	100	2
*	Sun Bancorp Inc.	92	2
	Sotherly Hotels Inc.	300	2
*	Peoples Financial Corp.	140	1
	Central Valley Community
	Bancorp	100	1
	Independent Bank Corp.	53	1
	SI Financial Group Inc.	31	—
	Salisbury Bancorp Inc.	11	—
*	Vestin Realty Mortgage II Inc.	22	—
*	Tejon Ranch Co. Warrants
	Exp. 08/31/2016	1,629	—
			7,567,600
Health Care (14.0%)
	Johnson & Johnson	4,950,244	508,489
	Pfizer Inc.	11,043,744	356,492
	Merck & Co. Inc.	4,997,755	263,981
	Gilead Sciences Inc.	2,578,396	260,908
*	Allergan plc	705,114	220,348
	Amgen Inc.	1,356,637	220,223
	Bristol-Myers Squibb Co.	2,984,678	205,316
	UnitedHealth Group Inc.	1,705,237	200,604
	Medtronic plc	2,529,083	194,537
*	Celgene Corp.	1,405,733	168,351
	AbbVie Inc.	2,778,585	164,603
	Eli Lilly & Co.	1,784,313	150,346
*	Biogen Inc.	398,817	122,178
	Abbott Laboratories	2,669,027	119,866
*	Express Scripts
	Holding Co.	1,210,127	105,777
	Thermo Fisher
	Scientific Inc.	714,191	101,308
*	Regeneron
	Pharmaceuticals Inc.	137,097	74,426
*	Alexion
	Pharmaceuticals Inc.	383,148	73,085
	Aetna Inc.	624,003	67,467
	Cigna Corp.	461,022	67,461

	Anthem Inc.	466,924	65,108
	Becton Dickinson and Co.	377,073	58,103
*	Vertex
	Pharmaceuticals Inc.	439,633	55,319
*	Illumina Inc.	262,098	50,308
	Stryker Corp.	537,755	49,979
	Humana Inc.	265,207	47,342
*	Boston Scientific Corp.	2,407,491	44,394
*	HCA Holdings Inc.	588,621	39,808
	Zoetis Inc.	802,160	38,440
*	Mylan NV	704,183	38,075
	Baxalta Inc.	971,656	37,924
	Baxter International Inc.	978,635	37,335
*	Intuitive Surgical Inc.	66,850	36,511
	Perrigo Co. plc	249,021	36,033
*	Incyte Corp.	299,519	32,483
	Zimmer Biomet
	Holdings Inc.	310,070	31,810
	St. Jude Medical Inc.	506,061	31,259
*	Edwards Lifesciences Corp.	385,958	30,483
*	BioMarin
	Pharmaceutical Inc.	288,559	30,229
	CR Bard Inc.	132,241	25,052
*	Endo International plc	405,144	24,803
*	Henry Schein Inc.	148,400	23,475
*	Laboratory Corp. of
	America Holdings	180,925	22,370
*	Alkermes plc	268,494	21,313
*	DaVita HealthCare
	Partners Inc.	305,560	21,301
	Universal Health Services
	Inc. Class B	163,199	19,501
*	Waters Corp.	138,858	18,688
	Quest Diagnostics Inc.	256,464	18,245
*	Hologic Inc.	455,522	17,624
*	Mallinckrodt plc	208,522	15,562
	DENTSPLY
	International Inc.	250,236	15,227
*	Jazz Pharmaceuticals plc	104,602	14,703
*	Medivation Inc.	293,368	14,181
*	Varian Medical Systems Inc.	175,436	14,175
	ResMed Inc.	250,090	13,427
*	Centene Corp.	202,672	13,338
*	Ionis Pharmaceuticals Inc.	214,985	13,314
*	United Therapeutics Corp.	77,745	12,176
*	Alnylam
	Pharmaceuticals Inc.	129,086	12,152
*	MEDNAX Inc.	168,283	12,059
*	IDEXX Laboratories Inc.	163,537	11,925
	Cooper Cos. Inc.	87,017	11,678
*	STERIS plc	153,795	11,587
*	DexCom Inc.	138,393	11,334
*	Sirona Dental Systems Inc.	100,054	10,963
*	Dyax Corp.	263,523	9,914

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Quintiles Transnational
	Holdings Inc.	143,274	9,837
	Teleflex Inc.	74,566	9,802
*	Health Net Inc.	131,412	8,996
*	Neurocrine
	Biosciences Inc.	154,218	8,724
*	Envision Healthcare
	Holdings Inc.	334,513	8,687
*	Seattle Genetics Inc.	182,714	8,200
*	Align Technology Inc.	120,910	7,962
*	Anacor Pharmaceuticals Inc.	67,296	7,602
	West Pharmaceutical
	Services Inc.	122,837	7,397
*	Amsurg Corp.	96,613	7,343
	Patterson Cos. Inc.	157,129	7,104
*	Ultragenyx
	Pharmaceutical Inc.	62,621	7,025
*	Charles River Laboratories
	International Inc.	83,435	6,707
*	PAREXEL International Corp.	98,352	6,700
*	Acadia Healthcare Co. Inc.	102,998	6,433
*	ABIOMED Inc.	68,545	6,188
*	WellCare Health Plans Inc.	78,932	6,173
*	Brookdale Senior Living Inc.	331,253	6,115
*	Alere Inc.	154,610	6,044
	Bio-Techne Corp.	66,693	6,002
*,^	OPKO Health Inc.	585,074	5,880
*	LifePoint Health Inc.	78,925	5,793
*	Team Health Holdings Inc.	129,871	5,700
*	Horizon Pharma plc	256,725	5,563
*,^	Juno Therapeutics Inc.	126,255	5,551
	HealthSouth Corp.	155,973	5,429
*	Tenet Healthcare Corp.	178,515	5,409
*,^	Myriad Genetics Inc.	125,147	5,401
*	Community Health
	Systems Inc.	201,256	5,339
*	Akorn Inc.	142,913	5,332
*	Impax Laboratories Inc.	122,880	5,254
*	ACADIA
	Pharmaceuticals Inc.	144,720	5,159
*	Bio-Rad Laboratories Inc.
	Class A	36,956	5,124
	Hill-Rom Holdings Inc.	105,020	5,047
*	Prestige Brands
	Holdings Inc.	94,433	4,861
*	Pacira Pharmaceuticals Inc.	62,492	4,799
*	NuVasive Inc.	87,940	4,758
*	Bruker Corp.	196,000	4,757
*	Cepheid	129,700	4,738
*	Molina Healthcare Inc.	75,588	4,545
*	Ophthotech Corp.	57,768	4,537
*	Medicines Co.	119,428	4,459
*	Portola
	Pharmaceuticals Inc.	84,928	4,370

	Healthcare Services
	Group Inc.	122,333	4,266
*	Intercept
	Pharmaceuticals Inc.	28,304	4,227
*	Kite Pharma Inc.	68,524	4,222
*	Catalent Inc.	167,703	4,198
	Owens & Minor Inc.	112,722	4,056
*	Nektar Therapeutics	239,539	4,036
*	Bluebird Bio Inc.	62,359	4,005
*	Wright Medical Group NV	165,448	4,001
*	Puma Biotechnology Inc.	49,479	3,879
*	Insulet Corp.	102,265	3,867
*	Novavax Inc.	459,082	3,852
	Cantel Medical Corp.	59,621	3,705
*	Neogen Corp.	63,883	3,611
*	Integra LifeSciences
	Holdings Corp.	52,959	3,590
*	Radius Health Inc.	57,740	3,553
*	Ligand Pharmaceuticals Inc.	31,667	3,433
*	TESARO Inc.	65,330	3,418
*	Masimo Corp.	81,779	3,395
*	Globus Medical Inc.	121,557	3,382
*	Acorda Therapeutics Inc.	77,647	3,322
*	Agios Pharmaceuticals Inc.	50,603	3,285
*	TherapeuticsMD Inc.	311,015	3,225
*	Magellan Health Inc.	51,857	3,198
*	Emergent BioSolutions Inc.	79,723	3,190
*	Halozyme Therapeutics Inc. 183,645		3,183
*	FibroGen Inc.	102,236	3,115
*	Air Methods Corp.	73,859	3,097
*,^	Exelixis Inc.	536,828	3,028
*	VWR Corp.	105,960	3,000
*	Achillion
	Pharmaceuticals Inc.	277,369	2,993
*	Haemonetics Corp.	91,086	2,937
	Abaxis Inc.	52,672	2,933
*	ICU Medical Inc.	25,857	2,916
*	Intra-Cellular Therapies Inc.
	Class A	52,819	2,841
*	Sarepta Therapeutics Inc.	73,428	2,833
*,^	Intrexon Corp.	93,722	2,826
*	Nevro Corp.	41,822	2,823
*	Halyard Health Inc.	83,653	2,795
*	Ironwood Pharmaceuticals
	Inc. Class A	240,106	2,783
*	Celldex Therapeutics Inc.	177,088	2,777
	CONMED Corp.	61,023	2,688
*	Natus Medical Inc.	55,646	2,674
*	Amedisys Inc.	67,234	2,644
	Analogic Corp.	31,504	2,602
*	Cynosure Inc. Class A	57,677	2,576
*	ARIAD
	Pharmaceuticals Inc.	402,870	2,518
*	Lannett Co. Inc.	58,844	2,361
*	ImmunoGen Inc.	171,840	2,332

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Insys Therapeutics Inc.	79,290	2,270
*	Momenta
	Pharmaceuticals Inc.	147,877	2,195
*,^	Relypsa Inc.	76,900	2,179
*	Affymetrix Inc.	213,653	2,156
*	BioCryst
	Pharmaceuticals Inc.	208,888	2,156
*	Dynavax Technologies Corp.	88,027	2,127
^	Theravance Inc.	200,536	2,114
*	HMS Holdings Corp.	167,132	2,062
*	AMAG Pharmaceuticals Inc.	68,140	2,057
*	Genomic Health Inc.	58,221	2,049
*,^	Cempra Inc.	63,726	1,984
*	Amicus Therapeutics Inc.	204,108	1,980
*	MacroGenics Inc.	63,229	1,958
*	Depomed Inc.	107,803	1,954
*	Geron Corp.	392,919	1,902
*	Clovis Oncology Inc.	54,106	1,894
	Select Medical Holdings
	Corp.	156,288	1,861
*,^	Cerus Corp.	292,116	1,846
*	NxStage Medical Inc.	82,882	1,816
*	INC Research Holdings Inc.
	Class A	36,533	1,772
*	Array BioPharma Inc.	414,104	1,748
*	Exact Sciences Corp.	188,743	1,742
*	AtriCure Inc.	77,110	1,730
*	Anika Therapeutics Inc.	45,156	1,723
	Kindred Healthcare Inc.	144,240	1,718
*	Accuray Inc.	253,199	1,709
*	Capital Senior Living Corp.	81,035	1,690
*	PTC Therapeutics Inc.	51,593	1,672
*	Albany Molecular
	Research Inc.	83,499	1,657
*	HeartWare International Inc.	32,709	1,649
*	CorVel Corp.	37,188	1,633
	Atrion Corp.	4,284	1,633
*	NewLink Genetics Corp.	44,427	1,617
	Ensign Group Inc.	70,800	1,602
*	Bellicum
	Pharmaceuticals Inc.	78,567	1,593
*,^	MiMedx Group Inc.	167,902	1,573
*	Aduro Biotech Inc.	55,900	1,573
*	PharMerica Corp.	43,657	1,528
*	Sage Therapeutics Inc.	25,421	1,482
*	Lexicon
	Pharmaceuticals Inc.	107,084	1,425
*	Agenus Inc.	313,471	1,423
*,^	Arrowhead Research Corp.	224,742	1,382
*,^	Inovio Pharmaceuticals Inc.	203,107	1,365
*,^	ZIOPHARM Oncology Inc.	163,372	1,358
*	Omnicell Inc.	43,423	1,350
	Meridian Bioscience Inc.	64,152	1,316
*,^	Epizyme Inc.	81,926	1,312
*	Arena Pharmaceuticals Inc.	683,540	1,299

*	AngioDynamics Inc.	106,532	1,293
*,^	Advaxis Inc.	128,538	1,293
*	Aegerion
	Pharmaceuticals Inc.	127,541	1,288
*	Insmed Inc.	70,864	1,286
*	Alder
	Biopharmaceuticals Inc.	38,707	1,279
*	Almost Family Inc.	33,207	1,270
*	SciClone
	Pharmaceuticals Inc.	131,708	1,212
	PDL BioPharma Inc.	342,206	1,211
*	ChemoCentryx Inc.	149,490	1,211
*	Surgical Care Affiliates Inc.	30,126	1,199
*	ANI Pharmaceuticals Inc.	26,551	1,198
*	BioSpecifics
	Technologies Corp.	27,502	1,182
*,^	BioTime Inc.	287,499	1,179
*,^	Keryx
	Biopharmaceuticals Inc.	232,270	1,173
*,^	Omeros Corp.	72,872	1,146
*	Acceleron Pharma Inc.	22,940	1,119
*	BioTelemetry Inc.	95,717	1,118
*	Infinity Pharmaceuticals Inc.	141,893	1,114
*	Aimmune Therapeutics Inc.	59,916	1,105
*	BioDelivery Sciences
	International Inc.	226,829	1,087
*	Theravance Biopharma Inc.	66,087	1,083
*	Repligen Corp.	38,188	1,080
	CryoLife Inc.	95,931	1,034
	Invacare Corp.	59,377	1,033
*	Zeltiq Aesthetics Inc.	35,749	1,020
*	Curis Inc.	346,109	1,007
*	Enanta Pharmaceuticals Inc.	30,500	1,007
*	Applied Genetic
	Technologies Corp.	49,161	1,003
*	ArQule Inc.	461,013	1,000
*	Healthways Inc.	77,611	999
*	Luminex Corp.	46,438	993
*	PRA Health Sciences Inc.	21,732	984
*	Sangamo BioSciences Inc.	107,112	978
*	Five Prime Therapeutics Inc.	23,500	975
*	Merrimack
	Pharmaceuticals Inc.	122,578	968
*	AcelRx
	Pharmaceuticals Inc.	249,387	960
*	Ardelyx Inc.	52,259	947
*	Addus HomeCare Corp.	40,608	945
*	Cutera Inc.	73,338	938
*,^	Foundation Medicine Inc.	44,412	935
*	Heron Therapeutics Inc.	34,100	910
*	Mirati Therapeutics Inc.	28,400	897
*	LHC Group Inc.	19,704	892
*	Quidel Corp.	42,007	891
*	Corcept Therapeutics Inc.	175,315	873
*	Merit Medical Systems Inc.	46,845	871

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Eagle Pharmaceuticals Inc.	9,800	869
*	Triple-S Management Corp.
	Class B	36,112	863
*,^	Accelerate Diagnostics Inc.	39,464	848
*	Spectranetics Corp.	55,521	836
*	Concert
	Pharmaceuticals Inc.	43,843	832
*	Durect Corp.	375,159	829
*	Anthera
	Pharmaceuticals Inc.	178,568	829
*	Dermira Inc.	23,936	828
*	Orthofix International NV	20,831	817
*	Cardiovascular Systems Inc.	53,510	809
*	Adeptus Health Inc. Class A	14,540	793
*	Pacific Biosciences of
	California Inc.	58,000	762
*	Endologix Inc.	76,842	761
*	Idera Pharmaceuticals Inc.	245,902	760
*	AVEO Pharmaceuticals Inc.	596,946	752
*	CTI BioPharma Corp.	593,874	730
*	Hanger Inc.	43,703	719
*	Inogen Inc.	17,443	699
*	Catalyst
	Pharmaceuticals Inc.	284,282	697
*,^	Teligent Inc.	78,107	695
*	Spark Therapeutics Inc.	15,018	680
*,^	Ampio Pharmaceuticals Inc.	193,912	679
*,^	MannKind Corp.	459,613	666
*	Chimerix Inc.	74,004	662
*,^	Fortress Biotech Inc.	237,089	661
*	Exactech Inc.	34,989	635
*,^	BioScrip Inc.	361,688	633
*	Coherus Biosciences Inc.	27,535	632
*,^	Galena Biopharma Inc.	424,609	624
*	Aerie Pharmaceuticals Inc.	25,600	623
*	Retrophin Inc.	31,716	612
*	Sagent Pharmaceuticals Inc.	37,556	598
*,^	Organovo Holdings Inc.	238,645	594
*	Antares Pharma Inc.	487,927	590
	US Physical Therapy Inc.	10,958	588
*	XenoPort Inc.	106,508	585
*	Spectrum
	Pharmaceuticals Inc.	92,611	558
*	LDR Holding Corp.	22,100	555
	Digirad Corp.	95,823	555
*	Atara Biotherapeutics Inc.	20,997	555
*	Lion Biotechnologies Inc.	68,925	532
*	Juniper Pharmaceuticals Inc.	51,226	528
*	Raptor Pharmaceutical Corp.	93,141	484
*	OraSure Technologies Inc.	73,080	471
*	NeoGenomics Inc.	59,111	465
*	Immunomedics Inc.	150,892	463
*	Synergy
	Pharmaceuticals Inc.	81,023	459
*	Zogenix Inc.	31,115	459

*	Adamas
	Pharmaceuticals Inc.	15,925	451
*	HealthStream Inc.	20,427	449
*	Cytokinetics Inc.	42,787	448
*	Athersys Inc.	431,868	445
*	Dicerna Pharmaceuticals Inc.	35,621	423
*	Akebia Therapeutics Inc.	32,520	420
*	Vascular Solutions Inc.	12,069	415
*,^	Rockwell Medical Inc.	38,443	394
*	Revance Therapeutics Inc.	11,500	393
	National HealthCare Corp.	6,358	392
*	Enzo Biochem Inc.	83,942	378
*	Supernus
	Pharmaceuticals Inc.	27,672	372
*	Otonomy Inc.	13,331	370
*,^	Endocyte Inc.	91,845	368
	Osiris Therapeutics Inc.	35,327	367
*	Amphastar
	Pharmaceuticals Inc.	24,874	354
*,^	Actinium
	Pharmaceuticals Inc.	106,660	345
*	BIND Therapeutics Inc.	146,943	337
*	Carbylan Therapeutics Inc.	92,248	334
*	SurModics Inc.	15,857	321
*	Progenics
	Pharmaceuticals Inc.	50,891	312
*	CytRx Corp.	117,384	311
*	Orexigen Therapeutics Inc.	175,407	302
*	Five Star Quality Care Inc.	94,576	301
	LeMaitre Vascular Inc.	17,245	297
	Universal American Corp.	42,372	297
*,^	Alimera Sciences Inc.	121,750	295
*	SeaSpine Holdings Corp.	16,795	289
*	Vanda Pharmaceuticals Inc.	30,224	281
*	Alliance HealthCare
	Services Inc.	30,624	281
*,^	OvaScience Inc.	27,700	271
*	Karyopharm
	Therapeutics Inc.	20,202	268
*	Collegium
	Pharmaceutical Inc.	9,311	256
*	OncoMed
	Pharmaceuticals Inc.	10,900	246
*,^	Biolase Inc.	281,018	236
*	Avinger Inc.	10,264	233
*	Aratana Therapeutics Inc.	40,600	227
*	POZEN Inc.	31,094	212
*	Navidea
	Biopharmaceuticals Inc.	158,410	211
*	Avalanche
	Biotechnologies Inc.	21,721	207
*	K2M Group Holdings Inc.	10,300	203
*	RTI Surgical Inc.	50,534	201
*	Xencor Inc.	13,600	199
*	GenMark Diagnostics Inc.	24,632	191

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Apricus Biosciences Inc.	188,587	187
*	TG Therapeutics Inc.	15,500	185
*	Symmetry Surgical Inc.	20,007	184
*	Achaogen Inc.	30,324	174
*	Cara Therapeutics Inc.	9,848	166
*	STAAR Surgical Co.	22,704	162
*	Harvard Bioscience Inc.	45,022	156
*	Alphatec Holdings Inc.	511,402	153
*	Calithera Biosciences Inc.	18,562	142
*	ARCA biopharma Inc.	30,485	142
*	Derma Sciences Inc.	29,473	135
*	Intersect ENT Inc.	5,700	128
*	Regulus Therapeutics Inc.	14,100	123
*	RadNet Inc.	19,852	123
*	Sucampo Pharmaceuticals
	Inc. Class A	7,058	122
*	Paratek Pharmaceuticals Inc.	6,304	120
*	Chiasma Inc.	6,057	119
*	Peregrine
	Pharmaceuticals Inc.	98,096	115
*	Oncothyreon Inc.	51,256	114
*	La Jolla Pharmaceutical Co.	4,200	113
*	Cumberland
	Pharmaceuticals Inc.	21,189	111
*,^	Northwest
	Biotherapeutics Inc.	33,900	108
*	InfuSystems Holdings Inc.	34,480	105
*	XBiotech Inc.	9,598	104
*	Acura Pharmaceuticals Inc.	41,020	104
*,^	iBio Inc.	177,100	99
	Enzon Pharmaceuticals Inc.	141,847	97
*,^	Hansen Medical Inc.	41,502	97
*	Bovie Medical Corp.	45,545	96
*	Heska Corp.	2,424	94
*,^	Celladon Corp.	63,164	93
*	Flexion Therapeutics Inc.	4,800	93
*	Entellus Medical Inc.	5,448	92
*	Pain Therapeutics Inc.	51,137	90
*,^	Catabasis
	Pharmaceuticals Inc.	10,960	87
*	Pernix Therapeutics
	Holdings Inc.	28,805	85
*	Versartis Inc.	6,517	81
*	MEI Pharma Inc.	48,787	78
*	Nobilis Health Corp.	27,531	78
*	Aldeyra Therapeutics Inc.	11,070	75
*	Genesis Healthcare Inc.	21,297	74
*	ConforMIS Inc.	4,256	74
*	Alexza Pharmaceuticals Inc.	104,627	73
*	Tandem Diabetes Care Inc.	6,010	71
	AdCare Health Systems Inc.	26,056	65
*	Flex Pharma Inc.	5,140	64
*	vTv Therapeutics Inc.
	Class A	9,072	62
	Psychemedics Corp.	5,861	59

*	AAC Holdings Inc.	2,900	55
*	Stemline Therapeutics Inc.	8,700	55
*	Glaukos Corp.	2,120	52
*	Wright Medical Group Inc.
	CVR	50,806	52
*	Abeona Therapeutics Inc.	15,250	51
*,^	GTx Inc.	69,694	49
*	CorMedix Inc.	23,800	48
*	Invitae Corp.	5,410	44
*	Seres Therapeutics Inc.	1,211	43
*	Fibrocell Science Inc.	9,200	42
*	Vical Inc.	96,241	39
*	AxoGen Inc.	7,610	38
*	Venaxis Inc.	122,333	37
*	Alliqua BioMedical Inc.	17,100	37
*	ADMA Biologics Inc.	3,976	32
*	REGENXBIO Inc.	1,817	30
*	Cerulean Pharma Inc.	10,400	29
*,^	Oculus Innovative
	Sciences Inc.	23,597	27
*	Adamis
	Pharmaceuticals Corp.	5,000	27
*	Penumbra Inc.	453	24
*,^	Biocept Inc.	16,561	23
*	Agile Therapeutics Inc.	2,300	22
*	Corindus Vascular
	Robotics Inc.	6,927	22
*	ERBA Diagnostics Inc.	15,727	22
*,^	Teladoc Inc.	1,210	22
*	Vericel Corp.	8,106	21
*	Ocata Therapeutics Inc.	2,400	20
*	Caladrius Biosciences Inc.	18,200	20
*	CEL-SCI Corp.	51,277	19
*	Nivalis Therapeutics Inc.	2,432	19
*	MGC Diagnostics Corp.	2,800	18
*	Presbia plc	3,100	16
*	Veracyte Inc.	2,228	16
*	Asterias Biotherapeutics Inc.	4,000	16
*	Neos Therapeutics Inc.	912	13
*	EndoChoice Holdings Inc.	1,463	12
*	Cancer Genetics Inc.	3,500	12
*	Discovery Laboratories Inc.	49,389	11
*	Vital Therapies Inc.	800	9
*	Cytori Therapeutics Inc.	49,137	9
*	Amedica Corp.	75,400	9
*	Argos Therapeutics Inc.	3,850	9
*	Ocular Therapeutix Inc.	910	9
*	CAS Medical Systems Inc.	4,100	7
	Birner Dental Management
	Services Inc.	603	7
	Diversicare Healthcare
	Services Inc.	800	7
*	Threshold
	Pharmaceuticals Inc.	13,478	6
*	Hooper Holmes Inc.	92,235	6

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cidara Therapeutics Inc.	281	5
*	Aethlon Medical Inc.	698	5
*	Neothetics Inc.	3,040	4
	Utah Medical Products Inc.	68	4
*	Sequenom Inc.	1,514	3
*	USMD Holdings Inc.	284	2
	Daxor Corp.	161	1
*	AmpliPhi Biosciences Corp.	288	1
*	Hemispherx Biopharma Inc.	10,732	1
*	ProPhase Labs Inc.	465	1
*	Catalyst Biosciences Inc.	100	—
*	Celsion Corp.	127	—
*	Unilife Corp.	491	—
*	Biodel Inc.	700	—
*	CASI Pharmaceuticals Inc.	200	—
*	Repros Therapeutics Inc.	66	—
*	EnteroMedics Inc.	188	—
*	StemCells Inc.	1	—
			5,475,142
Industrials (12.3%)
	General Electric Co.	16,884,782	525,961
	3M Co.	1,101,655	165,953
	Boeing Co.	1,138,817	164,662
	United Technologies
	Corp.	1,507,794	144,854
	Honeywell
	International Inc.	1,309,956	135,672
	United Parcel Service Inc.
	Class B	1,245,705	119,874
	Union Pacific Corp.	1,528,265	119,510
	Accenture plc Class A	1,117,941	116,825
	Lockheed Martin Corp.	467,364	101,488
	Danaher Corp.	1,042,323	96,811
*	PayPal Holdings Inc.	2,076,868	75,183
	FedEx Corp.	479,955	71,509
	Caterpillar Inc.	1,041,844	70,804
	Raytheon Co.	538,832	67,101
	Automatic Data
	Processing Inc.	784,102	66,429
	General Dynamics Corp.	480,786	66,041
	Northrop Grumman Corp.	326,344	61,617
	Emerson Electric Co.	1,171,438	56,030
	Precision Castparts Corp.	233,916	54,271
	Illinois Tool Works Inc.	552,795	51,233
*	LinkedIn Corp. Class A	206,646	46,512
	CSX Corp.	1,744,936	45,281
	Norfolk Southern Corp.	534,436	45,208
	TE Connectivity Ltd.	691,485	44,677
	Eaton Corp. plc	828,359	43,108
	Waste Management Inc.	800,498	42,723
	Deere & Co.	557,787	42,542
*	Fiserv Inc.	409,132	37,419
	Sherwin-Williams Co.	141,650	36,772
	Roper Technologies Inc.	180,382	34,235
	Paychex Inc.	580,885	30,723

	Fidelity National
	Information Services Inc.	505,174	30,614
	PACCAR Inc.	632,812	29,995
	Amphenol Corp. Class A	551,860	28,824
*	Alliance Data Systems Corp.	103,909	28,738
	Cummins Inc.	317,840	27,973
	Ingersoll-Rand plc	470,364	26,006
	Agilent Technologies Inc.	592,892	24,789
	Rockwell Automation Inc.	237,685	24,389
	Tyco International plc	756,989	24,140
	Parker-Hannifin Corp.	245,366	23,796
	AMETEK Inc.	429,245	23,003
	Vulcan Materials Co.	238,571	22,657
*	FleetCor Technologies Inc.	156,826	22,415
	Rockwell Collins Inc.	235,202	21,709
	WestRock Co.	468,935	21,393
*	Verisk Analytics Inc.
	Class A	272,819	20,974
*	TransDigm Group Inc.	91,335	20,865
	WW Grainger Inc.	101,193	20,501
	Fastenal Co.	492,365	20,098
	Republic Services Inc.
	Class A	434,872	19,130
	Textron Inc.	440,868	18,521
*	Stericycle Inc.	152,051	18,337
	Xerox Corp.	1,722,486	18,310
	Acuity Brands Inc.	78,066	18,252
	Ball Corp.	243,960	17,743
	Masco Corp.	609,539	17,250
	Dover Corp.	277,295	17,001
*	Mettler-Toledo
	International Inc.	49,010	16,621
	Sealed Air Corp.	364,788	16,270
	Martin Marietta
	Materials Inc.	118,340	16,163
	Pentair plc	322,540	15,975
	Towers Watson & Co.
	Class A	124,288	15,966
	CH Robinson
	Worldwide Inc.	256,955	15,936
	Fortune Brands Home &
	Security Inc.	285,746	15,859
	L-3 Communications
	Holdings Inc.	128,466	15,353
	Expeditors International of
	Washington Inc.	334,698	15,095
	Global Payments Inc.	232,413	14,993
	Total System Services Inc.	296,309	14,756
	Kansas City Southern	195,284	14,582
	Cintas Corp.	156,664	14,264
*	Sensata Technologies
	Holding NV	304,472	14,024
*	Vantiv Inc. Class A	279,495	13,254
*	Crown Holdings Inc.	249,480	12,649

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Spirit AeroSystems
	Holdings Inc. Class A	251,572	12,596
	Waste Connections Inc.	219,281	12,350
*	United Rentals Inc.	169,457	12,292
	Fluor Corp.	257,585	12,163
	JB Hunt Transport
	Services Inc.	165,231	12,121
	Valspar Corp.	142,396	11,812
	Xylem Inc.	322,549	11,773
	Wabtec Corp.	164,037	11,666
	ManpowerGroup Inc.	136,457	11,502
*	CoStar Group Inc.	55,313	11,433
	Broadridge Financial
	Solutions Inc.	212,231	11,403
	Allegion plc	171,653	11,315
	Jack Henry &
	Associates Inc.	143,875	11,231
	Packaging Corp. of America	174,890	11,027
	PerkinElmer Inc.	201,519	10,795
	Huntington Ingalls
	Industries Inc.	84,966	10,778
*	HD Supply Holdings Inc.	356,654	10,710
	Robert Half
	International Inc.	227,115	10,706
	IDEX Corp.	137,559	10,538
	Carlisle Cos. Inc.	116,476	10,330
	AO Smith Corp.	134,591	10,311
	Avnet Inc.	238,937	10,236
	Flowserve Corp.	237,001	9,973
	ADT Corp.	302,000	9,960
*	Trimble Navigation Ltd.	456,897	9,800
	Lennox International Inc.	76,615	9,569
*	Hubbell Inc. Class B	94,705	9,569
	Orbital ATK Inc.	105,358	9,413
	Macquarie
	Infrastructure Corp.	128,798	9,351
	Owens Corning	198,473	9,334
*	Jacobs Engineering
	Group Inc.	220,056	9,231
*	Arrow Electronics Inc.	169,024	9,158
*	Keysight Technologies Inc.	303,319	8,593
*	AECOM	271,038	8,139
	AptarGroup Inc.	111,828	8,124
	B/E Aerospace Inc.	188,758	7,998
	Hexcel Corp.	171,337	7,959
*	Berry Plastics Group Inc.	215,260	7,788
	Bemis Co. Inc.	171,929	7,684
	Graphic Packaging
	Holding Co.	587,503	7,538
	Sonoco Products Co.	180,826	7,390
	Graco Inc.	102,542	7,390
	Allison Transmission
	Holdings Inc.	282,182	7,306
	Jabil Circuit Inc.	309,159	7,200
*	Genpact Ltd.	287,248	7,175

	FLIR Systems Inc.	251,242	7,052
	Donaldson Co. Inc.	240,965	6,906
	Toro Co.	93,446	6,828
*	Old Dominion Freight
	Line Inc.	113,779	6,721
	Trinity Industries Inc.	274,467	6,593
	MAXIMUS Inc.	117,140	6,589
*	Euronet Worldwide Inc.	89,866	6,509
*	Zebra Technologies Corp.	93,409	6,506
	MDU Resources Group Inc.	349,897	6,410
	Nordson Corp.	97,287	6,241
	Lincoln Electric
	Holdings Inc.	119,317	6,191
*	WEX Inc.	69,343	6,130
	Booz Allen Hamilton
	Holding Corp. Class A	197,038	6,079
	AGCO Corp.	131,736	5,980
	Heartland Payment
	Systems Inc.	62,663	5,942
	National Instruments Corp.	206,187	5,916
	FEI Co.	73,700	5,881
	ITT Corp.	160,637	5,834
	Air Lease Corp. Class A	172,690	5,782
*	Quanta Services Inc.	274,370	5,556
	RR Donnelley & Sons Co.	374,441	5,512
*	IPG Photonics Corp.	61,551	5,488
*	Genesee & Wyoming Inc.
	Class A	102,021	5,478
	BWX Technologies Inc.	171,481	5,448
	Oshkosh Corp.	139,260	5,437
	Ryder System Inc.	95,604	5,433
	Watsco Inc.	46,044	5,393
*	CoreLogic Inc.	157,869	5,345
*	First Data Corp. Class A	322,986	5,174
	Eagle Materials Inc.	85,244	5,151
	Curtiss-Wright Corp.	74,861	5,128
	EMCOR Group Inc.	106,722	5,127
*	Kirby Corp.	96,901	5,099
	Woodward Inc.	102,437	5,087
*	Teledyne Technologies Inc.	57,160	5,070
*	Owens-Illinois Inc.	288,874	5,032
	Cognex Corp.	146,641	4,952
	World Fuel Services Corp.	127,671	4,910
	MSC Industrial Direct Co.
	Inc. Class A	86,563	4,871
	Deluxe Corp.	88,904	4,849
*,^	XPO Logistics Inc.	175,281	4,776
	Regal Beloit Corp.	80,186	4,692
	EnerSys	82,933	4,638
	HEICO Corp. Class A	94,063	4,628
*	Louisiana-Pacific Corp.	255,601	4,603
	Landstar System Inc.	77,589	4,551
	CLARCOR Inc.	89,423	4,443
*	Esterline
	Technologies Corp.	54,726	4,433

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	KBR Inc.	258,275	4,370
	Littelfuse Inc.	40,228	4,305
	Valmont Industries Inc.	39,506	4,188
*	Universal Display Corp.	75,324	4,101
	Silgan Holdings Inc.	75,701	4,067
	Crane Co.	83,169	3,979
	Convergys Corp.	158,384	3,942
	Timken Co.	134,846	3,855
*	On Assignment Inc.	85,273	3,833
*	USG Corp.	156,897	3,811
*	Advisory Board Co.	75,574	3,749
*	Clean Harbors Inc.	88,200	3,674
*	Generac Holdings Inc.	123,065	3,664
	CEB Inc.	59,510	3,653
*	Colfax Corp.	156,351	3,651
*	Moog Inc. Class A	60,163	3,646
	Belden Inc.	75,827	3,615
*	Cimpress NV	43,511	3,530
	Triumph Group Inc.	88,247	3,508
	Terex Corp.	185,414	3,426
*	Armstrong World
	Industries Inc.	74,344	3,400
	Manitowoc Co. Inc.	220,656	3,387
*	WESCO International Inc.	77,188	3,372
	Matson Inc.	78,361	3,341
	GATX Corp.	77,045	3,278
	AZZ Inc.	57,145	3,176
*	Masonite
	International Corp.	51,833	3,174
	Covanta Holding Corp.	203,187	3,147
	Barnes Group Inc.	88,410	3,129
	Tetra Tech Inc.	119,884	3,119
	Aircastle Ltd.	147,229	3,076
	Korn/Ferry International	92,183	3,059
*	Anixter International Inc.	50,455	3,047
*	Imperva Inc.	48,067	3,043
*,^	Ambarella Inc.	53,840	3,001
*	OSI Systems Inc.	33,685	2,987
*	WageWorks Inc.	65,015	2,950
*	Sanmina Corp.	142,578	2,934
	Vishay
	Intertechnology Inc.	243,253	2,931
	Applied Industrial
	Technologies Inc.	71,969	2,914
*	Coherent Inc.	44,668	2,908
*	KLX Inc.	94,386	2,906
	Granite Construction Inc.	67,578	2,900
*	Greatbatch Inc.	54,861	2,880
	G&K Services Inc. Class A	45,618	2,869
	UniFirst Corp.	27,410	2,856
	Simpson Manufacturing
	Co. Inc.	82,424	2,815
	Mueller Industries Inc.	102,806	2,786
	Apogee Enterprises Inc.	63,875	2,779
*	RBC Bearings Inc.	43,012	2,778

*	Rexnord Corp.	152,635	2,766
*	MasTec Inc.	157,937	2,745
	ABM Industries Inc.	96,346	2,743
	Kennametal Inc.	142,062	2,728
*	Proto Labs Inc.	42,820	2,727
*	American Woodmark Corp.	33,913	2,712
	Mobile Mini Inc.	86,851	2,704
*	AMN Healthcare
	Services Inc.	86,132	2,674
*	FTI Consulting Inc.	76,235	2,642
	Knight Transportation Inc.	108,825	2,637
	Albany International Corp.	72,052	2,634
	Standex International Corp.	31,498	2,619
	Comfort Systems USA Inc.	91,174	2,591
	MSA Safety Inc.	59,576	2,590
*	Itron Inc.	71,248	2,578
	Watts Water Technologies
	Inc. Class A	51,337	2,550
	Exponent Inc.	50,529	2,524
*	Cardtronics Inc.	74,864	2,519
*	Huron Consulting Group Inc.	41,945	2,492
	AAON Inc.	104,439	2,425
*,^	NeuStar Inc. Class A	99,564	2,387
	Essendant Inc.	73,028	2,374
*	TopBuild Corp.	73,500	2,262
	Badger Meter Inc.	37,477	2,196
	Methode Electronics Inc.	68,825	2,191
	Mueller Water
	Products Inc. Class A	253,493	2,180
	ESCO Technologies Inc.	60,319	2,180
*	Atlas Air Worldwide
	Holdings Inc.	52,591	2,174
*	Swift Transportation Co.	157,142	2,172
*	Hub Group Inc. Class A	65,776	2,167
*	Headwaters Inc.	128,260	2,164
*	Knowles Corp.	160,757	2,143
	Universal Forest
	Products Inc.	31,324	2,142
	Insperity Inc.	44,470	2,141
*	ExlService Holdings Inc.	47,482	2,133
*	Plexus Corp.	60,989	2,130
*	Babcock & Wilcox
	Enterprises Inc.	101,093	2,110
	Sturm Ruger & Co. Inc.	35,086	2,091
	Forward Air Corp.	48,547	2,088
	Astec Industries Inc.	51,154	2,082
*	DigitalGlobe Inc.	131,359	2,057
	Franklin Electric Co. Inc.	75,632	2,044
	Brady Corp. Class A	86,056	1,978
*	Aerojet Rocketdyne
	Holdings Inc.	124,780	1,954
	EVERTEC Inc.	115,809	1,939
	AAR Corp.	73,727	1,938
	Heartland Express Inc.	109,977	1,872
*	SPX FLOW Inc.	66,450	1,855

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Federal Signal Corp.	116,407	1,845
	Griffon Corp.	103,036	1,834
	Altra Industrial Motion Corp.	72,971	1,830
	EnPro Industries Inc.	41,595	1,824
	Brink’s Co.	62,888	1,815
	John Bean Technologies
	Corp.	36,202	1,804
	Quanex Building Products
	Corp.	85,754	1,788
	CTS Corp.	100,421	1,771
	Chicago Bridge & Iron
	Co. NV	45,213	1,763
*	TASER International Inc.	101,246	1,751
*	PHH Corp.	107,451	1,741
*	Trex Co. Inc.	45,107	1,716
	Werner Enterprises Inc.	73,332	1,715
	US Ecology Inc.	47,017	1,713
*	Builders FirstSource Inc.	154,562	1,713
	Greif Inc. Class A	55,467	1,709
*	II-VI Inc.	90,420	1,678
	CIRCOR International Inc.	39,598	1,669
^	Outerwall Inc.	44,998	1,644
*	Cross Country
	Healthcare Inc.	99,959	1,638
*	ExamWorks Group Inc.	60,694	1,614
	Alamo Group Inc.	30,802	1,605
*	Astronics Corp.	39,401	1,604
	Heidrick & Struggles
	International Inc.	58,367	1,589
*	Sykes Enterprises Inc.	51,044	1,571
	Greenbrier Cos. Inc.	47,971	1,565
*	CBIZ Inc.	158,316	1,561
	Actuant Corp. Class A	63,741	1,527
	Kaman Corp.	36,764	1,500
*	Smith & Wesson
	Holding Corp.	68,259	1,500
*	DHI Group Inc.	163,340	1,498
*	Monster Worldwide Inc.	260,096	1,490
*	TriMas Corp.	79,355	1,480
	Ennis Inc.	76,648	1,475
*	LifeLock Inc.	102,203	1,467
*	Aegion Corp. Class A	75,694	1,462
	MTS Systems Corp.	22,874	1,450
	Cubic Corp.	30,496	1,441
	Otter Tail Corp.	54,057	1,440
*	Rofin-Sinar
	Technologies Inc.	53,561	1,434
*	Veeco Instruments Inc.	69,764	1,434
	TeleTech Holdings Inc.	50,076	1,398
*	FARO Technologies Inc.	47,100	1,390
*	Boise Cascade Co.	54,031	1,379
	Materion Corp.	49,245	1,379
	General Cable Corp.	100,939	1,356
*	TrueBlue Inc.	52,132	1,343
	Tennant Co.	23,364	1,314

*	Wesco Aircraft
	Holdings Inc.	109,659	1,313
^	American Railcar
	Industries Inc.	27,992	1,295
	Barrett Business
	Services Inc.	29,694	1,293
*	Rogers Corp.	24,848	1,281
	TimkenSteel Corp.	149,656	1,254
	Harsco Corp.	156,970	1,237
*	Air Transport Services
	Group Inc.	122,354	1,233
	Marten Transport Ltd.	69,124	1,224
*	Benchmark Electronics Inc.	58,579	1,211
	ArcBest Corp.	56,287	1,204
*	Tutor Perini Corp.	71,251	1,193
	AVX Corp.	97,640	1,185
*	Meritor Inc.	141,393	1,181
^	Lindsay Corp.	16,299	1,180
*	Fabrinet	48,405	1,153
*	UTi Worldwide Inc.	163,910	1,152
*	US Concrete Inc.	21,820	1,149
	Argan Inc.	34,456	1,116
	Raven Industries Inc.	71,348	1,113
	Myers Industries Inc.	83,524	1,113
*	TriNet Group Inc.	56,563	1,094
	H&E Equipment
	Services Inc.	61,062	1,067
*	Navigant Consulting Inc.	63,647	1,022
*	TransUnion	36,648	1,010
*	Summit Materials Inc.
	Class A	50,140	1,005
	Kadant Inc.	24,738	1,005
	TAL International Group Inc.	62,890	1,000
*	Gibraltar Industries Inc.	39,034	993
	Park-Ohio Holdings Corp.	26,999	993
*	Lydall Inc.	27,960	992
	Primoris Services Corp.	44,917	990
*	M/A-COM Technology
	Solutions Holdings Inc.	24,035	983
	Schnitzer Steel
	Industries Inc.	67,394	968
	ManTech International Corp.
	Class A	31,995	968
	Kforce Inc.	37,720	954
	Daktronics Inc.	108,468	946
	Multi-Color Corp.	15,587	932
*	Franklin Covey Co.	54,884	919
*	PGT Inc.	78,865	898
*	Covenant Transportation
	Group Inc. Class A	47,075	889
	Gorman-Rupp Co.	33,255	889
	Insteel Industries Inc.	42,464	888
*	Inovalon Holdings Inc.
	Class A	52,186	887
*	Engility Holdings Inc.	27,290	886

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American Science &
	Engineering Inc.	21,149	875
	Checkpoint Systems Inc.	137,714	863
*	Navistar International Corp.	97,420	861
*	Bazaarvoice Inc.	196,332	860
	Resources Connection Inc.	52,079	851
	McGrath RentCorp	33,664	848
*	Wabash National Corp.	71,596	847
*	CRA International Inc.	44,811	836
*	Aerovironment Inc.	27,528	811
	Encore Wire Corp.	21,756	807
*	Paylocity Holding Corp.	19,530	792
*	Patrick Industries Inc.	18,060	786
	Advanced Drainage
	Systems Inc.	32,627	784
	Cass Information
	Systems Inc.	14,946	769
*	Era Group Inc.	68,693	766
*	Lionbridge
	Technologies Inc.	153,882	756
*	ARC Document
	Solutions Inc.	167,539	741
	Columbus McKinnon Corp.	39,135	740
	Acacia Research Corp.	170,434	731
*	GP Strategies Corp.	29,017	729
	Sun Hydraulics Corp.	22,809	724
	Celadon Group Inc.	73,056	723
*	Continental Building
	Products Inc.	40,510	707
	Information Services
	Group Inc.	194,242	703
*	Newport Corp.	44,105	700
*	Team Inc.	21,676	693
	NN Inc.	43,416	692
*	Saia Inc.	30,544	680
*	Ducommun Inc.	41,825	678
*	Furmanite Corp.	100,835	672
*	Everi Holdings Inc.	151,155	664
*	Energy Recovery Inc.	91,692	648
*	MYR Group Inc.	30,996	639
*	Landec Corp.	53,668	635
*	ICF International Inc.	17,547	624
	SPX Corp.	66,450	620
	Powell Industries Inc.	23,497	612
*	PowerSecure
	International Inc.	38,435	578
*	PAM Transportation
	Services Inc.	20,094	554
	Miller Industries Inc.	24,364	531
	CECO Environmental Corp.	67,095	515
	Kelly Services Inc. Class A	31,582	510
	Black Box Corp.	52,300	498
*	TTM Technologies Inc.	76,402	497
	Hyster-Yale Materials
	Handling Inc.	9,387	492

*	NCI Building Systems Inc.	39,568	491
*	Thermon Group
	Holdings Inc.	28,950	490
	LSI Industries Inc.	40,082	489
*	RPX Corp.	44,071	485
*	Rentrak Corp.	10,114	481
*	Multi-Fineline Electronix Inc.	23,168	479
*	EnerNOC Inc.	122,864	473
	Landauer Inc.	14,199	467
*	Lawson Products Inc.	19,589	457
*	DXP Enterprises Inc.	20,052	457
	United States Lime &
	Minerals Inc.	8,186	450
*	AEP Industries Inc.	5,711	441
*	Maxwell Technologies Inc.	61,076	436
^	Textainer Group
	Holdings Ltd.	30,785	434
*	Casella Waste Systems Inc.
	Class A	70,808	423
*	Echo Global Logistics Inc.	20,381	416
*	Nortek Inc.	9,519	415
	Viad Corp.	14,537	410
*	Ameresco Inc. Class A	63,389	396
	Dynamic Materials Corp.	56,104	392
*	CUI Global Inc.	55,345	390
*	Ply Gem Holdings Inc.	31,039	389
	ModusLink Global
	Solutions Inc.	153,608	381
*	Kimball Electronics Inc.	34,648	381
	Bel Fuse Inc. Class B	21,864	378
	NVE Corp.	6,690	376
*	Accuride Corp.	223,172	370
	Crawford & Co. Class A	73,052	370
	Eastern Co.	19,602	368
	Park Electrochemical Corp.	24,221	365
*	Electro Scientific
	Industries Inc.	69,591	361
	HEICO Corp.	6,637	361
	NACCO Industries Inc.
	Class A	8,389	354
*	YRC Worldwide Inc.	24,854	352
	Graham Corp.	20,640	347
	Crawford & Co. Class B	65,204	346
*	Great Lakes Dredge &
	Dock Corp.	86,493	343
	Electro Rent Corp.	36,293	334
*	Horizon Global Corp.	31,564	327
	CDI Corp.	46,883	317
*	CAI International Inc.	30,972	312
	Allied Motion
	Technologies Inc.	11,539	302
	Hardinge Inc.	31,532	294
	Mesa Laboratories Inc.	2,907	289
	Houston Wire & Cable Co.	54,511	288

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kratos Defense & Security
	Solutions Inc.	68,262	280
*	InnerWorkings Inc.	37,219	279
	Quad/Graphics Inc.	29,269	272
*	Vishay Precision Group Inc.	22,868	259
*	Press Ganey Holdings Inc.	8,145	257
*	Roadrunner Transportation
	Systems Inc.	27,181	256
*	Kemet Corp.	108,012	256
*	Vicor Corp.	27,927	255
*	GSI Group Inc.	18,624	254
*	ServiceSource
	International Inc.	54,970	253
*	Heritage-Crystal Clean Inc.	23,489	249
*	Astronics Corp. Class B	5,910	240
*	American
	Superconductor Corp.	36,159	230
*	Cenveo Inc.	262,017	228
*,^	ClearSign
	Combustion Corp.	46,906	228
	LB Foster Co. Class A	16,644	227
*	Layne Christensen Co.	42,700	225
*,^	A. M. Castle & Co.	126,703	201
	Hurco Cos. Inc.	7,342	195
*	Ballantyne Strong Inc.	42,291	193
*	CyberOptics Corp.	25,135	192
*	Commercial Vehicle
	Group Inc.	69,313	191
*	Mistras Group Inc.	9,970	190
	Universal Technical
	Institute Inc.	40,610	189
*	Arotech Corp.	92,751	189
*	Installed Building
	Products Inc.	7,600	189
*	Northwest Pipe Co.	16,293	182
*	Control4 Corp.	24,960	181
	Spartan Motors Inc.	54,514	170
*	Sterling Construction
	Co. Inc.	27,200	165
*	Active Power Inc.	122,510	159
*	TRC Cos. Inc.	17,053	158
*	BlueLinx Holdings Inc.	278,526	148
*	Intevac Inc.	30,977	146
*	USA Truck Inc.	8,258	144
*	Hudson Global Inc.	48,253	141
*	Echelon Corp.	24,952	141
*	Orion Marine Group Inc.	33,320	139
*	UFP Technologies Inc.	5,749	137
*	Fuel Tech Inc.	71,059	134
*	Milacron Holdings Corp.	10,582	132
*	Willis Lease Finance Corp.	6,584	132
*	PRGX Global Inc.	32,040	119
	National Research Corp.
	Class B	3,096	111
	FreightCar America Inc.	5,522	107

*	Xerium Technologies Inc.	8,965	106
	Global Brass & Copper
	Holdings Inc.	4,756	101
*	Goldfield Corp.	63,860	99
*	Sparton Corp.	4,933	99
*	Radiant Logistics Inc.	28,000	96
*	LMI Aerospace Inc.	9,475	95
*	Hill International Inc.	24,339	94
	VSE Corp.	1,475	92
*	Innovative Solutions &
	Support Inc.	31,038	86
*	Aspen Aerogels Inc.	13,412	81
*	Eagle Bulk Shipping Inc.	22,911	81
	Douglas Dynamics Inc.	3,473	73
*	Frequency Electronics Inc.	6,878	73
	AMCON Distributing Co.	900	73
*	BMC Stock Holdings Inc.	4,300	72
*	Broadwind Energy Inc.	31,113	65
*	Ultralife Corp.	9,678	63
*	Air T Inc.	2,500	61
*	Lincoln Educational
	Services Corp.	30,118	60
*	Perma-Fix
	Environmental Services	15,311	57
*	StarTek Inc.	15,981	57
*	SL Industries Inc.	1,698	54
*,^	Synthesis Energy
	Systems Inc.	55,859	54
*	Capstone Turbine Corp.	35,895	50
*	Evolent Health Inc. Class A	4,083	49
	Supreme Industries Inc.
	Class A	6,861	47
*,^	Lightbridge Corp.	45,232	46
	Richardson Electronics Ltd.	7,894	45
*	Mattersight Corp.	6,659	44
*	IEC Electronics Corp.	13,361	44
*	Key Technology Inc.	3,973	41
*	Asure Software Inc.	9,030	41
	Twin Disc Inc.	3,509	37
*	Power Solutions
	International Inc.	1,862	34
*	American Electric
	Technologies Inc.	16,080	34
	Joy Global Inc.	2,568	32
	Global Power Equipment
	Group Inc.	9,124	32
*	Orion Energy Systems Inc.	13,216	29
*	AeroCentury Corp.	2,175	28
*,^	MINDBODY Inc. Class A	1,814	27
*	Revolution Lighting
	Technologies Inc.	33,852	27
*,^	MicroVision Inc.	9,295	27
	National Research Corp.
	Class A	1,642	26
*	Turtle Beach Corp.	11,768	24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Onvia Inc.	6,351	24
*	Research Frontiers Inc.	4,224	22
	Omega Flex Inc.	666	22
	Bel Fuse Inc. Class A	1,477	22
*	Patriot Transportation
	Holding Inc.	794	18
*	Cartesian Inc.	7,826	17
*	Hudson Technologies Inc.	5,527	16
*	Gencor Industries Inc.	1,450	16
*	API Technologies Corp.	11,367	16
	Greif Inc. Class B	318	14
*	Rand Logistics Inc.	6,796	11
*	Sharps Compliance Corp.	1,172	10
*	Breeze-Eastern Corp.	401	8
	Art’s-Way Manufacturing
	Co. Inc.	2,553	8
*	Rubicon Technology Inc.	6,096	7
*	Industrial Services of
	America Inc.	5,080	7
*	Document Security
	Systems Inc.	34,217	6
	Universal Truckload
	Services Inc.	360	5
*	American DG Energy Inc.	15,120	5
*,^	Odyssey Marine
	Exploration Inc.	17,197	5
	Ecology and Environment Inc.	450	5
*	Integrated Electrical
	Services Inc.	246	3
*	Wireless Telecom Group Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	2
*	Overseas Shipholding Group
	Inc. Class B	200	1
*	Nuverra Environmental
	Solutions Inc.	300	—
*	CTPartners Executive
	Search Inc.	74,003	—
*	Overseas Shipholding
	Group Inc. Class A	20	—
			4,804,943
Oil & Gas (5.9%)
	Exxon Mobil Corp.	7,447,705	580,549
	Chevron Corp.	3,367,054	302,900
	Schlumberger Ltd.	2,256,281	157,376
	ConocoPhillips	2,209,126	103,144
	Occidental Petroleum
	Corp.	1,366,547	92,392
	Phillips 66	859,201	70,283
	EOG Resources Inc.	983,707	69,637
	Valero Energy Corp.	861,719	60,932
	Halliburton Co.	1,455,072	49,531
	Marathon Petroleum
	Corp.	953,514	49,430
	Kinder Morgan Inc.	3,226,783	48,144

	Anadarko Petroleum
	Corp.	909,537	44,185
	Baker Hughes Inc.	780,178	36,005
	Pioneer Natural
	Resources Co.	267,310	33,515
	Williams Cos. Inc.	1,208,099	31,048
	Apache Corp.	676,741	30,095
	Spectra Energy Corp.	1,202,054	28,777
	Noble Energy Inc.	765,774	25,217
	Tesoro Corp.	218,189	22,991
	National Oilwell Varco Inc.	680,304	22,783
	Hess Corp.	460,711	22,335
*	Cameron International
	Corp.	341,958	21,612
*	Concho Resources Inc.	231,339	21,482
	Devon Energy Corp.	619,767	19,833
	Marathon Oil Corp.	1,213,320	15,276
	Cimarex Energy Co.	169,256	15,128
	EQT Corp.	272,901	14,226
	Columbia Pipeline
	Group Inc.	696,160	13,923
*	Cheniere Energy Inc.	358,992	13,372
	HollyFrontier Corp.	333,670	13,310
	Cabot Oil & Gas Corp.	740,463	13,099
*	FMC Technologies Inc.	407,868	11,832
*	Weatherford
	International plc	1,396,111	11,713
*,^	Antero Resources Corp.	470,901	10,266
	Helmerich & Payne Inc.	183,215	9,811
*	Newfield Exploration Co.	292,907	9,537
	OGE Energy Corp.	357,331	9,394
*	First Solar Inc.	135,717	8,956
	Core Laboratories NV	78,834	8,572
	Transocean Ltd.	646,180	8,000
*	Diamondback Energy Inc.	119,461	7,992
	Oceaneering
	International Inc.	175,092	6,569
	Ensco plc Class A	422,141	6,497
	PBF Energy Inc. Class A	175,105	6,446
	Energen Corp.	141,045	5,781
^	Chesapeake Energy Corp.	1,072,000	4,824
*	Gulfport Energy Corp.	193,661	4,758
	Range Resources Corp.	185,948	4,576
	Western Refining Inc.	127,523	4,542
	Murphy Oil Corp.	191,685	4,303
	QEP Resources Inc.	317,148	4,250
*	Dril-Quip Inc.	69,274	4,103
*	PDC Energy Inc.	72,144	3,851
*	Continental Resources Inc.	167,110	3,840
	Patterson-UTI Energy Inc.	251,365	3,791
	Rowan Cos. plc Class A	223,554	3,789
	Superior Energy
	Services Inc.	269,719	3,633
*	RSP Permian Inc.	140,210	3,420
*	Parsley Energy Inc. Class A	181,632	3,351

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	SunPower Corp. Class A	100,957	3,030
*	Memorial Resource
	Development Corp.	184,132	2,974
*	Carrizo Oil & Gas Inc.	99,194	2,934
*	NOW Inc.	183,035	2,896
*	WPX Energy Inc.	489,080	2,807
*	Oil States International Inc.	96,570	2,632
	Targa Resources Corp.	96,370	2,608
*	Oasis Petroleum Inc.	352,072	2,595
*	Matador Resources Co.	129,356	2,557
	Delek US Holdings Inc.	102,062	2,511
	Nabors Industries Ltd.	281,735	2,398
	SM Energy Co.	121,597	2,391
*	Southwestern Energy Co.	333,449	2,371
*	MRC Global Inc.	183,318	2,365
	SemGroup Corp. Class A	81,113	2,341
	Green Plains Inc.	100,047	2,291
	California Resources Corp.	931,046	2,169
^	Noble Corp. plc	203,925	2,151
	CVR Energy Inc.	50,973	2,006
*	SEACOR Holdings Inc.	38,008	1,998
*	Rice Energy Inc.	180,855	1,971
	Bristow Group Inc.	75,025	1,943
*	Callon Petroleum Co.	208,604	1,740
*,^	Laredo Petroleum Inc.	215,570	1,722
	Alon USA Energy Inc.	110,236	1,636
	Diamond Offshore
	Drilling Inc.	75,000	1,582
*	McDermott
	International Inc.	453,888	1,521
*,^	Flotek Industries Inc.	132,766	1,519
	Pattern Energy Group Inc.
	Class A	71,774	1,501
*	Forum Energy
	Technologies Inc.	116,484	1,451
*	Matrix Service Co.	68,370	1,404
*	REX American
	Resources Corp.	24,932	1,348
*	Newpark Resources Inc.	243,687	1,287
*	Exterran Corp.	76,501	1,228
*	Bonanza Creek Energy Inc.	228,921	1,206
^	Atwood Oceanics Inc.	116,682	1,194
*	Archrock Inc.	158,603	1,193
	RPC Inc.	98,843	1,181
*	Bill Barrett Corp.	300,434	1,181
*	Par Pacific Holdings Inc.	50,112	1,180
*	Clayton Williams
	Energy Inc.	38,883	1,150
*	TETRA Technologies Inc.	140,562	1,057
*	Chart Industries Inc.	55,989	1,006
*	Renewable Energy
	Group Inc.	107,526	999
*	ION Geophysical Corp.	1,947,145	980
*	Cobalt International
	Energy Inc.	174,213	941

*	Ultra Petroleum Corp.	355,463	889
	Dawson Geophysical Co.	254,545	881
*	Natural Gas Services
	Group Inc.	39,059	871
*,^	Basic Energy Services Inc.	318,405	853
*	Synergy Resources Corp.	99,268	846
*	Whiting Petroleum Corp.	86,801	819
*	Hornbeck Offshore
	Services Inc.	75,367	749
	Denbury Resources Inc.	366,300	740
*	Abraxas Petroleum Corp.	693,215	735
*	Northern Oil and Gas Inc.	188,077	726
	Gulf Island Fabrication Inc.	66,844	699
*	Green Brick Partners Inc.	96,984	698
	Adams Resources &
	Energy Inc.	16,223	623
*,^	Amyris Inc.	311,257	504
*	Independence Contract
	Drilling Inc.	98,339	497
	Tesco Corp.	65,832	477
*	Parker Drilling Co.	246,302	448
*	VAALCO Energy Inc.	276,856	443
*	Unit Corp.	35,800	437
*,^	Solazyme Inc.	173,475	430
*,^	Plug Power Inc.	195,937	413
*	EXCO Resources Inc.	325,931	404
*	Pacific Ethanol Inc.	69,913	334
*	Enphase Energy Inc.	90,916	319
*	Gastar Exploration Inc.	226,590	297
*	PHI Inc. (non-voting shares)	16,385	269
*	Jones Energy Inc. Class A	69,223	267
*	Trecora Resources	20,083	249
*	Contango Oil & Gas Co.	38,407	246
	Panhandle Oil and Gas Inc.
	Class A	14,610	236
*,^	FuelCell Energy Inc.	47,468	235
*	Eclipse Resources Corp.	126,000	229
	Evolution Petroleum Corp.	43,091	207
*	Approach Resources Inc.	105,451	194
*	EP Energy Corp. Class A	44,100	193
*	Mitcham Industries Inc.	41,316	124
*	Helix Energy Solutions
	Group Inc.	20,700	109
*	Ring Energy Inc.	13,495	95
*	PetroQuest Energy Inc.	174,922	87
	CARBO Ceramics Inc.	4,800	83
*	Harvest Natural
	Resources Inc.	106,081	45
*	FX Energy Inc.	26,730	31
*	Geospace
	Technologies Corp.	1,988	28
*,^	MagneGas Corp.	17,025	27
*	Resolute Energy Corp.	15,241	13
*	Zion Oil & Gas Inc.	6,828	13
*	Halcon Resources Corp.	4,573	6

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Forbes Energy Services Ltd.	18,384	5
*	US Energy Corp. Wyoming	27,549	4
*	PHI Inc. voting shares	229	4
*	Yuma Energy Inc.	12,744	2
*	Goodrich Petroleum Corp.	6,947	2
*	GreenHunter Resources Inc.	16,948	2
*	Dakota Plains Holdings Inc.	6,076	2
*	Penn Virginia Corp.	4,655	1
*	Comstock Resources Inc.	725	1
*	Aemetis Inc.	200	1
*	PrimeEnergy Corp.	10	1
*	Willbros Group Inc.	190	1
*	Triangle Petroleum Corp.	600	—
*	Midstates Petroleum Co. Inc.	200	—
*	Torchlight Energy
	Resources Inc.	344	—
*	Warren Resources Inc.	400	—
*	SAExploration Holdings Inc.	1	—
			2,324,217
Other (0.0%)[2]
*	Leap Wireless
	International Inc CVR	134,187	338
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics
	International Ltd. CVR
	Exp. 12/31/2016	288,407	32
*	Ambit Biosciences Corp.
	CVR Rights	29,736	18
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	2
*	Durata Therapeutics Inc
	CVR Expire 12/31/2018	800	1
*	Clinical Data Contingent
	Value Rights	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*,^	Biosante Pharmaceutical
	Inc CVR	156,953	—
*	Hooper Holmes Inc. Rights
	Expire 1/18/2016	139,518	—
*	Magnum Hunter Resources
	Corp. Warrants
	Expire 4/15/2016	23,285	—
*	Allen Organ Co. Escrow
	Shares	283	—
			457
Technology (16.1%)
	Apple Inc.	9,475,757	997,418
	Microsoft Corp.	13,576,183	753,207
*	Alphabet Inc. Class A	521,204	405,502
*	Facebook Inc. Class A	3,858,887	403,871
*	Alphabet Inc.	525,402	398,717
	Intel Corp.	8,442,467	290,843
	Cisco Systems Inc.	9,081,359	246,604

	International Business
	Machines Corp.	1,562,084	214,974
	Oracle Corp.	5,722,364	209,038
	QUALCOMM Inc.	2,689,311	134,425
	Texas Instruments Inc.	1,815,139	99,488
	EMC Corp.	3,470,745	89,129
*	salesforce.com inc	1,128,743	88,493
*	Adobe Systems Inc.	848,027	79,664
	Avago Technologies Ltd.
	Class A	469,258	68,113
*	Cognizant Technology
	Solutions Corp. Class A	1,088,236	65,316
	Broadcom Corp. Class A	1,003,960	58,049
*	Yahoo! Inc.	1,521,026	50,589
	Hewlett Packard
	Enterprise Co.	3,230,347	49,101
	Intuit Inc.	448,750	43,304
	Applied Materials Inc.	2,148,938	40,121
	Corning Inc.	2,117,397	38,706
	HP Inc.	3,230,643	38,251
*	Cerner Corp.	550,845	33,144
	Analog Devices Inc.	558,644	30,904
	NVIDIA Corp.	914,914	30,156
	SanDisk Corp.	362,318	27,533
*	Micron Technology Inc.	1,943,853	27,525
*	Red Hat Inc.	327,331	27,106
	Skyworks Solutions Inc.	342,034	26,278
*	Palo Alto Networks Inc.	146,019	25,720
	Symantec Corp.	1,212,751	25,468
*	Autodesk Inc.	404,685	24,657
	Western Digital Corp.	394,192	23,671
*	ServiceNow Inc.	270,514	23,416
	Lam Research Corp.	283,430	22,510
	Xilinx Inc.	459,757	21,595
*	Twitter Inc.	917,231	21,225
*	Citrix Systems Inc.	261,446	19,778
	Seagate Technology plc	535,339	19,626
	Motorola Solutions Inc.	284,324	19,462
	KLA-Tencor Corp.	279,190	19,362
	Harris Corp.	222,640	19,347
	Maxim Integrated
	Products Inc.	509,035	19,343
	Linear Technology Corp.	428,317	18,191
	Juniper Networks Inc.	655,794	18,100
	CA Inc.	589,354	16,832
	Microchip Technology Inc.	354,803	16,513
*	Akamai Technologies Inc.	302,818	15,937
*	Workday Inc. Class A	198,648	15,828
*	VeriSign Inc.	171,437	14,977
*	ANSYS Inc.	160,143	14,813
	NetApp Inc.	531,780	14,108
	CDK Global Inc.	285,436	13,550
*	Splunk Inc.	229,847	13,517
*	Qorvo Inc.	252,868	12,871
*	Gartner Inc.	140,826	12,773
*	Synopsys Inc.	279,054	12,728

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	F5 Networks Inc.	127,060	12,320
	CDW Corp.	270,994	11,393
*	athenahealth Inc.	69,531	11,192
*	Cadence Design
	Systems Inc.	532,325	11,078
	SS&C Technologies
	Holdings Inc.	147,966	10,102
*	Tyler Technologies Inc.	57,090	9,952
*	Ultimate Software
	Group Inc.	48,766	9,534
*	Tableau Software Inc.
	Class A	94,060	8,862
*	Nuance
	Communications Inc.	443,544	8,822
*	Manhattan Associates Inc.	130,795	8,655
	IAC/InterActiveCorp	138,334	8,307
*	Fortinet Inc.	262,485	8,182
	Ingram Micro Inc.	268,013	8,142
	Computer Sciences Corp.	248,329	8,115
*	VMware Inc. Class A	140,964	7,974
	Teradyne Inc.	374,720	7,745
*	Guidewire Software Inc.	127,092	7,646
	Garmin Ltd.	204,871	7,615
	Pitney Bowes Inc.	358,850	7,410
	CSRA Inc.	244,213	7,326
	Leidos Holdings Inc.	129,141	7,265
*	ON Semiconductor Corp.	739,904	7,251
*	ARRIS Group Inc.	236,468	7,229
*	PTC Inc.	205,159	7,105
*	NCR Corp.	289,375	7,078
*	Integrated Device
	Technology Inc.	262,762	6,924
	Brocade Communications
	Systems Inc.	742,652	6,818
*	SolarWinds Inc.	115,410	6,798
	j2 Global Inc.	82,480	6,790
	DST Systems Inc.	58,961	6,725
*	Teradata Corp.	250,935	6,630
	Solera Holdings Inc.	120,613	6,613
	Marvell Technology
	Group Ltd.	742,017	6,545
*	Cavium Inc.	95,258	6,259
	Atmel Corp.	714,774	6,154
*	NetSuite Inc.	71,149	6,021
*	IMS Health Holdings Inc.	235,681	6,003
*	EPAM Systems Inc.	76,136	5,986
*	CommScope Holding
	Co. Inc.	222,006	5,748
*	Aspen Technology Inc.	149,294	5,637
*	Microsemi Corp.	172,364	5,617
	Cypress Semiconductor
	Corp.	568,611	5,578
	Blackbaud Inc.	84,166	5,543
*	VeriFone Systems Inc.	195,725	5,484
*	Rackspace Hosting Inc.	214,448	5,430
*	Qlik Technologies Inc.	166,797	5,281

	Fair Isaac Corp.	55,650	5,241
*	Synaptics Inc.	65,108	5,231
*	Allscripts Healthcare
	Solutions Inc.	339,322	5,219
*	NetScout Systems Inc.	169,638	5,208
*,^	Arista Networks Inc.	66,749	5,196
*	Ciena Corp.	241,456	4,996
*	Cree Inc.	184,856	4,930
	SYNNEX Corp.	53,187	4,783
*	ViaSat Inc.	78,204	4,771
*	Medidata Solutions Inc.	94,481	4,657
*	ACI Worldwide Inc.	212,446	4,546
*	Infinera Corp.	250,587	4,541
*	Verint Systems Inc.	111,449	4,520
*	Proofpoint Inc.	68,848	4,476
*	Fairchild Semiconductor
	International Inc. Class A	204,591	4,237
*	PMC-Sierra Inc.	357,049	4,149
*	Tech Data Corp.	62,010	4,116
	Monolithic Power
	Systems Inc.	63,777	4,063
*	Dycom Industries Inc.	57,846	4,047
*	CACI International Inc.
	Class A	43,517	4,038
*	Electronics For Imaging Inc.	85,483	3,995
	Mentor Graphics Corp.	210,574	3,879
	Lexmark International Inc.
	Class A	111,132	3,606
*	Veeva Systems Inc.
	Class A	122,842	3,544
*	Fleetmatics Group plc	69,187	3,514
	MKS Instruments Inc.	95,759	3,447
*	Silicon Laboratories Inc.	70,965	3,445
*	Cirrus Logic Inc.	114,182	3,372
*	Zendesk Inc.	127,039	3,359
*	Entegris Inc.	252,089	3,345
*	Demandware Inc.	60,818	3,282
*	Advanced Micro
	Devices Inc.	1,130,961	3,246
	Science Applications
	International Corp.	70,351	3,221
	Diebold Inc.	105,238	3,167
*	MedAssets Inc.	102,039	3,157
*	EchoStar Corp. Class A	80,445	3,146
	InterDigital Inc.	63,764	3,127
*	OmniVision
	Technologies Inc.	107,021	3,106
*	Ellie Mae Inc.	50,915	3,067
	Cogent Communications
	Holdings Inc.	88,259	3,062
*	Cornerstone
	OnDemand Inc.	88,203	3,046
	Intersil Corp. Class A	238,053	3,038
*	Syntel Inc.	66,716	3,019
*	Rovi Corp.	180,143	3,001
*	Cray Inc.	92,477	3,001

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	MicroStrategy Inc. Class A	16,713	2,996
*	Polycom Inc.	237,039	2,984
	Plantronics Inc.	62,615	2,969
*	NETGEAR Inc.	70,775	2,966
*	HubSpot Inc.	51,556	2,903
*	CommVault Systems Inc.	73,316	2,885
*	LogMeIn Inc.	42,739	2,868
*	Progress Software Corp.	117,056	2,809
*	Bottomline Technologies
	de Inc.	94,247	2,802
	Tessera Technologies Inc.	93,021	2,792
	CSG Systems
	International Inc.	77,085	2,774
*	Finisar Corp.	188,237	2,737
*	Advanced Energy
	Industries Inc.	95,775	2,704
	NIC Inc.	135,518	2,667
*	BroadSoft Inc.	73,152	2,587
	Power Integrations Inc.	53,102	2,582
*	Paycom Software Inc.	68,264	2,569
*	Viavi Solutions Inc.	421,063	2,564
*	Callidus Software Inc.	138,074	2,564
*	Rambus Inc.	209,390	2,427
*	Semtech Corp.	127,980	2,421
*	Insight Enterprises Inc.	95,959	2,410
*	Infoblox Inc.	128,371	2,361
*	Cabot Microelectronics Corp.	52,961	2,319
	Ebix Inc.	68,697	2,253
*	SPS Commerce Inc.	30,874	2,168
*	Diodes Inc.	90,112	2,071
*	QLogic Corp.	168,893	2,060
*	Premier Inc. Class A	56,392	1,989
	Pegasystems Inc.	70,446	1,937
*	CalAmp Corp.	96,411	1,921
*	Lumentum Holdings Inc.	84,212	1,854
*	Gigamon Inc.	69,185	1,838
*	Lattice Semiconductor
	Corp.	283,991	1,837
	ADTRAN Inc.	104,048	1,792
*	Envestnet Inc.	59,706	1,782
*	Web.com Group Inc.	88,934	1,780
*,^	Ubiquiti Networks Inc.	55,294	1,752
*,^	3D Systems Corp.	201,222	1,749
*	Xura Inc.	71,052	1,746
	Computer Programs &
	Systems Inc.	34,923	1,737
*	Synchronoss
	Technologies Inc.	48,754	1,718
*	Amkor Technology Inc.	278,064	1,691
	Brooks Automation Inc.	154,367	1,649
*	FormFactor Inc.	180,632	1,626
*,^	Gogo Inc.	90,863	1,617
*	PROS Holdings Inc.	70,039	1,614
*	CEVA Inc.	68,431	1,599
*	Applied Micro Circuits Corp.	249,378	1,589

*	Interactive Intelligence
	Group Inc.	49,278	1,548
*	ScanSource Inc.	47,541	1,532
	Inteliquent Inc.	84,531	1,502
	West Corp.	66,296	1,430
	Hackett Group Inc.	88,487	1,422
*	InvenSense Inc.	136,884	1,400
*	Virtusa Corp.	33,803	1,397
	Epiq Systems Inc.	105,536	1,379
*	RealPage Inc.	61,051	1,371
*	Ixia	106,069	1,318
*	RingCentral Inc. Class A	54,323	1,281
	American Software Inc.
	Class A	121,347	1,235
*	Blucora Inc.	125,159	1,227
*	Intralinks Holdings Inc.	131,630	1,194
	Quality Systems Inc.	73,463	1,184
	Monotype Imaging
	Holdings Inc.	49,812	1,178
*	Marketo Inc.	40,945	1,176
*	Super Micro Computer Inc.	47,893	1,174
*	Axcelis Technologies Inc.	438,959	1,137
*	Actua Corp.	97,793	1,120
*	Boingo Wireless Inc.	168,030	1,112
*	GoDaddy Inc. Class A	33,864	1,086
*	Qualys Inc.	31,989	1,059
*	Cvent Inc.	29,935	1,045
*	Internap Corp.	157,326	1,007
*	Endurance International
	Group Holdings Inc.	90,675	991
*	Inphi Corp.	36,646	990
*	Ruckus Wireless Inc.	91,977	985
*	Alliance Fiber Optic
	Products Inc.	63,554	963
*	Ciber Inc.	268,615	943
*	Carbonite Inc.	94,884	930
	Cohu Inc.	76,738	926
*	Harmonic Inc.	214,815	874
*	Digi International Inc.	75,909	864
*	RigNet Inc.	40,600	840
*	Loral Space &
	Communications Inc.	20,518	835
*	Calix Inc.	103,980	818
	Forrester Research Inc.	27,092	772
	Comtech
	Telecommunications Corp.	38,207	768
	IXYS Corp.	60,446	763
	Concurrent Computer Corp.	153,819	761
*	MaxLinear Inc.	51,079	752
*	2U Inc.	26,839	751
*	Mercury Systems Inc.	40,523	744
*,^	Shutterstock Inc.	22,787	737
*	Perficient Inc.	42,833	733
*	Unisys Corp.	65,214	721
*	Photronics Inc.	57,614	717

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Benefitfocus Inc.	19,346	704
*	AXT Inc.	282,829	701
*	Extreme Networks Inc.	171,913	701
*	Immersion Corp.	57,685	673
*	Agilysys Inc.	67,182	671
*	Brightcove Inc.	107,619	667
*	FireEye Inc.	31,917	662
*	EMCORE Corp.	107,928	662
*	New Relic Inc.	17,311	631
*	Ultratech Inc.	30,501	605
*	ChannelAdvisor Corp.	43,142	598
*,^	VASCO Data Security
	International Inc.	35,563	595
*	LivePerson Inc.	84,947	573
*	Guidance Software Inc.	90,745	546
*	Alpha & Omega
	Semiconductor Ltd.	59,224	544
*	VOXX International Corp.
	Class A	102,600	540
*	Exar Corp.	86,740	532
*	Nimble Storage Inc.	56,485	520
*	Xcerra Corp.	75,822	459
*	Amtech Systems Inc.	72,023	451
*	DSP Group Inc.	47,478	448
*	Tangoe Inc.	52,208	438
*	MeetMe Inc.	122,147	437
*	ePlus Inc.	4,549	424
*	Limelight Networks Inc.	288,017	420
*	Digimarc Corp.	11,421	417
*	Vectrus Inc.	19,009	397
*	iPass Inc.	390,816	391
*	Edgewater Technology Inc.	46,566	373
*	Textura Corp.	16,800	363
*	Jive Software Inc.	88,234	360
*	Q2 Holdings Inc.	13,353	352
	Computer Task Group Inc.	51,182	339
*	Icad Inc.	64,632	334
*	KVH Industries Inc.	35,175	331
*	ShoreTel Inc.	37,347	331
*	Cascade Microtech Inc.	19,393	315
*	FalconStor Software Inc.	164,416	309
*	Rightside Group Ltd.	36,922	306
*	A10 Networks Inc.	45,769	300
	PC Connection Inc.	12,726	288
*	Kopin Corp.	105,030	286
*	Aware Inc.	87,593	286
*	SciQuest Inc.	21,225	275
*	Unwired Planet Inc.	313,393	270
*	Barracuda Networks Inc.	14,264	266
*	Nanometrics Inc.	17,193	260
*	SunEdison
	Semiconductor Ltd.	33,100	259
*	Aviat Networks Inc.	327,967	252
*	Datalink Corp.	35,769	243
*	Quantum Corp.	259,882	242

*	Zix Corp.	46,953	239
*	LRAD Corp.	118,475	236
*	eGain Corp.	49,676	213
*	Sigma Designs Inc.	32,557	206
*	Mitek Systems Inc.	49,988	205
*	Box Inc.	14,520	203
*	BSQUARE Corp.	32,490	198
*	Hortonworks Inc.	8,899	195
*	United Online Inc.	16,190	191
*	Rudolph Technologies Inc.	13,328	190
*	ANADIGICS Inc.	291,252	186
*,^	SunEdison Inc.	35,564	181
	QAD Inc. Class A	8,758	180
*	Covisint Corp.	71,869	180
*	PDF Solutions Inc.	15,248	165
*	Castlight Health Inc. Class B	38,089	163
	Simulations Plus Inc.	16,404	163
*	Mattson Technology Inc.	45,776	162
*	Systemax Inc.	17,314	149
*	Telenav Inc.	25,963	148
*	KEYW Holding Corp.	23,960	144
*	Match Group Inc.	10,588	143
*,^	Park City Group Inc.	11,753	140
*	TeleCommunication
	Systems Inc. Class A	27,799	138
*	Rosetta Stone Inc.	20,321	136
*	Imation Corp.	98,843	135
*	Datawatch Corp.	21,298	127
*	Clearfield Inc.	9,367	126
*	Hutchinson Technology Inc.	34,932	125
*	Seachange International Inc.	18,579	125
*	Vocera Communications Inc.	10,161	124
*	Amber Road Inc.	23,960	122
*	OPOWER Inc.	11,200	118
	Preformed Line Products Co.	2,778	117
	PC-Tel Inc.	25,151	114
	Evolving Systems Inc.	20,622	113
*	Pendrell Corp.	215,736	108
	NCI Inc. Class A	7,496	102
*	Lantronix Inc.	89,562	101
*	Alarm.com Holdings Inc.	6,050	101
*	Pure Storage Inc. Class A	6,400	100
*	GSI Technology Inc.	26,114	97
*	Exa Corp.	7,578	88
*	Aerohive Networks Inc.	17,209	88
*,^	CVD Equipment Corp.	8,553	86
*	Support.com Inc.	80,043	81
*	Varonis Systems Inc.	4,133	78
*	NetSol Technologies Inc.	9,891	77
	ClearOne Inc.	5,669	73
*	GigOptix Inc.	21,882	67
*,^	VirnetX Holding Corp.	25,600	66
*	Imprivata Inc.	5,533	63
*	Intermolecular Inc.	25,996	60
*	MobileIron Inc.	15,800	57

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	RELM Wireless Corp.	13,400	53
*	PAR Technology Corp.	7,772	52
*	Inuvo Inc.	17,600	48
*	Crossroads Systems Inc.	44,350	47
*	Mastech Holdings Inc.	5,931	43
*	Synacor Inc.	23,769	42
	CSP Inc.	5,391	37
*	Pixelworks Inc.	15,645	37
*	QuickLogic Corp.	32,504	37
*	GSE Systems Inc.	14,462	35
*	ID Systems Inc.	6,809	31
*	Appfolio Inc.	2,120	31
*	ADDvantage Technologies
	Group Inc.	14,730	26
*	Westell Technologies Inc.
	Class A	18,333	23
*	Violin Memory Inc.	25,189	23
*	MoSys Inc.	19,562	21
*	Numerex Corp. Class A	3,305	21
*	Identiv Inc.	10,335	21
*	Rapid7 Inc.	1,210	18
*	Oclaro Inc.	4,416	15
	TransAct Technologies Inc.	1,540	13
*	Zhone Technologies Inc.	13,100	13
*	Innodata Inc.	4,585	13
*	Ultra Clean Holdings Inc.	2,430	12
	QAD Inc. Class B	573	11
*	Smith Micro Software Inc.	14,080	10
	Communications
	Systems Inc.	1,077	8
*	Square Inc.	605	8
*	Key Tronic Corp.	850	6
*	inTEST Corp.	900	4
*	ParkerVision Inc.	10,838	3
*	Rocket Fuel Inc.	228	1
*	Code Rebel Corp.	100	—
*	Netlist Inc.	100	—
			6,292,652
Telecommunications (2.2%)
	AT&T Inc.	11,006,240	378,725
	Verizon
	Communications Inc.	7,279,413	336,454
*	Level 3
	Communications Inc.	510,263	27,738
	CenturyLink Inc.	997,952	25,108
*	SBA Communications
	Corp. Class A	226,312	23,779
*	T-Mobile US Inc.	511,533	20,011
	Frontier
	Communications Corp.	2,094,126	9,780
	Telephone & Data
	Systems Inc.	164,235	4,252
*,^	Sprint Corp.	1,065,498	3,857
*	Zayo Group Holdings Inc.	109,703	2,917
*	8x8 Inc.	203,787	2,333

	Atlantic Tele-Network Inc.	28,437	2,225
*	Cincinnati Bell Inc.	596,630	2,148
	Shenandoah
	Telecommunications Co.	47,960	2,065
	EarthLink Holdings Corp.	274,900	2,043
	Consolidated
	Communications
	Holdings Inc.	82,713	1,733
*	General Communication
	Inc. Class A	82,041	1,623
	Spok Holdings Inc.	80,917	1,482
*	United States Cellular Corp.	34,938	1,426
*	Vonage Holdings Corp.	244,543	1,404
^	Windstream Holdings Inc.	191,760	1,235
*	Globalstar Inc.	733,881	1,057
*	NTELOS Holdings Corp.	112,912	1,032
*	Iridium
	Communications Inc.	83,947	706
*	Alaska Communications
	Systems Group Inc.	389,302	681
*	FairPoint
	Communications Inc.	35,708	574
	IDT Corp. Class B	42,249	493
*	inContact Inc.	40,779	389
*,^	Straight Path
	Communications Inc.
	Class B	21,734	373
*	Lumos Networks Corp.	28,613	320
*	GTT Communications Inc.	14,507	247
*	ORBCOMM Inc.	22,897	166
*	Hawaiian Telcom
	Holdco Inc.	6,486	161
*	pdvWireless Inc.	5,800	159
*	Elephant Talk
	Communications Corp.	214,438	58
*	HC2 Holdings Inc.	7,800	41
*	Towerstream Corp.	35,314	13
			858,808
Utilities (3.0%)
	Duke Energy Corp.	1,231,733	87,933
	NextEra Energy Inc.	823,921	85,597
	Southern Co.	1,626,503	76,104
	Dominion Resources Inc.	1,065,322	72,058
	American Electric
	Power Co. Inc.	878,415	51,185
	PG&E Corp.	877,444	46,671
	Exelon Corp.	1,645,822	45,705
	PPL Corp.	1,199,156	40,927
	Sempra Energy	422,139	39,685
	Public Service Enterprise
	Group Inc.	905,776	35,045
	Edison International	582,927	34,515
	Consolidated Edison Inc.	524,920	33,737
	Xcel Energy Inc.	908,514	32,625
	Eversource Energy	567,454	28,980

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	WEC Energy Group Inc.	564,770	28,978
	DTE Energy Co.	321,124	25,751
	FirstEnergy Corp.	756,866	24,015
	Entergy Corp.	319,421	21,836
	American Water Works
	Co. Inc.	321,451	19,207
	Ameren Corp.	434,143	18,768
	CMS Energy Corp.	497,694	17,957
	SCANA Corp.	230,159	13,922
	AGL Resources Inc.	215,227	13,734
	CenterPoint Energy Inc.	732,340	13,446
	Pinnacle West
	Capital Corp.	198,352	12,790
	Alliant Energy Corp.	202,917	12,672
	Pepco Holdings Inc.	453,765	11,802
	AES Corp.	1,213,750	11,616
	Atmos Energy Corp.	181,886	11,466
	TECO Energy Inc.	420,847	11,216
	NiSource Inc.	570,364	11,128
	ITC Holdings Corp.	277,540	10,893
	Westar Energy Inc.
	Class A	252,918	10,726
	UGI Corp.	309,120	10,436
	Aqua America Inc.	315,681	9,407
*	Calpine Corp.	640,106	9,262
	ONEOK Inc.	374,552	9,236
	Piedmont Natural Gas
	Co. Inc.	141,856	8,089
	Great Plains Energy Inc.	276,537	7,552
	Vectren Corp.	148,291	6,291
	National Fuel Gas Co.	144,166	6,163
	IDACORP Inc.	90,356	6,144
	Questar Corp.	313,671	6,110
	Portland General
	Electric Co.	159,344	5,795
	Cleco Corp.	108,500	5,665
	WGL Holdings Inc.	89,257	5,622
	Hawaiian Electric
	Industries Inc.	192,501	5,573
	New Jersey Resources
	Corp.	153,493	5,059
	ONE Gas Inc.	93,652	4,699
	NorthWestern Corp.	86,407	4,688
	ALLETE Inc.	87,747	4,460
	Southwest Gas Corp.	80,807	4,457
	Laclede Group Inc.	73,866	4,388
	PNM Resources Inc.	142,552	4,358
*	Avangrid Inc.	111,010	4,263
	Black Hills Corp.	90,132	4,185
	Avista Corp.	106,374	3,762
	American States Water Co.	79,957	3,354
	El Paso Electric Co.	80,272	3,091
	MGE Energy Inc.	65,270	3,029
	Empire District Electric Co.	107,357	3,014
*	Dynegy Inc.	217,910	2,920
	South Jersey Industries Inc.	124,040	2,917

	Northwest Natural Gas Co.	49,885	2,525
	NRG Energy Inc.	162,706	1,915
	California Water Service
	Group	77,748	1,809
	Ormat Technologies Inc.	46,616	1,700
	Chesapeake Utilities Corp.	28,933	1,642
	TerraForm Power Inc.
	Class A	123,093	1,549
	SJW Corp.	40,219	1,193
	Connecticut Water
	Service Inc.	26,326	1,001
*	Talen Energy Corp.	157,660	982
	Atlantic Power Corp.	351,954	693
	Unitil Corp.	16,080	577
	Genie Energy Ltd. Class B	44,732	499
	Middlesex Water Co.	17,081	453
	York Water Co.	13,313	332
	Artesian Resources Corp.
	Class A	11,011	305
*,^	Cadiz Inc.	41,609	219
	Delta Natural Gas Co. Inc.	9,196	193
*	Sunrun Inc.	15,150	178
*	US Geothermal Inc.	270,190	169
*	Pure Cycle Corp.	27,648	133
*	Vivint Solar Inc.	13,200	126
	Gas Natural Inc.	4,059	30
			1,194,902
Total Common Stocks
(Cost $24,240,665)			38,851,390
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,[4]	Vanguard Market
	Liquidity Fund,
	0.363%	459,351,119	459,351

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.200%, 2/19/16	10,000	9,996
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.285%, 4/29/16	5,000	4,993
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.501%, 5/3/16	2,000	1,996
			16,985
Total Temporary Cash Investments
(Cost $476,340)			476,336
Total Investments (100.5%)
(Cost $24,717,005)			39,327,726

Institutional Total Stock Market Index Fund

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Receivables for Investment Securities Sold 68,078
Receivables for Accrued Income	53,643
Receivables for Capital Shares Issued	44,537
Total Other Assets	166,258
Liabilities
Payables for Investment
Securities Purchased	(240,162)
Collateral for Securities on Loan	(127,099)
Payables for Capital Shares Redeemed	(4,651)
Payables to Vanguard	(376)
Other Liabilities	(2,929)
Total Liabilities	(375,217)
Net Assets (100%)	39,118,767

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	24,573,178
Undistributed Net Investment Income	11,465
Accumulated Net Realized Losses	(78,433)
Unrealized Appreciation (Depreciation)
Investment Securities	14,610,721
Futures Contracts	1,836
Net Assets	39,118,767

Institutional Shares—Net Assets
Applicable to 28,228,280 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,296,842
Net Asset Value Per Share—
Institutional Shares	$45.94

Institutional Plus Shares—Net Assets
Applicable to 823,184,642 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	37,821,925
Net Asset Value Per Share—
Institutional Plus Shares	$45.95

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $120,449,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $127,099,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,890,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	936,691
Interest[1]	256
Securities Lending	8,106
Total Income	945,053
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	779
Management and Administrative—Institutional Plus Shares	7,919
Total Expenses	8,698
Net Investment Income	936,355
Realized Net Gain (Loss)
Investment Securities Sold	443,975
Futures Contracts	9,343
Realized Net Gain (Loss)	453,318
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,064,037)
Futures Contracts	(3,309)
Change in Unrealized Appreciation (Depreciation)	(1,067,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	322,327
1 Interest income from an affiliated company of the fund was $239,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	936,355	737,185
Realized Net Gain (Loss)	453,318	172,520
Change in Unrealized Appreciation (Depreciation)	(1,067,346)	3,740,337
Net Increase (Decrease) in Net Assets Resulting from Operations	322,327	4,650,042
Distributions
Net Investment Income
Institutional Shares	(42,019)	(55,787)
Institutional Plus Shares	(889,380)	(677,679)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(931,399)	(733,466)
Capital Share Transactions
Institutional Shares	(1,283,293)	(996,064)
Institutional Plus Shares	(481,766)	2,081,471
Net Increase (Decrease) from Capital Share Transactions	(1,765,059)	1,085,407
Total Increase (Decrease)	(2,374,131)	5,001,983
Net Assets
Beginning of Period	41,492,898	36,490,915
End of Period[1]	39,118,767	41,492,898
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,465,000 and $6,500,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$46.78	$42.32	$32.27	$28.32	$28.54
Investment Operations
Net Investment Income	1.053[1]	.838	.726	.694	.532
Net Realized and Unrealized Gain (Loss)
on Investments	(. 847)	4.457	10.051	3.950	(.222)
Total from Investment Operations	.206	5.295	10.777	4.644	.310
Distributions
Dividends from Net Investment Income	(1.046)	(.835)	(.727)	(.694)	(.530)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.046)	(.835)	(.727)	(.694)	(.530)
Net Asset Value, End of Period	$45.94	$46.78	$42.32	$32.27	$28.32

Total Return	0.45%	12.60%	33.64%	16.47%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,297	$2,590	$3,290	$3,001	$2,874
Ratio of Total Expenses to Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.042%
Ratio of Net Investment Income to
Average Net Assets	2.24%[1]	1.90%	1.96%	2.25%	1.93%
Portfolio Turnover Rate[2]	9%	5%	9%	8%	12%

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$46.79	$42.32	$32.28	$28.32	$28.54
Investment Operations
Net Investment Income	1.064[1]	.847	.734	.701	.537
Net Realized and Unrealized Gain (Loss)
on Investments	(. 846)	4.466	10.041	3.959	(.221)
Total from Investment Operations	. 218	5.313	10.775	4.660	.316
Distributions
Dividends from Net Investment Income	(1.058)	(.843)	(.735)	(.700)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.058)	(.843)	(.735)	(.700)	(.536)
Net Asset Value, End of Period	$45.95	$46.79	$42.32	$32.28	$28.32

Total Return	0.48%	12.64%	33.63%	16.53%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,822	$38,903	$33,201	$20,731	$16,087
Ratio of Total Expenses to Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.022%
Ratio of Net Investment Income to
Average Net Assets	2.26%[1]	1.92%	1.98%	2.27%	1.95%
Portfolio Turnover Rate[2]	9%	5%	9%	8%	12%

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Institutional Total Stock Market Index Fund

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,850,933	—	457
Temporary Cash Investments	459,351	16,985	—
Futures Contracts—Liabilities[1]	(2,196)	—	—
Total	39,308,088	16,985	457
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	2244	228,372	1,378
E-mini Russell 2000 Index	March 2016	210	23,761	458
				1,836

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

Institutional Total Stock Market Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $480,018,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $12,485,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $12,678,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $28,521,000 to offset taxable capital gains realized during the year ended December 31, 2015. The fund had available capital losses totaling $76,597,000 that may be carried forward indefinitely to offset future net capital gains.

At December 31, 2015, the cost of investment securities for tax purposes was $24,718,218,000. Net unrealized appreciation of investment securities for tax purposes was $14,609,508,000, consisting of unrealized gains of $15,604,132,000 on securities that had risen in value since their purchase and $994,624,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $4,307,404,000 of investment securities and sold $6,249,553,000 of investment securities, other than temporary cash investments. Purchases and sales include $771,503,000 and $690,911,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	266,666	5,798	279,683	6,295
Issued in Lieu of Cash Distributions	36,893	795	50,677	1,123
Redeemed	(1,586,852)	(33,724)	(1,326,424)	(29,798)
Net Increase (Decrease) —Institutional Shares	(1,283,293)	(27,131)	(996,064)	(22,380)
Institutional Plus Shares
Issued	5,475,151	117,871	6,791,984	153,792
Issued in Lieu of Cash Distributions	823,108	17,835	646,100	14,312
Redeemed	(6,780,025)	(144,011)	(5,356,613)	(121,064)
Net Increase (Decrease) —Institutional Plus Shares	(481,766)	(8,305)	2,081,471	47,040

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2016

Special 2015 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $876,167,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 76.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$985.88	$0.20
Institutional Plus Shares	1,000.00	985.99	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index
(formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad
Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2015: $69,000
Fiscal Year Ended December 31, 2014: $59,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2015: $7,000,200
Fiscal Year Ended December 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2015: $2,899,096
Fiscal Year Ended December 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2015: $353,389
Fiscal Year Ended December 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2015: $202,313
Fiscal Year Ended December 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2015: $555,702
Fiscal Year Ended December 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016
VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.